Exhibit 99.11

JPM Loan ID	Final Overall Event Level	S&P Initial Overall Rating	S&P Initial Credit Grade	S&P Initial Compliance Grade	S&P Initial Property Grade	S&P Final Overall Rating	S&P Final Credit Grade	S&P Final Compliance Grade	S&P Final Property Grade	Fitch Initial Overall Rating	Fitch Initial Credit Grade	Fitch Initial Compliance Grade	Fitch Initial Property Grade	Fitch Final Overall Rating	Fitch Final Credit Grade	Fitch Final Compliance Grade	Fitch Final Property Grade	Moodys Initial Overall Rating	Moodys Initial Credit Grade	Moodys Initial Compliance Grade	Moodys Initial Property Grade	Moodys Final Overall Rating	Moodys Final Credit Grade	Moodys Final Compliance Grade	Moodys Final Property Grade	Kroll Initial Overall Rating	Kroll Initial Credit Grade	Kroll Initial Compliance Grade	Kroll Initial Property Grade	Kroll Final Overall Rating	Kroll Final Credit Grade	Kroll Final Compliance Grade	Kroll Final Property Grade	DBRS Initial Overall Rating	DBRS Initial Credit Grade	DBRS Initial Compliance Grade	DBRS Initial Property Grade	DBRS Final Overall Rating	DBRS Final Credit Grade	DBRS Final Compliance Grade	DBRS Final Property Grade	State	Lien Position	Loan Purpose	QM Flag	Material Exceptions	Immaterial/Overridden Exceptions	Resolution Comments
110804676	1	D	CD	RC	VC	A	CA	RA	VA	D	D	C	C	A	A	A	A	D	D	C	C	A	A	A	A	D	D	C	C	A	A	A	A	D	D	C	C	A	A	A	A	TN	1	Purchase	General QM
11/19/14 - Received 3rd Party Desk Review that reflects original appraisal value of $670,000 is supported. APPR 0040 Exception Cleared.;
11/19/14 - Received 3rd Party Desk Review that reflects original appraisal value of $670,000 is supported. APPR 0007 Exception Cleared.;
11/19/14 - Received 3rd Party Desk Review that reflects original appraisal value of $670,000 is supported. APPR 0038 Exception Cleared.;
11/19/14 - Received underwriter executed 1008 reflecting a date of 10/3/2014. DTI is 23.579% which matches to the 1008 originally provided. APRV 0001 Exception Cleared.;
11/19/14 - Received a copy of the executed recorded Mortgage Deed of Trust and legal description attachment (10 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  DEED 0049 Exception Cleared. ;
11/19/14 - Received an email excerpt that stated: "lenders LOS showing the date this document was sent to the borrower". Attached is a screen print with a Disclosure history reflecting a sent date of 7/23/2014 # of Disclos 37 being highlighted but no evidence that the 37 disclosures included the HUD Special Information Booklet could be ascertained from the screen print.  No Exception Cleared. COMP 0038 Exception Remains.;
11/19/14 - Received copy of Acknowledgement of Intent to Proceed and Change in Circumstance dated 9/29/2014, executed by borrower on same date.  RESPA 0005 Exception Cleared.;
11/19/14 - Received copies of two VORs completed by same property Managing Partner.  One matches to the VOR in file (pg 236) is dated 10/2/14 and reflects 0x30 history. Additional VOR provided is dated 10/4/14 and reflects a rental period of 4/2012 to 6/2014 to confirm no gap in rent history.  Current VOR in file reflects borrower rented from 7/2014 to 10/2014.  Collective rental history confirms a 24+ months history of satisfactory payment history with no payments 30 or more days past due.  CRED 0021 Exception Cleared.;
11/19/14 - Received updated quarterly bank statement dated 6/30/14 - 9/30/14 for account which is within 90 days of closing date of 10/3/2014, however, the balance of $41,570.11 is no longer supported.  Balance on updated statement is $18,590.26. CRED 0083 Exception Cleared.;
12/19/14 - Received rebuttal from lender which states: "The lender has provided evidence that the HUD Settlement Booklet was sent to the borrower via their origination system which holds all historical data regarding the loan transaction and is the system of record. Please escalate this if necessary. No Exception Cleared. Unable to confirm Special Information Handbook/HUD Settlement Booklet was provided to borrower within 3 days of loan application date of 7/23/2014 using the screen print provided on 11/19/14. COMP 0038 Exception Remains.;
12/23/14 - Received lender statement that was signed and dated 12/23/14 to confirm that the Special Information handbook was provided with all 37 disclosures reflected in the screen print and mailed out to the borrower on 7/23/14.  Confirms booklet was sent. COMP 0038 Exception Cleared.;

110802993	1	C	CC	RC	VC	A	CA	RA	VA	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	NE	1	Rate and Term Refinance	General QM
12/2/14 - Received a copy of the executed recorded Mortgage Deed of Trust and legal description attachment (11 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  DEED 0049 Exception Cleared.;
12/2/14 - Lender provided 30 page 2013 1040 tax return including Sch A (pg 4/30). CRED 0087 Exception Cleared.;
12/3/14 - Received Changed Circumstance documentation dated 10/20/2014 reflecting changed due to increase in loan amount. RESPA 0005 Exception Cleared.;
12/5/14 - Received 3rd Party Desk Review that reflects original appraisal value of $650,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
12/5/14 - Received 3rd Party Desk Review that reflects original appraisal value of $650,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0039 Exception Cleared.;
12/5/14 - Received 3rd Party Desk Review that reflects original appraisal value of $650,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0002 Exception Cleared.;
12/18/14 - Received rebuttal from lender which states: "Bank does not have any affiliates and therefore does not feel it necessary to disclose something that they do not posses." COMP 0016 Exception Cleared.;
12/18/14 - Received Lender response of: "Bank closed this loan themselves and in Iowa when the originating bank closed the loan a closing protection letter is not required". ** No Exception Cleared.  Subject property is not in Iowa, it is in Nebraska. Unable to confirm that no CPL is necessary.  TITL 0005 Exception Remains.;
12/19/14 - Received Lender response of: The lenders headquarters are in Iowa. The lender closed the loan themselves at a branch near the subject property and it was not closed by a closing agent, title company or an attorney therefore a closing protection letter is not required and would not provide against losses as the lender closed the loan themselves. CPLs are intended to indemnify lenders solely against losses incurred as the result of (1) dishonesty or fraud by the Issuing Agent or Approved Attorney in handling the lenders funds or documents in connection with the specific transaction for which the letter is issued, and (2) failure of the Issuing Agent or Approved Attorney to comply with the written closing instructions of the lender to the extent they relate to status of title to the lender's interest in the land or the validity, priority or enforceability of the mortgage on the land, including the obtaining of documents and disbursement of funds in connection therewith (although not to the extent such instructions require a determination of the validity, enforceability or effectiveness of any such document).** Loan closed by Lender.  TITL 0005 Exception Cleared.;

110804675	1	C	CC	RC	VC	A	CA	RA	VA	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	NJ	1	Rate and Term Refinance	General QM
12/5/14 - Received 3rd Party Desk Review that reflects original appraisal value of $937,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
12/11/14 - Received underwriter executed 1008 reflecting a date of 10/14/2014. DTI is 31.796% which matches to the 1008 originally provided. APRV 0001 Exception Cleared.;
12/11/14 - Received GFE, TIL and COC dated 09/30/14 to correspond with lock event. RESPA 0016 Exception Cleared.;
12/11/14 - Received Affiliated Business Disclosure dated 09/29/14 which is within 3 days of application date of 09/29/14. COMP 0017 Exception Cleared.;
12/11/14 - Received business search print out confirming employer website. Document is dated 10/14/14 which is prior to Note signature date. This confirms named employers are one and the same. CRED 0082 Exception Cleared.;
12/11/14 - Received evidence of employment for Borrower dated 10/21/14 which is prior to Note signature date of 10/23/14. VVOE confirms borrower is currently employed and has been employed as a Physician since 2007. CRED 0006 Exception Cleared.;
12/11/14 - Received screen print out of an e-mail chain between lender and title company. E-mail states: " Hi there. I can provide the shipping information that it was sent to the county recording. Let me know if this helps. " Recording information has been cut and pasted within the e-mail and reflects 11/03/14 Shipped Recording with tracking #. Confirmed that document has been delivered on 11/05/14 . DEED 0049 Exception Cleared.;
12/11/14 - Received a copy of the original final executed HUD1 on the original purchase of the subject property dated on 2/28/2014 reflecting an original purchase price of $450,000.  No documentation was provided to reflect the full Acquisition cost as evidence with construction cost breakdown for determining the final Acquisition cost as required per originator guidelines and to support the value of the subject property.  The Cost to Build / Construction Breakdown must be executed by the borrower and builder.  Value of the subject is established by the acquisition cost and the builders cost to improve the subject which is not documented in the appraisal report or in other file documentation. ** No Exception Cleared.  CR 0005 Exception Remains.;
12/18/14 - Received April to September rent checks reflecting $2200 monthly rent paid around the 24th to 28th of each month. (Check dated 03/24/14 is for April Rent). CRED 0093 Exception Cleared.;
12/18/14 - Received a lender response of "seasoning".  Attached is a lender response of: The initial sale took place on 2/28/2014.  Initial Application date for new financing is dated 9/29/2014. This is 7 months and 1 day
Limited Cash-out Refinance:
1) Properties that are currently listed for sale, or that have been listed for sale by the borrower within the most recent six (6) months, are ineligible.
2) If the Property was purchased within the most recent six (6) month period prior to the Application date for the new financing, the LTV must be based on the lesser of the original sales price/acquisition cost or the current appraised value established by the appraiser.
3) If the Property was purchased more than six (6) months prior to the Application date for new financing, the current appraised value may be used to calculate the LTV ratios.
Initial app is outside 6 months therefore appraised value can be used and we do not have to go off acquisition costs ** Agree. App date is 9/29/14.  Guidelines state if purchased > 6 months, current appraisal value can be used.  CDA supported original appraisal value.  CR 0005 Exception Cleared.;

110825940	1	D	CD	RC	VC	A	CA	RA	VA	D	D	C	C	A	A	A	A	D	D	C	C	A	A	A	A	D	D	C	C	A	A	A	A	D	D	C	C	A	A	A	A	TX	1	Rate and Term Refinance	General QM
12/5/14 - Received 3rd Party Desk Review that reflects original appraisal value of $1,300,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared;
12/16/14 - Received CPL for subject. TITL 0005 Exception Cleared;
Received a copy of the executed recorded Mortgage Deed of Trust which includes legal description attachment  along with PUD Rider (17 total pages) to confirm Mortgage / Deed of Trust recording has been completed. DEED 0049 Exception Cleared.;
12/16/14 - Lender provided statement of: "1003", however, no document was attached. APP 0002 Exception Remains.;
12/16/14 - Received Underwriter Conditional Approval reflecting an underwriter signature and approval date of 11/18/2014. Signed Final 1008 reflecting DTI of 33.655% is also provided. APRV 0001 Exception Cleared.;
12/16/14 - Received rebuttal from lender which states: "I'm showing a DTI of 33.65% with their changes not 34.23% as they suggested. The proposed monthly insurance is $122.95, taxes are $2,720.05 based on our estimate of the improved value not the tax cert, and HOAs are $60 monthly." Lender provided a signed Final 1008 which matches approval DTO. Clearing exception as variance in DTI is within tolerance and due to the following: 1) Proposed Taxes and Insurance payment correction on 1003 already set as Exception code APP 0002. 2) Review is already using monthly mortgage payment plus taxes and insurance in qualifying REO in TX which is the more conservative approach. CRED 0004 Exception Cleared.;
12/18/14 - Received rebuttal from lender which states: "The subject property has never been occupied prior to the transaction, therefore a right of rescission is not required." Verified that property has never been occupied per appraisal report. ROR 0001 Exception Cleared.;
12/18/14 - Received rebuttal from lender which states: "The subject property is a new build, however the file contains a 442 and certificate of completion." No Exception Cleared. 442 Located on pg 385. Missing copy of Certificate of Occupancy. PROP 0012 Exception Remains.;
12/18/14 - Lender attached the Continuation Sheet on Schedule of Real Estate Owned which reflects the two additional properties. Exception partially cleared. Lender also corrected the 1003 and amended Section V proposed taxes and insurance payments, however, changes on the 1003 are not initialed. Corrections on 1003 (pg 2 Section V) must be initialed by each borrower to evidence that the borrowers acknowledged and initialed the corrections on the Final 1003. APP 0002 Exception Remains.;
12/23/14 - Received response from Lender of: "Screen Print from City with Permits listed and top one from 11.12.14 is for occupancy". Attached is a copy of a screen print (poor copy) that does confirm subject property address on top. Top line in grid reflects a column titled Type with Bld TR.  Description column reflects the verbiage of "Temporary R" with a Pass noted under Result and completed on 11/12/2014.  Per Lender this line item represents occupancy confirmed for the subject by the City.  PROP 0012 Exception Cleared.;
12/23/14 - Received updated amended final 1003, however it is not executed or dated by the borrowers. Amended 1003 must be executed and dated.  No Exception Cleared.  APP 0002 Exception Remains.;
1/9/15 - Received amended Final 1003 fully executed and dated by the borrowers. Continuation Sheet on Schedule of Real Estate Owned is attached to the 1003 and proposed PITI section V has been completed. APP 0002 Exception Cleared.

110805921	1	C	CC	RC	VC	A	CA	RA	VA	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	VA	1	Purchase	General QM
12/5/14 - Received 3rd Party Desk Review that reflects original appraisal value of $780,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
12/18/14 - Received copy of Multipage Disclosures which do not include Special Information Handbook/HUD Settlement Book. No Exception Cleared. COMP 0038 Exception Remains.;
12/18/14 -Received rebuttal from lender which states: "Per the borrowers 2013 and 2012 1040s that are in the original loan file, the borrower paid self employment taxes, additionally he filed a Schedule C for both years that documents his Legal Consulting business as he is a licensed attorney. This information and documentation supports the LOX in the file for his employment. No exception cleared. Verification of prior self employment must be provided by 3rd party. CRED 0006 Exception Remains.;
12/29/14 - Received rebuttal which states: "Please see the highlighted portion of the multipage disclosure as the HUD Handbook is listed." Lender attached copy of Multipage Disclosures includes Special Information Handbook/HUD Settlement Book on pg 2. Disclosure states borrower acknowledges receipt of Special Information Handbook/HUD Settlement Book was provided to borrower within 3 days of RESPA application date. COMP 0038 Exception Cleared.;
1/2/15 - Received web print out from the CO state agency reflecting borrower status as Active, and admission date 8/2013. No exception cleared. Document provided does not satisfy 2 years of employment verification required. Only able to confirm employment from 06/06/13 to Present per VOE provided in original file (pg 86). Missing 3rd Party/CPA verification of borrowers self employment prior to 06/06/13 to complete 24 month employment history as required by Appendix Q. Any gap in employment for 30+ days must be satisfactorily addressed by the borrower. CRED 0006 Exception Remains.;
1/5/15 - Received rebuttal from lender which states: "Please be advised that several documents were uploaded. The documentation from the State of California showing that the borrower was a self employed licensed attorney in that state prior to going to work. This was page two of the original attachment documenting a 44 year history in the State of California. The address is consistent with what appears on the borrowers 1003 and verified federal tax returns. I have attached these again for your review as it provides third party documentation of a 24 month history of self employment." Lender attached web print out from the Colorado Supreme Court reflecting borrower status as Active with Firm and admission date. Lender also attached a web search print out reflecting borrower has been self employed and licensed in the State of Illinois since 1971 and a licensed California for 44 years.  Both documents provided confirms borrowers 24 months employment history currently as W2 earner and previously as self-employmed.  CRED 0006 Exception Cleared.

110845126	1	C	CA	RC	VC	A	CA	RA	VA	C	A	C	C	A	A	A	A	C	A	C	C	A	A	A	A	C	A	C	C	A	A	A	A	C	A	C	C	A	A	A	A	VA	1	Purchase	General QM
12/10/14 - Received 3rd Party Desk Review that reflects original appraisal value of $685,000 which does not support the original appraisal value of $710,000. Variance is within 10% tolerance at -3.5%. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.;
12/17/14 - Received a statement from lender of: "All outstanding stips." Lender attached a 26 page document that appears to include other documents for other outstanding exceptions. Closing Instructions is on page 2, however, closing instructions provided does not state specific detail to indicate how closing agent is to send legal documents to proper recording office. No exception cleared. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office. DEED 0049 Exception Remains.;
12/17/14 - Received a statement from lender of: "All outstanding stips." Lender attached a 26 page document that appears to include other documents for other outstanding exceptions. Page 26 is a GFE dated 10/28/14. Although GFE provided is not dated 10/29/14, it reflects lock information and is within 3 business days of lock date of 10/27/14. RESPA 0016 Exception Cleared.;
12/17/14 - Received a statement from lender of: "All outstanding stips." Lender attached a 26 page document that appears to include other documents for other outstanding exceptions. Page 6 is a a Certificate of Occupancy for the subject issued by the City signed and dated by Building Official and Zoning Administrator on 11/10/14. PROP 0012 Exception Cleared.;
12/18/14 - Received statement from lender of: "According to the closing attorney, they signed the closing instructions indicating that they would have all required documents recorded with the required municipality for the subject transaction (on pg. 3 of the provided stip document). It may take 45 to 60 days to get any recording information back from the City. Please accept the closing instructions executed by the closing attorney as evidence that the security instrument has been sent for recording. Thank you." Page 4 of Documents previously provided reflects: "The recorded Deed of Trust, (Applicable Rider) and the Final Title Policy must be received by this office no later than 45 days from the date of settlement." ** This is sufficient evidence of Closing agents intent to record.  DEED 0049 Exception Cleared.;
12/17/14 - Lender attached a 26 page document that appears to include other documents for other outstanding exceptions. Page 11 is a Revised Itemization of Credit/Addendum to HUD. Itemization provided is the same format as the one originally presented in the original file (pg 6). Upon comparing both Itemizations, it appears that the difference is that the original credit of $1,687.50 for transfer tax (line 1205) along with the $290 credit on line 905 have been removed on the amended breakdown. New Itemization provided reflects the new breakdown of credits: $1840 credit for Attorney Fee and $250 credit for Doc Review Fee. No exception cleared. Lender did address the reason for the different fee breakdown addenda provided. COMP 0001 Exception Remains.;
12/23/14 - Lender phoned to address issue with under disclosure.  Confirmed that $1840 Attorney fee on line #1113 (POC item) was not related to the Closing Settlement attorney but was a borrower chosen attorney, thus why fee was a POC item. Confirmed that this fee could be omitted from the borrower pre-paid finance charges thus curing the under disclosure.  Lender is to submit statement reflecting the same.
12/23/14 - Received a lender response stating: "please be advised that the fees on the HUD1 paid outside of closing by the borrower on line #1112 for $250 and line #1113 in the amount of $1840 were paid to law firm that the borrower selected to have review their documents and was not a requirement of the transaction and should not be included int he PFC items.". Agree, fees omitted, thus curing the under disclosure.  COMP 0001 Exception Cleared.

110836718	2	C	CC	RC	VC	B	CB	RA	VA	C	C	C	C	B	B	A	A	C	C	C	C	B	B	A	A	C	C	C	C	B	B	A	A	C	C	C	C	B	B	A	A	TX	1	Rate and Term Refinance	General QM
CRED 0009 Unacceptable Credit History - Lender exception (pg 446) for insufficient tradelines for borrower shows approved by aggregator. Exception approved based on prior mortgage showing over 24 months history showing paid 0x30.  , Client Comment: 12/19/14 - Received statement of: "exception approval is attached." Lender attached an e-mail screen print reflecting Exception Request has been Pricing Approved. Also received a separate e-mail confirmation from client  that tradeline exception has been granted based on the following compensating factors: "paying off interest only construction loan, low dti, excellent reserves, excellent credit history. Borrower has a loan listed as active on his credit report, however it just closed and its no longer active. It was the mortgage for their previous residence with a mortgage history over 24 months." Exception overridden per confirmation from client. CRED 0009 Exception Overridden to EV2 level.

12/10/14 - Received a copy of the Closing Protection Letter. TITL 0005 Exception Cleared.;
12/10/14 - Received response from Lender of: "Please see page 11, Section H2 of closing instructions". Attached is Closing instructions that reflects section H.2 Land Record Filings: Recordable Documents, to the extent applicable, must be presented for recording in the official land records where the Property is located in the following order where possible, or in the order required by Title Insurer issuing the Title Policy: POA, Deed or other instrument used to convey title, Lien Security Instrument to be insured in first priority position with all Riders attached, Lien Security Instrument to be insured in a junior priority position with all Riders attached, Subordination Agreement, Other recordable documents. Settlement Agent must forward the original recorded Loan Documents to Lender promptly if Settlement Agent receives the recorded Loan Documents from the land records office. ** This confirms intent to record legal documents. DEED 0049 Exception Cleared.;
12/10/14 - Received 3rd Party Desk Review that reflects original appraisal value of $699,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
12/18/14 - Received rebuttal from lender which states: "Balance sheets for Employer are attached. Co-borrowers company; her income was not used as the self-employment began less than 1 yr ago." Agree, only using loss (see page 439) for borrower 2 thus Balance Sheet for Co-Borrower Employer is no longer required. Lender attached Balance Sheet as of 10/31/14 and printed 11/14/14 which is prior to 11/21/14 consummation date. Exception partially cleared. Lender also attached Balance Sheet as of 12/16/14 and printed 12/16/14 which is after Note signature date of 11/21/14 and in violation of Appendix Q, section 1026.43 (e) (2) (vi). Documentation used to render loan approval and qualification must be dated on or before the Note-signature date of 11/21/14. CRED 0082 Exception Remains.;
12/19/14 - Received statement from lender of: "balance sheet prior to closing." Lender attached the same P&L provided on pg 166 of the original file and a document entitled Register Quick Report. No exception cleared. Missing Balance Sheet dated prior to Note signature date of 11/21/14. CRED 0082 Exception Remains.;
12/19/14 - Received statement of: "... Eexception approval is attached." Lender attached an e-mail screen print reflecting Exception Request has been Pricing Approved. Also received a separate e-mail confirmation from client that tradeline exception has been granted based on the following compensating factors: "paying off interest only construction loan, low dti, excellent reserves, excellent credit history. Borrower has a loan listed as active on his credit report, however it just closed and its no longer active. It was the mortgage for their previous residence with a mortgage history over 24 months." Exception overridden per confirmation from client. CRED 0009 Exception Overridden to EV2 level.;
12/23/14 - Received response from Lender of: "2014 Balance Sheet Attached". Attached is two Balance Sheets both dated 11/10/2014.  Missing evidence of a third Balance Sheet. ** See UPDATED EXCEPTION COMMENT **
UPDATED EXCEPTION:
File contains 2014 YTD P&L statements (pg 166),  (pg 175) and  (pg 185). Received two Balance Sheets on 12/23/14 fboth dated 11/10/2014.  Missing third Balance.;
1/7/15 - Received missing Balance Sheet dated As of November 2014. Received two Balance Sheets on 12/23/14 both dated 11/10/2014. CRED 0082 Exception Cleared.

110801651	1	C	CC	RC	VC	A	CA	RA	VA	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	TX	1	Purchase	General QM
12/15/2014 - Received 3rd Party Desk Review that reflects original appraisal value of $1,270,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
12/18/14 - Received rebuttal from lender which states: "This is located on page 451 within the package uploaded." No exception cleared. There is no page 451 within the original package. Please upload document. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Handbook within 3 days of application date. COMP 0038 Exception Remains.;
12/18/14 - Received rebuttal from lender which states: "The complete closing instructions that address this item are located on pages 507-513 within the package uploaded." No exception cleared. There are no pages 507-513 within the original package. Please upload document. COMP 0038 Exception Remains.;
12/18/14 - Received Final Title Policy with recording information. Schedule A Item #4 reflects DOT recording information of $1,000,000 loan amount and doc recording. TITL 0004 Exception Cleared. Also clearing DEED 0049 for proof of recording.;
12/18/14 - Received Final Title Policy with recording information. Schedule A Item #4 reflects DOT recording information of $1,000,000 loan amount and doc recording. DEED 0049 Exception Cleared.;
12/18/14 - Received rebuttal from lender which states: "Lender does not have any affiliated businesses. Should you have any questions, please dont hesitate to contact me directly. Sincerely. Post-Closing Coordinator. COMP 0017 Exception Cleared.;
12/19/14 - Received Acknowledgement of Receipt of HUD Settlement Handbook signed by borrower, however, document is not dated. Unable to confirm whether Special Information Handbook/HUD Settlement Handbook was provided within 3 days of application date of 08/20/14. COMP 0038 Exception Remains.;
12/18/14 - Received rebuttal from lender which states: "Specified Property owned free and clear. A recorded warranty deed that does not contain a vendors lien is evidence that there is not any lien on the property, which is located in the credit package provided. If there was a lien, a warranty deed with vendor lien would be filed of record and this is not." ** No Exception Cleared.  No Warranty Deed provided.  Original file presented was 435 pages.  Provide evidence of document location or the actual Warranty Deed reflecting no liens. CRED 0088 Exception Remains.;
12/22/14 - Received a copy of Warranty Deed to confirm no liens for this investment property.  CRED 0088 Exception Cleared.;
12/23/14 - Received a borrower executed Acknowledgement of Receipt of the HUD settlement booklet dated 8/25/14 to confirm borrower was provided the HUD Handbook within 3 business days of application.  COMP 0038 Exception Cleared.

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12/24/14 - Received a copy of the executed recorded Mortgage Deed of Trust, Rider, and legal description attachment (20 total pages) to confirm Mortgage / Deed of Trust recording has been completed on 12/17/14. DEED 0049 Exception Cleared.;
12/24/14 - Received evidence borrower received the Special Information Handbook. Borrower signed acknowledgement of receipt on 10/20/14 which is within 3 business days of Application date of 10/16/14. COMP 0038 Exception Cleared.;
12/24/14 - Received underwriter executed 1008 reflecting a date of 12/05/14. DTI is 30.777%  which matches to the 1008 originally provided. APRV 0001 Exception Cleared.;
12/24/14 - Received copy of e-mail correspondence with Loan Registration reflecting First Appraisal is supported. No exception cleared pending receipt of 3rd party CDA reflecting original appraised value is supported. APPR 0040 Exception Remains.;
1/12/15 - Received 3rd Party Desk Review.  Errors noted and returned to CR for update.  No Exception Cleared.  APPR 0040 Exception Remains.;
1/13/15 - Received phone call from Client.  Requesting clearance of CDA with proof that updated CDA supporting value to come.  APPR 0040 Exception Cleared.;
1/14/14 - Received 3rd Party Desk Review that reflects original appraisal value of $750,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared. ;

110838993	1	C	CC	RC	VC	A	CA	RA	VA	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	VA	1	Purchase	General QM
1/2/15 - Received YTD 2014 P&L statements. Missing 2014 Balance Sheet as required per Appendix Q. CRED 0082 Exception Remains.;
1/2/15 - Received statement of: "ABD was issued on 10/20/14 as evidenced by the LOs signature." Received page 1 of 2 of Affiliated Business Disclosure. No exception cleared. Unable to confirm  borrowers were provided with Affiliated business disclosure within 3 days of application date using the document provided. COMP 0035 Exception Remains.;
1/5/15 - Received rebuttal from lender which states: "The Affiliated Business Arrangement Disclosure that was signed by the Loan Officer as to when it was sent to the borrowers, 10/20/2014 and signed by the borrowers on 10/26/2014 is consistent with all the other initial disclosures located in the loan file. This is within the 3 days and was issued in compliance as were all the other disclosures." No exception cleared. Missing page 2 of 2 of Affiliated Business Disclosure to confirm  borrowers were provided with Affiliated business disclosure within 3 days of application date of 10/20/14. COMP 0035 Exception Remains.;
1/6/15 - Received 3rd Party Desk Review that reflects original appraisal value of $588,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.;
1/15/15 - Received statement from Lender of: "closing instructions executed by closing agent". Attached is a three page document. ** No exception cleared.  Instruction provided do not state specific detail to indicate how closing agent is to send legal documents to proper recording office. DEED 0049 Exception Remains.;
1/15/15 - Received two page ABA document plus additional other disclosure page (pg. 3 of 3) reflecting lender executed 10/20/14 as disclosure date.  ABA page two appears to reflect lender dated 10/26 but handwritten note at bottom of page 2 reflects the LO signed on 10/20/14 and provided the additional page clearly reflecting the LO date of 10/20/14.  COMP 0035 Exception Cleared.;
1/15/15 - Received six page merged credit report on co-borrower reflecting it was updated 1/12/2015 and completed on 1/15/2015 which is dated post-consummation.  Page four of the updated report reflects item #20 for previous landlord with evidence of 24 months satisfactory history for high credit of $1800 from 01/2013 to 12/2014. Lender guidelines require 24 months verified housing history for each borrower. **  Rental housing history is not part of Appendix Q, so a guideline exception can be cleared with post-consummation dated documentation. CRED 0001 Exception Cleared.;
1/15/15 - Received a revised 1008 that is not dated with the comment of: "income removed for b1 and 25% gross up for b2.  Revised 1008 Stable Monthly Income section reflects an asterisk by Borrower with all income fields under Borrower as blank.  Underwriter Comments section reflects exact comments as reflected on original 1008 stamped FINAL in file (pg. 208) which provides detail on the borrowers income. No Exception Cleared. The revised 1008 provided removing Borrower, income does not match to how the loan was approved and how the final 1003s were completed that each borrower executed and dated at closing (final 1003, pg. 56 and 60). Revision was completed post-consummation with DTI increasing from initial approval of 25.96% to 40.03% reflected on revision.  No Exception Cleared. The removal of the borrower income could trigger a violation, and then the potential loss of safe harbor. Once income is used in qualification it must be verified in accordance with Appendix Q.  CRED 0082 Exception Remains.;
 2/2/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (30 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed. DEED 0049 Exception Cleared.;
2/2/15 - Received copy of Balance Sheet -Calendar 2014 through 10/15/14.(prepared 10/15/14) Exception CRED 0082 cleared.;
2/2/15 - Received copy of Processor's certification stating that she did a verbal verification of employment on 11/24/14  with the Commissioner of Revenue Office for a City in Virginia over business licenses. Certification stated whom she spoke with, the phone number of the person she spoke with that is responsible for issuing and validation businesses within that area, and confirmed that the borrower has held a business license with the City as required since October, 1.2003. Copy of Verbal VOE was also included. CRED 0006 Exception cleared.

110845684	1	C	CC	RC	VC	A	CA	RA	VA	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	CO	1	Purchase	General QM
12/19/14 - Received 3rd Party Field Review that reflects Lender/Client and reflects original appraisal value of $750,000 is supported.  APPR 0040 Exception Cleared.;
1/2/15 - Received Credit Report Comparison pg 4 of 8 which matches pg 116 of the original file. Current balance based on last activity reported on 10/14 is $14,089 and monthly payment reflects $84. Lender used 5% of the balance as it is the more conservative approach (pg 51). CRED 0093 Exception Cleared.;
1/2/15 - Received signed letter from Loan Officer which states: "I mailed the HUD Settlement Cost Booklet to the borrower regarding the above reference loan on October 29, 2014." No exception cleared. Missing proof to confirm Special Information Handbook/HUD Settlement Book was provided to borrower within 3 days of application date of 10/28/2014. COMP 0038 Exception Remains.;
1/2/15 - Received confirmation from lender which states: "Please be advised that Lender does not have any Affiliated Business Arrangements and therefore does not issue the Affiliated Business Arrangement Disclosure." COMP 0017 Exception Cleared.;
1/2/15 - Received complete Fraud report with all alerts satisfactorily addressed. NMLS search confirms LO status as Active. Appraisal value is supported per CDA report. Employment verification exception has been set separately under Exception code CRED 0006. Clearing CRED 0089 Exception.;
1/2/15 - Received statement from lender of: "Closing Instructions with Recording Requirements."Lender attached a copy of Lender closing instruction which states on pg 1 that "This loan must record in first lien position on or prior to disbursement date noted above (December 11, 2014)." ** This confirms intent to record legal documents. DEED 0049 Exception Cleared.;
1/8/15 - Received  web search print out from the State Board Agency reflecting Borrower class status as Active License in Good Standing since 1977 and with a license expiration date of 02/28/15. Document provided confirms borrowers 24 months employment history. Also received a Secretary of State business search dated 01/07/15 which is post consummation date. This document is being excluded. Multiple documents were already provided in the original file (pg 440-460) to document the existence of  Employers. CRED 0006 Exception Cleared.;
1/8/15 - Received rebuttal from Originator which states: "Originator does not provide a list of service providers to consumers as they do not offer this as an option and therefore the disclosure you are requesting does not exist." RESPA 0028 Exception Cleared.;
1/12/15 - Received an email from Originator requesting assistance with remaining COMP 0038 exception.  Sent response the burden of proof is on the originator and we must have proof that all disclosures including the Special Information Settlement Handbook was provided to the borrower(s) within 3 business days of application.;
1/23/15 - Received response from Lender of: "HUD cost booklet disclosure". Attached is borrower acknowledgment of receipt of the HUD Settlement Cost Booklet. COMP 0038 Exception Cleared.

110844294	1	C	CC	RA	VC	A	CA	RA	VA	C	C	A	C	A	A	A	A	C	C	A	C	A	A	A	A	C	C	A	C	A	A	A	A	C	C	A	C	A	A	A	A	AR	1	Purchase	General QM
12/30/14 - Received screen print out of e-mail correspondence reflecting First Appraisal is Supported. No exception cleared pending receipt of 3rd party CDA review. APPR 0040 Exception Remains.;
12/30/14 - Received screen print out of e-mail correspondence reflecting First Appraisal is Supported. No exception cleared pending receipt of 3rd party CDA review. APPR 0002 Exception Remains.;
12/30/14 - Received  the same Secretary of State business search originally provided in file for Corp which lists Borrower as Incorporator/Organizer. Lender also provided copy of screen print out which lists Borrower as the sole shareholder. CRED 0006 Exception Cleared.;
12/30/14 - Received Verification of Loan confirming payment of $188/month used by lender to qualify is accurate. Also received Copy of Note/Business Loan Agreement confirming collateral used to secure the loan is a motor vehicle. CRED 0083 Exception Cleared.;
1/12/15 - Received 3rd Party Desk Review that reflects original appraisal value of $860,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
1/12/15 - Received 3rd Party Desk Review that reflects original appraisal value of $860,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0002 Exception Cleared.

300000009	2	D	CC	RD	VC	B	CB	RA	VA	D	C	D	C	B	B	A	A	D	C	D	C	B	B	A	A	D	C	D	C	B	B	A	A	D	C	D	C	B	B	A	A	TX	1	Purchase	General QM
CRED 0009 Unacceptable Credit History - File contains two exception request forms (pg 153, 163). Exception requested for borrowers  insufficient open trade lines and for missing 24 months housing payment history. Exception request (pg 163) reflects Approval by Regional Manager.  Exception request (pg 153) reflects 2nd signature Decline by Underwriting Manager. Reason for decline states Buyer will not approve 2 Exceptions. Email from Buyer (pg 160) approved request. Missing confirmation from Buyer that exception was approved and further confirmation that Buyer has approved both the Insufficient Tradeline exception and the exception for missing housing history for the borrower.  Additionally confirm the lender has fully approved exception request. No evidence of decline from lender. , Client Comment: 12/23/14 - Received response from Lender of: "Exception Approval from Buyer". Attached is copy of email chain from Buyer reflecting exception Request has been pricing approved. ** Sent email to Buyer on 12/23/14 to confirm both exceptions acknowledged and approved. Received response from Buyer to confirm exceptions granted.  Override to EV2 level.  CRED 0009 Overridden to EV2 level.

12/23/14 - Received HUD1 from sell of previous residence reflecting proof of payoff of existing liens. Final HUD confirms net proceeds to borrower (seller on HUD) of $45,758.37 which covers the minimum required of $45,658.37.;
12/23/14 - Received response from lender of: "Acknowledgement of receipt of Appraisal" Attached is Acknowledgement executed by both borrowers. ECOA 0004 Exception Cleared.;
Received response from lender of: "Please see page 2 of Welcome letter sent 11/17/14". Attached is lender LOS screen print reflecting a History log with evidence initial disclosures were created and sent on 11/17/14 for the subject borrower loan. Attached is additional screen print that reflects documents created and included in initial disclosures included Home Loan Disclosure Booklet. Attached to this is Welcome letter with page 2 reflecting Fair Credit Reporting Act Notice. FACT 0002 Exception Cleared.;
12/23/14 - Received copy of Warranty Deed with Vendors Lien to confirm final vesting of subject as that of the borrowers, wife and husband.  DEED 0048 Exception Cleared.;
12/23/14 Received response from lender of: "Right to receive appraisal". Attached is lender copy of Notice to Mortgage Applicants: Appraisal Alternatives dated on 11/19/14 for the subject borrower loan. ECOA 0001 Exception Cleared.;
12/23/14 - Received response from lender of: "Disclosure not applicable on this purchase transaction. Disclosure is only applicable on Texas Cash-out refis".  Agree. FACT 0001 Exception Cleared.;
12/23/14 - Received response from Lender of: "Exception Approval from Investor". Attached is copy of email chain from reflecting exception Request has been pricing approved.  ** Sent email on 12/23/14 to confirm both exceptions acknowledged and approved. Received response from Client to confirm exceptions granted.  Override to EV2 level.  CRED 0009 Overridden to EV2 level.;
12/30/14 - Received 3rd Party Desk Review that reflects original appraisal value of $705,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared

110850799	1	D	CD	RC	VC	A	CA	RA	VA	D	D	C	C	A	A	A	A	D	D	C	C	A	A	A	A	D	D	C	C	A	A	A	A	D	D	C	C	A	A	A	A	NC	1	Purchase	General QM
12/30/14 - Received screen print out of e-mail correspondence reflecting First Appraisal is Supported. No exception cleared pending receipt of 3rd party CDA review. APPR 0040 Exception Remains.;
12/30/14 - Received lender closing instruction that reflects on page 3 of 3 that "The Recorded Deed of Trust (Applicable Rider) and the Final Title Policy must be received by this office no later than 45 days from the date of settlement.** This confirms intent to record legal documents. DEED 0049 Exception Cleared.;
12/30/14 - Received copy of title commitment. Vesting confirmed using Closing Instructions provided on separate exception and reads: "B1 and B2, tenants by the entirety. TITL 0001 Exception Cleared.;
12/30/14 - Received copy of evidence of insurance for subject reflecting dwelling coverage of $503,500 which is sufficient to cover both cost to rebuilt and loan amount. Hazard insurance is for regular SFR and does not state insurance is for landlord/investment. HAZ 0005 Exception Cleared.;
12/30/14 - Received copy of evidence of insurance for subject reflecting dwelling coverage of $503,500 which is sufficient to cover both cost to rebuilt and loan amount. Hazard insurance is for regular SFR and does not state rent loss/landlord insurance. HAZ 0005 Exception Cleared.;
12/30/14 - Received statement from lender of "Contract Addendum removing personal property from transaction." Lender attached the same copy of Bill of Sale originally provided in file which states: "For in consideration of $1, seller agrees to sell and buyer agrees to buy the said personal property being described as follows:
1) All appliances
2) All interior furnishings
3) All outdoor furniture
4) All bedding and linens
5) All dishes, utensils, pots, pans, glassware and other kitchen accessories
6) All window coverings
7) All pictures and decorating items
8) All electronics
Lender also attached the same Personal Property Exclusions List originally provided in file which Lists the following exclusions from sale:
1) Contents of owners closet
2) Framed child drawing in LL North Bunk Room
3) Any and all personal family photos
4) Moxie metal wall hanging in Rec Room
5) 2 Classic Adirondack White Polywood Outdoor Rockers
6) 1 Classic Adirondack White Polywood 18 Square Side Table
7) 4 Classic Adirondack White Polywood Casual Chairs."
Clearing exception based on Personal Property Exclusions List provided. GIDE 0001 Exception Cleared.;
12/30/4 - Received the same Vacation Rental Addendum originally provided in file. Lender also attached a signed LOX from borrowers which states: "We are purchasing the above property as our second home. It is approximately 7 to 7.5 hours from our home in Pennsylvania. We plan on visiting often for long holiday weekends and vacations. We do not have a contractual obligation with a management company that would prevent us from having full control over the property and blocking any desired dates from our own personal use. We will not be renting this property on an annual basis and intend to use as we are able. At those times when we are at the house, we will handle any maintenance needed and/or arrange with local businesses to do so." No exception cleared. Investment properties not allowed per lender guidelines. The Vacation Rental Addendum should have been deleted from the contract and/or copies of any existing vacation rental agreement(s) provided for review to determine occupancy. PROP 0002 Exception Remains.;
12/30/14 - Lender provided signed Final TIL dated 12/11/14 along with TIL Itemization. Discount point of $579.90 is marked with asterisk and is therefore disclosed as part of prepaid finance charges. TIL on pg 214 used for initial review reflects "Estimated" Closing Date of 12/11/14 which suggests TIL was not final. Final TIL provided by lender passes compliance. COMP 0001 Exception Cleared.;
12/31/14 - Received rebuttal from lender which states: "In reference to the Vacation Rental Addendum to the contract, this was required. Because the seller had on occasion rented out the subject property and the subject property is located in a vacation area, the Realtor was held to the requirements of Chapter 42A of the North Carolina Vacation Rental Act per the enacted legislation of the North Carolina General Assembly.
42A-2. Purpose and scope of act.
The General Assembly finds that the growth of the tourism industry in North Carolina has led to a greatly expanded market of privately owned residences that are rented to tourists for vacation, leisure, and recreational purposes. Rental transactions conducted by the owners of these residences or licensed real estate brokers acting on their behalf present unique situations not normally found in the rental of primary residences for long terms, and therefore make it necessary for the General Assembly to enact laws regulating the competing interests of landlords, real estate brokers, and tenants. (1999-420, s. 1.
There are no current rental agreements on the subject property, but this does not relieve the Realtors responsibility to have the addendum attached. The contract does not require the borrower to use the property as a rental, but rather, had there been a lease in place, it would force the new owner to honor it until it expired." No exception cleared. Rebuttal provided contradicts the Agreement. Vacation Rental Addendum (pg 175), Item 1 states that there are existing rental agreements for the term of 1/1/2014 to 12/31/2014. Item 3 states seller can continue to enter into additional agreements after the contract date, including the period up to 180 days after closing. PROP 0002 Exception Remains.;
1/5/15 - Received email rebuttal from Lender. In addition to the 12/31/14 rebuttal, they stated: "the seller has had month to month rental agreements on the subject and at the time of the appraisal the subject was OWNER occupied and there is documentation showing that the seller has not entered into any additional rental agreements. Due to NC state law, the vacation rental agreement had to be included in the contract there are no new leases, nor were there any. Besides, this is a second home for the borrower not an investment property, they are buying in a vacation area which is typical for a second home". ** Agree, explanation is reasonable for Second Home purchase.  PROP 0002 Exception Cleared.;
1/12/15 - Received 3rd Party Desk Review that reflects original appraisal value of $585,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;

110805367	2	C	CC	RC	VC	B	CA	RB	VA	C	C	C	C	B	A	B	A	C	C	C	C	B	A	B	A	C	C	C	C	B	A	B	A	C	C	C	C	B	A	B	A	IA	1	Rate and Term Refinance	General QM
COMP 0001 Finance charge under disclosed - Finance charges are under disclosed by $107.28. Per TIL itemization on Misc docs pg 48, lender did not include verification fee of $92.28 and courier fee of $15 in prepaid finance charges for net under disclosure of $107.28. The disclosed finance charge ($480,961.83) is ($107.28) below the actual finance charge($481,069.11). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge on refinance transactions. (12 CFR Sec. 1026.18(d)(1))., Compensating Factors: Substantial verified reserves (2/3/15 - Received lender response of: "loan closed as new construction, no ROR required". Confirmed.  COMP 0001 Exception Overridden to EV2 level.  )

12/31/14 - Received a copy of the executed recorded Mortgage Deed of Trust and legal description  (10 total pages) to confirm Mortgage / Deed of Trust recording has been completed. Recorded on 10/13/14. DEED 0049 Exception Cleared.;
12/31/14 - Received rebuttal from lender which states: "On line 809 of the HUD-1 is a charge for a FINAL INSPECTION, not an appraisal review. The 442 is in the file. Ive attached it for your review. Please clear this condition." 442 provided in original file and uploaded again by lender. APPR 0041 Exception Cleared.;
12/31/14 - Received Final title policy reflecting recording information. TITL 0004 Exception Cleared.;
12/31/14 - Received copy of Professional Liability Insurance Policy. No exception cleared. Missing Closing protection letter from title insurer. TIL 0005 Exception remains.;
12/31/14 - Received Certificate of Occupancy and Compliance issued on 09/10/14. PROP 0012 Exception Cleared.;
12/31/14 - Received statement from lender which of: "Appraisal Review -please note that the file was saved under the co-borrowers FIRST name." Lender attached screen print out of e-mail correspondence reflecting First Appraisal is Supported. No exception cleared pending receipt of 3rd party CDA review. APPR 0040 Exception Remains.;
12/31/14 - Received copy of 401k statement period 11/01/14 to 11/31/14 showing outstanding loan balance of $46,913.31 and reflecting loan repayment amount of $451.72. Lender used $903.44/mo which is a bi-monthly payment of $451.72. Lender used a conservative approach in calculating liabilities. Debt was included in lender debt calculations although payment is not required to be included per Appendix Q. CRED 0086 Exception Cleared.;
12/31/14 - Received pay stub for B1 for pay period 09/16/14 to 09/30/14 reflecting current salary of $4,360 which matches $8720/mo used to qualify. Lender also attached 2012/2013 W2s for B1 which supports income used. Received paystubs for B2 for pay periods 08/24/14 to 09/06/14 and 09/07/14 to 09/20/14 reflecting bi weekly pay of $5,769.33 which supports $12,500/mo income used to qualify. Lender also attached 2012/2013 W2s for B2 which supports income used. Lender also attached WVOE for B2. Exception partially cleared. Missing additional pay stub for B1 to meet lender requirement of pay stubs covering 30 days. CRED 0082 Exception Remains.;
12/31/14 - Received 1004D dated 08/18/14 reflecting Market Value of the subject property has not declined since the effective date of the original appraisal. 1004D update is allowed per guides. APPR 0002 Exception Cleared.;
12/31/14 - Received rebuttal from lender which states: "Please note that the Courier Fee is part of the closing fee calculated into the $490 which was disclosed appropriately and the lender is not in violation of exceeding the $100 tolerance in finance charges." No exception cleared. TIL itemization provided in original file (Misc docs pg 48), shows that lender did not include verification fee of $92.28 and courier fee of $15 in prepaid finance charges for net under disclosure of $107.28. The disclosed finance charge ($480,961.83) is ($107.28) below the actual finance charge($481,069.11). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge on refinance transactions. (12 CFR Sec. 1026.18(d)(1)). COMP 0001 Exception Remains.;
1/8/15 - Received copy of Lender Compliance Auditor Findings. No exception cleared. The $92.28 Verification fee charge was reflected on line #808 of the HUD1 and was not paid to the title company. Verification fees are always includable in the finance charge. Courier fees are also always included in the finance charge. Lender to provide evidence to cure underdisclosure amount. COMP 0001 Exception Remains.;
1/8/15 - Received additional pay stub reflecting pay period of 09/01/14 to 09/15/14 reflecting current salary of $4,360 which matches $8720/mo used to qualify. CRED 0082 Exception cleared.;
1/8/15 - Received rebuttal from lender which states: "The CPL that has been requested, a private attorney closed the loan and we received his Professional Liability and E&O insurance. Since a title company did not close the loan, Title Company and their agent is stating that in Iowa if a private attorney closes the loan, they do not provide a CPL and that the E&O liability insurance is all that is required." TITL 0005 Exception Cleared using Professional Liability Insurance Policy in lieu of CPL.;
1/12/15 - Received 3rd Party Desk Review that reflects original appraisal value of $750,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
1/12/15 - Received 3rd Party Desk Review that reflects original appraisal value of $750,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0039 Exception Cleared.;
1/23/15 - Received a lender rebuttal of: "The GFE disclosed a verification fee of $40 and no courier fee.  The actual verification fee at close was $92.28 and the courier fee of $15 was charged.  The total amount tht was under disclosed was $67.28 because the verification fee was disclosed at the $40.00".  ** No Exception Cleared. The TIL itemization provided in original file (Misc docs pg 48), shows that the lender did not include the verification fee of $92.28 and the courier fee of $15 in the prepaid finance charges on the final TIL resulting in the total net under disclosure of $107.28. COMP 0001 Exception Remains.;
2/2/15 - Received lender response of: "Refund of $107 documentation". Attached is a letter from Lender dated 2/2/2015 to the borrower addressing reason for refund along with a copy of a cashiers check and proof of shipping overnight. Delivery is expected on 2/3/15.  Check was written for $107 even, not $107.28. The $0.28 cents is within tolerance for a refinance transaction. ** No Exception Cleared.  Missing evidence of re-opened rescission. Subject transaction is owner occupied refinance transaction. Missing copy of re-opened Right to Cancel to both borrowers. Missing evidence of confirmation of the Expiration of the re-opened recession period and proof of overnight delivery re-opened Right to Cancel. Upon clearance of above items, COMP 0001 will be overridden to EV2 level.  COMP 0001 Exception Remains.;
2/3/15 - Received lender response of: "loan closed as new construction, no ROR required". 2/3/15 - Received lender response of: "loan closed as new construction, no ROR required". Confirmed delivery completed on 2/3/15.  COMP 0001 Exception Overridden to EV2 level.;

110851878	1	D	CD	RC	VC	A	CA	RA	VA	D	D	C	C	A	A	A	A	D	D	C	C	A	A	A	A	D	D	C	C	A	A	A	A	D	D	C	C	A	A	A	A	IA	1	Purchase	General QM
12/30/14 - Received a copy of the executed recorded Mortgage Deed of Trust (pg 1) to confirm Mortgage / Deed of Trust recording has been completed. Recorded on 12/08/14. DEED 0049 Exception Cleared.;
12/31/14 - Received signed Letter of Explanation stating: "Inquiry on 11/07/14 was for new account opened to purchase furnishings for new home." No exception cleared. Any new credit accounts opened to be fully documented. CRED 0093 Exception Remains.;
12/31/14 - Received Initial TIL dated 11/04/14. RESPA and MDIA testing not complete. TIL 0002 Exception Cleared.;
12/31/14 - Received copy of Mortgage statement on first loan reflecting total monthly payment due of $2,399.64/mo includes taxes and insurance. CRED 0096 Exception Cleared.;
12/31/14 - Received verbal verification of employment, dated 11/25/14 which is within 10 days of mortgage date as required per lender guidelines. VVOE provides verification of 24 months of employment history as required by Appendix Q as it reflects start date of 05/21/2007. Also received WVOE dated 11/13/14. CRED 006 Exception Cleared.;
12/31/14 - Received YTD pay stubs, 2012/2013 W2s, 2012/2013 tax returns, 2012/2013 tax transcripts and Written VOE reflecting breakdown of commission which supports the $22,482.81/mo commission income used to qualify. Used 24 month average of 2012/2013 commission income only. No unreimbursed business expenses reported. Did not utilize Sched C income to qualify. CRED 0082 Exception Cleared.;
12/31/14 - Received Final 1008 which reflects DTI pf 31.634%. 1008 reflects verified income of $22,482.81. Underwriter executed 1008 and reflects a date of 11/17/14, however, unable to read name of approving underwriter. APRV 0001 Exception Remains.;
12/31/14 - Received Fraud Report with adjusted score of 1000. All alerts addressed. CRED 0089 Exception Cleared.;
12/31/14 - Received 3rd Party Desk Review that reflects original appraisal value of $665,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.;
1/8/15 - Received Final 1008 which reflects DTI of 31.634%. 1008 reflects verified income of $22,482.81. Underwriters executed 1008 and reflects a signed date of 11/17/14. Name of approving underwriters confirmed. APRV 0001 Exception Cleared.;
1/12/15 - Received response from lender which states: "The outstanding condition on this file is in the file. The credit letter explains what the inquiry was for, the file has an updated credit pull in it and the final 1003 reflects that the borrower has a new account with the payment included in the DTI is the credit bank. I need this cleared please." Verified that Final 1003 is already inclusive of $159/mo payment for new account opened in 11/2014. Lender attached Final 1003 and credit supplement. CRED 0093 Exception Cleared.

110802881	1	C	CC	RC	VC	A	CA	RA	VA	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	OK	1	Purchase	General QM
12/30/14 - Received 3rd Party Desk Review that reflects original appraisal value of $650,000 which does not support the original appraisal value of $660,000. Variance is within 10% tolerance at -1.5%. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.;
1/2/15 - Received response from lender of: "Not applicable to this transaction; Notice of Extension of Credit is only applicable on Texas Cash-out transactions." Agree. Clearing exception as disclosure is not applicable to this loan. FACT 0001 Exception Cleared.;
1/2/15 - Received response from lender of: "Please see page 2 of welcome letter e-mailed 9/24/2014." Attached is lender LOS screen print reflecting a History log with evidence initial disclosures were created and sent on 09/24/14 for the subject borrower loan. Attached is additional screen print that reflects documents created and included in initial disclosures included Home Loan Disclosure Booklet. FACT 0002 Exception Cleared.;
1/2/15 - Received response from lender of: "Please see attached screenshot showing date Special Information Handbook/HUD Settlement book was e-mailed out to borrower on 9/24/2014." Attached is lender LOS screen print reflecting a History log with evidence initial disclosures were created and sent on 09/24/14 for the subject borrower loan. Attached is additional screen print that reflects documents created and included in initial disclosures included HUD Booklet Acknowledgement. COMP 0039 Exception Cleared.;
1/2/15 - Received statement from lender of: "acknowledgement of receipt of appraisal." Lender attached an Acknowledgement of Receipt of Valuation Appraisal signed by both borrowers. ECOA 0004 Exception Cleared.;
1/2/15 - Received YTD paystubs for B1 for pay periods 09/16/14 to 09/30/14 and 10/01/14 to 10/15/14 covering 30 day period as required per guidelines. Paystubs reflect bi monthly pay of $8,333.33 which supports income used to qualify. CRED 0082 Exception Cleared.;
1/2/15 - Received statement from lender of: "See bottom of VOE, Verbal done 12/4/14." Lender attached WVOE dated 10/30/14. No exception cleared. Re-verification date on the bottom part of the WVOE is dated 12/4/13. CRED 0007 Exception Remains.;
1/13/15 - Received VVOE reflecting hire date of 08/26/13 and borrower position as Surgeon. VVOE is dated 12/04/14 which is within 10 business days prior to closing date. 24 month employment history confirmed using previous VVOE in file (pg 158). CRED 0007 Exception Cleared.

300000386	1	C	CC	RC	VC	A	CA	RA	VA	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	OK	1	Purchase	General QM
1/6/15 - Received 3rd Party Desk Review that reflects appraisal value of $635,000 which does not support the original appraisal value of $640,500. Variance is within 10% tolerance at -0.9%. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.;
1/9/15 - Received a copy of borrower executed and dated (12/19/14) Acknowledgement of receipt of appraisals for subject property.  ECOA 0004 Exception Cleared.;
1/9/15 - Received a response from lender of: "Printout history of HUD booklet".  Attached is lender LOS screen print reflecting a History log with evidence initial disclosures were created and sent on 11/21/14 for the subject borrower loan. Attached is additional screen print that reflects documents created and included in initial disclosures included HUD Special Information Booklet. A third page reflects a borrower acknowledgment of receipt of the HUD Settlement booklet.   COMP 0039 Exception Cleared.;
1/9/15 - Received response from lender of: "Please see page 2 of Welcome letter sent 11/21/14". Attached is lender LOS screen print reflecting a History log with evidence initial disclosures were created and sent on 11/21/14 for the subject borrower loan.  Attached is additional screen print that reflects documents created and included in initial disclosures included Home Loan Disclosure Booklet. Attached to this is Welcome letter with page 2 reflecting Fair Credit Reporting Act Notice. FACT 0002 Exception Cleared.;
1/9/15 - Received response from lender of: "see statement with PITI".  Attached is copy of Mortgage Statement on prior mentioned property reflecting total payment of $1619.07 with a breakdown reflecting that payment includes the escrow for taxes and insurance.  CRED 0096 Exception Cleared.;
1/16/15 - Received a statement from lender of: "proof of payoff".  Attached is a nine page document including evidence of payoff made on the borrowers previous home, a copy of the wire and email confirmation of wire being sent to the borrowers for their net equity from the sale of their departing residence which matches to the file documentation (pg. 225). Wire transfer was made on 12/15/2014 in amount of $104,407.67 to the borrowers as beneficiary. CRED 0083 Exception Cleared.;
1/16/15 - Received a statement from lender of: "Per title company, on relocation transactions, a HUD-1 is not prepared. Attached is an email explanation from title company along with the equity statement. Also included proof of pay-off of primary".  Attached is three separate documents. One is email chain detailing that the Equity Closing Statement is the final closing due to property being in a Relo. Second document is a copy of the Equity Closing Statement reflecting the net equity amount the borrowers received via wire on 12/15/14. The third document is a nine page document including evidence of payoff made on the borrowers previous home, a copy of the wire and email confirmation of wire being sent to the borrowers for their net equity from the sale of their departing residence which matches to the file documentation (pg. 225). Wire transfer was made on 12/15/2014 in amount of $104,407.67 to the borrowers as beneficiary and proof of loan being paid from credit report and payoff statement copy of the same loan.  HUD 0011 Exception Cleared.;

300000603	2	D	CC	RC	VD	B	CB	RA	VA	D	C	C	D	B	B	A	A	D	C	C	D	B	B	A	A	D	C	C	D	B	B	A	A	D	C	C	D	B	B	A	A	CO	1	Rate and Term Refinance	General QM
CRED 0009 Unacceptable Credit History - Lender guidelines require 3 open and active tradelines, 1 tradeline rated for 24 months, 2 tradelines rated for 12 months. Borrower has 2 tradelines. Coborrower has 1 tradeline. All other accounts are closed, paid or rated for less than 12 months. Borrower and coborrower do not meet lender tradeline requirements.  , Compensating Factors: Substantial verified employment history (1/28/15 - Received response from Lender of: "the borrowers have their mortgage history that has been reporting on credit since 9/2010 and this was paid off (this is a 46 months rating of mortgage history). (99 months rating) and (99 months rating). This would satisfy 3 trade lines." ** Per credit report supplement dated 11/7/2014 (pg. 338), the combined mortgage history is 57 months for mortgage accounts #1, #2, and #3. Borrower meets the minimum 3 open trade lines, one with 24 and 2 with 12 months.  Co-borrower does not meet the minimum three open trade line, thus override to EV2 level.  CRED 0009 Exception Overridden to EV2 level.)

1/6/15 - Received screen print out of e-mail correspondence reflecting First Appraisal is Supported. No exception cleared pending receipt of 3rd party CDA review. APPR 0040 Exception Remains.;
1/6/15 - Received complete appraisal fully supporting value of $605,000. APPR 0001 Exception Cleared.;
1/13/14 - Received 3rd Party Desk Review that reflects original appraisal value of $605,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared;
1/23/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust (11 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed. DEED 0049 Exception Cleared.;
1/23/15 - Received response from Lender of: "corrected application". Attached is 7 page 1003 amended and dated 1/7/2015 (Note date is 12/23/2014). Amendment incorrectly reflects the subject address on page one. Additionally, no acquisition price or amount of existing liens is reflected in Section II on page 1 of the 1003 for the subject property. REO schedule was updated for the lien amount. ** No Exception Cleared. APP 0002 Exception Remains.
1/23/15 - Received 55 page document containing 2012 and  2013 1065 returns. K1s on page 25 (2012) and page 48 (2013). B1 is 50% ownership. Page 39 of 2013 return reflects that loans from partners is not due and payable in less than one year but in one year or more. End of year balance reflects $2,848,296.  Also attached is 1040 tax transcripts. ** CRED 0087 Exception Cleared.;
1/26/15 - Received response of missing fraud report.  No fraud report attached.  No exception cleared.  CRED 0089 Exception Remains.;
1/28/15 - Received response from Lender of: "the borrowers have their mortgage history that has been reporting on credit since 9/2010 and this was paid off and became mortgage account #1 (this is a 46 months rating of mortgage history).  Additional mortgage account (99 months rating) and another mortgage account (99 months rating). This would satisfy 3 trade lines." ** Per credit report supplement dated 11/7/2014 (pg. 338), the combined mortgage history is 57 months for mortgage accounts #1, #2, and #3. Borrower meets the minimum 3 open trade lines, one with 24 and 2 with 12 months.  Co-borrower does not meet the minimum three open trade line, thus override to EV2 level.  CRED 0009 Exception Overridden to EV2 level.;
1/28/15 - Received response from lender of: "LOX and documentation". Attached is a response written stating: The refinance for the property was not a closed loan at the time of funding on the subject loan. There was no HUD, NOTE, etc. to provide. We included a proposed 1008 and included it in the DTI since the payment on the proposed new loan was higher than the actual payment at the time of closing. ** No Exception Cleared.  No documentation of tax and insurance expenses included for the property . Documents in file only state P&I for the payment of $1783.53 used to qualify (pg. 525-535). Appears lender did not include taxes and insurance in qualifying DTI.  CRED 0096 Exception Remains.;
1/28/15 - Received response from lender of: "LOX and documentation". Attached is a response written stating: The subject property was purchased on 4/21/2014-see warranty deed provided in file with title commitment. The subject was not financed at a 100%, the 1008 states the subject and the separatly identified property were two mortgages combined into 1 loan and were split into 2 loans. There is a credit supplement in the file that shows loan was marked as paid/closed and 2 loans were opened (due to the splitting of the cross collateralized mortgage).  One loan was paid off on the HUD (pg. 258) for this transaction (the subject property loan). The purchase price of the subject on 4/21/2014 was $600,000.00 (per appraisal and warranty deed in file). 1003 had an error on page 3, it should have been $352,000 for the mortgage amount. ** Warranty Deed (pg. 297) confirms purchase of subject on 4/21/14 for $600K. Subject HUD (pg. 258) and credit report (pg. 338) reflect loan number created on 09/2014 and paid off with subject loan. Credit supplement reflects cross collateralized loan was paid off 09/14 with original balance of $832K with 56 months reviewed and two new loans both created 09/2014 totaling $832,809 supporting they paid the single  cross collateralized loan.  HUD 0012 Exception Cleared.;
1/28/15 - Received response from lender of: "LOX and documentation in file". Attached is a response written stating: the property was purchased on 4/21/2014-see warranty deed provided in file with title commitment. The subject was not financed at a 100%, the 1008 states the subject and were two mortgages combined into 1 loan and were split into 2 loans. There is a credit supplement in the file that shows cross collateralized loan was marked as paid/closed and 2 other loans were opened (due to the splitting of the cross collateralized mortgage). One loan was paid off on the HUD (pg. 258) for this transaction (the subject property loan). The purchase price of the subject on 4/21/2014 was $600,000.00 (per appraisal and warranty deed in file). 1003 had an error on page 3, it should have been $352,000 for the mortgage amount. ** Warranty Deed (pg. 297) confirms purchase of subject on 4/21/14 for $600K. Subject HUD (pg. 258) and credit report (pg. 338) reflect loan was created on 09/2014 and paid off with subject loan. Credit supplement reflects cross collateralized loan was paid off 09/14 with original balance of $832K with 56 months reviewed and two new loans both created 09/2014 totaling $832,809 supporting they paid the single cross collateralized loan.  CRED 0001 Exception Cleared.;
2/2/15 - Received copy of COC and GFE dated 11/26/14.  COC reflects change detail for Locked Rate. RESPA 0016 Exception Cleared.;
2/2/15 - Received lender response of: "Updated application with corrections". Attached is amended final 1003 reflecting Section II on page one completed and correction to REO schedule property amount of mortgage lien balance as $352,000.  Borrowers executed and dated the 1003 on 12/23/14 which is the final 1003 date.  APP 0002 Exception Cleared.;
2/2/15 - Received response from lender of: Settlement Provider.  Attached is letter form officer of the bank stating they do not provide a Settlement Provider list to their borrowers. ** Reason is due to not allowing borrowers to shop for services. RESPA 0028 Exception Cleared.;
2/2/15 - Received response of Fraud Report.  Attached is a fraud report but not for the subject borrowers or property.  No Exception Cleared.  CRED 0089 Exception Remains.;
2/2/15 - Received response from lender of: "correct fraud guard".  Attached is 24 page fraud report on subject borrowers and subject loan. All alerts satisfactorily addressed.  CRED 0089 Exception Cleared.;
2/2/15 - Received response from Lender of: "Documentation on the refinance and conversion with PITI". Attached is copy of Note provided post-consummation and dated 1/7/15 on the property reflecting a P&I of $1565.66 plus evidence of taxes and insurance totaling $253.44 per month ($199.27 + $54.17) that equals a total of $1819.10 per month. Lender used $1784 to qualify per the final 1008 (pg. 238) and 1003 (pg.276). Documentation provided post-consummation dated is in violation of Appendix Q, section 1026.43 (e) (2) (vi). Documentation used to render loan approval and qualification which include income, employment and debts must be dated on or before loan consummation. Qualifying DTI exceeds the approval DTI on the 1008 in file. ** No Exception Cleared.  CRED 0096 Exception Remains.;
2/4/15 - Reviewed as an Appendix Q projected obligation. Lender used a projected payment of $1784 for estimating the new payment for the residence that was closing after the subject loan.  This estimated payment was based on a GFE and TIL in file.  Post closing of the subject loan, the lender closed on the departing primary with the final documented payment increasing to $1819.10 which resulted in a net difference in payment of $35.10 and a slight increase in DTI from 29.41% to 29.53% which is no material change.  CRED 0096 Except

110826491	1	C	CC	RC	VC	A	CA	RA	VA	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	OK	1	Rate and Term Refinance	General QM
1/12/15 - Received 3rd Party Desk Review that reflects original appraisal value of $2,000,000 is not supported but is supported within tolerance based on $1,950,000 CDA value reflecting in a negative -2.5% variance.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
1/12/15 - Received response from lender of: "Please see page 498 of original submission." Located Acknowledgement of Receipt of Appraisal in file executed by both borrowers. ECOA 0004 Exception Cleared.;
1/12/15 -  Received response from lender of: "Welcome letter was provided in original submission (page 549-551). Please see page 2 of this disclosure. I have a los attached a system print history to show it was provided on 10/9/2014". Attached is lender LOS screen print reflecting a History log with evidence initial disclosures were created and sent on 10/09/14 for the subject borrower loan. Bottom portion is additional screen print that reflects list of documents created and included in initial disclosures. Welcome letter on page 549 reflects Fair Credit Reporting Act Notice is part of combined disclosures. FACT 0002 Exception Cleared.;
1/12/15 -  Received response from lender of: "Disclosure is provided on pages 549-51 of original submission. I have attached a system document history that shows the doc was provided on 10/09/2014". Attached is lender LOS screen print reflecting a History log with evidence initial disclosures were created and sent on 10/09/14 for the subject borrower loan which is within 3 business days of app date. Bottom portion is additional screen print that reflects list of documents created and included in initial disclosures. Welcome letter on page 549 reflects Disclosure of Right to Receive a Copy of an Appraisal is part of combined disclosures provided to borrowers. ECOA 0003 Exception Cleared.;
1/12/15 - Received rebuttal from lender which states: "Disclosure is N/A for this loan. Disclosure is only applicable for Texas/Cash-out transactions." Agree. FACT 0001 Exception Cleared.;
1/12/15 - Received rebuttal from lender which states: "Please see credit report in original submission (page 70). There is a loan which reflect 03/2013-06/2013." No exception cleared. Credit report reflects rental history from 6/2013 to present (pg 71). Prior mortgage history acct (pg 70) is from 5/2003 to 3/2013. Missing housing history from 3/2013 to 6/2013. CRED 0001 Exception Remains.;
1/12/15 - Received Breakdown for Title Fees reported on Line item 1101 of Final HUD which totals to $3,152.20. Breakdown consists of the following fees which cured the underdisclosure: $150 Settlement Fee, $2,184.70 Title Insurance, $425 Abstract, $175 Exam, $120 Gap, $62.50 Settlement Services, $25 CPL Fee and $10 E Recording Fee. Compliance review complete. COMP 0001 Exception Cleared.;
1/16/15 - Received statement from lender of: "Attached is a updated credit supplement. the credit bureau made a mistake. the rental start date should have been 3/2013." Lender attached a credit supplement reflecting 22 months of 0x30 rent history from 03/13 to 12/14. 24 months housing history verified. CRED 0001 Exception Cleared.

110845660	2	C	CC	RC	VC	B	CB	RA	VA	C	C	C	C	B	B	A	A	C	C	C	C	B	B	A	A	C	C	C	C	B	B	A	A	C	C	C	C	B	B	A	A	CO	1	Purchase	General QM
CRED 0009 Unacceptable Credit History - Lender requires each borrower to have 3 open and active tradelines. Coborrower has only 1 tradelines (8020-pg 73) and does not meet minimum trade line requirements. Lender exception request/email chain (pg 315) was provided in file to evidence exception approval.  , Client Comment: 1/14/15 - Received response from Lender of: "exception approval is attached." Attached is copy of email chain from Buyer reflecting exception Request has been pricing approved.  ** Sent email to Buyer on 1/14/15 to confirm exception acknowledged and approved. Received response from Buyer to confirm exceptions granted. Override to EV2 level. CRED 0009 Overridden to EV2 level.

1/13/15 - Received rebuttal from lender which states: "N/A. disclosure is only applicable to Texas Cash Out refi transactions." Agree. FACT 0001 Exception Cleared.;
1/13/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,025,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
1/14/15 -  Received response from lender of: "Please see page 2 of welcome letter in original submission (page 350-352). I have also added the system print history to show doc was provided 10/30/2014." Attached is lender LOS screen print reflecting a History log with evidence initial disclosures were created and sent on 10/30/14 for the subject borrower loan which is within 3 business days of application date of 10/29/14. Bottom portion is additional screen print that reflects list of documents created and included in initial disclosures. Welcome letter on page 350 reflects Fair Credit Reporting Act Notice is part of combined disclosures. FACT 0002 Exception Cleared.;
1/14/15 - Received response from lender of: "Acknowledgement of receipt of Appraisal." Attached is Acknowledgement of Receipt of Appraisal executed by both borrowers. ECOA 0004 Exception Cleared.;
1/14/15 - Received response from Lender of: "exception approval is attached." Attached is copy of email chain reflecting exception Request has been pricing approved.  ** Sent email on 1/14/15 to confirm exception acknowledged and approved. Received response from Client to confirm exceptions granted. Override to EV2 level. CRED 0009 Overridden to EV2 level.;
1/14/15 Received HUD Itemization reflecting breakdown of $4,983.90 seller credit. Applied the following credits per the breakdown provided: $884.50 Loan Origination Fee, $326.40 Discount Fee, $66 Tax Service, $10 Flood Cert, $178.85 Prepaid Interest, $2508.15 Hazard Insurance, $510 Settlement Fee, and $500 Lender Title Insurance. Prepaid finance charge credits applied cured the under disclosure. COMP 0001 Exception Cleared.;
1/20/15 - Received lender response of: "Respa cure is attached; includes LOE, copy of refund check, revised HUD-1, and proof of delivery".  Attached is Express Mail shipment with print date of 1/16/2015 and a second document reflecting delivery was confirmed on 1/19/2015. Additionally, the documents include a copy of a cashiers check to borrower for $326.40 with a letter to the borrowers addressing reason for the refund with a copy of an unexecuted HUD1 reflecting "Amended" on top of pg one that reflects a RESPA cure POCL for $326.40 in line #206. ** No Exception Overridden.  Amended HUD1 is not executed by the Settlement Agent.  RESPA 0011 Exception Remains.;
1/20/15 - Received lender response of: "Respa cure is attached; includes LOE, copy of refund check, revised HUD-1, and proof of delivery".  Attached is shipment with print date of 1/16/2015 and a second document reflecting delivery was confirmed on 1/19/2015. Additionally, the documents include a copy of a cashiers check to borrower for $326.40 with a letter to the borrowers addressing reason for the refund with a copy of an unexecuted HUD1 reflecting "Amended" on top of pg one that reflects a RESPA cure POCL for $326.40 in line #206. ** No Exception Overridden.  Amended HUD1 is not executed by the Settlement Agent.  RESPA 0012 Exception Remains.;
1/21/15 - Received a copy of the Settlement executed and dated Amended HUD (pg. 3 of 5). RESPA 0011 Exception Cleared.;
1/21/15 - Received a copy of the Settlement executed and dated Amended HUD (pg. 3 of 5). RESPA 0012 Exception Cleared. ;

300001580	1	C	CC	RC	VC	A	CA	RA	VA	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	TX	1	Purchase	General QM
1/12/15 - Received 3rd Party Desk Review that reflects original appraisal value of $959,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
1/13/15 - Received rebuttal from lender which states: "N/A. Disclosure only applicable on Texas Cash out Refi transactions." Agree. FACT 0001 Exception Cleared.;
1/12/15 -  Received response from lender of: "Please see page 2 of the welcome letter. also included system print history to show the disclosure was provided on 12/4/14." Attached is lender LOS screen print reflecting a History log with evidence initial disclosures were created and sent on 12/04/14 for the subject borrower loan which is within 3 days of application date of 12/02/14. Bottom portion is additional screen print that reflects list of documents created and included in initial disclosures.  Lender also attached Welcome letter which includes Fair Credit Reporting Act Notice as part of combined disclosures provided to borrowers. FACT 0002 Exception Cleared.;
1/14/15 - Received copy of Closing Protection Letter for subject loan. TITL 0005 Exception Cleared.;
1/14/15 - Received response from lender of: "Please see system print history that shows the disclosure was provided on 12/4/14." Attached is lender LOS screen print reflecting a History log with evidence initial disclosures were created and sent on 12/04/14 for the subject borrower loan. Attached is additional screen print that reflects documents created and included in initial disclosures included Home Loan Disclosure Booklet. COMP 0039 Exception Cleared.;
1/14/15 - Received a Lender response stating: "closing instructions are attached. Please see page 11, section H". Lender attached a copy of Lender closing instruction that reflected section "H" Post Disbursement Conditions that lists recordable documents must be presented for recording in the official land records where the property is located. ** This confirms intent to record legal documents. DEED 0049 Exception Cleared.;
1/14/15 - Received a response from lender of: "hazard policy". Attached is copy of Ins policy for the property. Premium is $3308 / $275.67.  The 1003 REO schedule (pg. 396) reflects $3004 mortgage payment and $600 for insurance, maintenance, taxes and misc. The mortgage statement on pg. 279 reflects the taxes are included in the escrow balance.  The insurance premium verified reflects $275.67 monthly amount which is less than $600 used in qualifying.  CRED 0093 Exception Cleared.;
1/27/15 - Received response from Lender of: "Divorce decree is attached. No alimony is paid". ** No Exception Cleared. Divorce decree provided dated 8/21/2009 does not reflect an alimony payment requirement, however, the 1040 tax returns for 2012 and 2013 in file (pg. 146 and 148) reflect alimony paid to a recipient with SSI.  Divorce decree reflects borrower ex-spouse has a SSI ending in the same last three digits (pg. 25 of DD) as reflected on the tax returns. No explanation was provided for the discrepancy previously noted and reason for omission which requires further explanation.  APP 0002 Exception Remains.;
1/27/15 - Received response from Lender of: "Divorce decree is attached. No alimony is paid". ** No Exception Cleared. Divorce decree provided dated 8/21/2009 does not reflect an alimony payment requirement, however, the 1040 tax returns for 2012 and 2013 in file (pg. 146 and 148) reflect alimony paid to a recipient with SSI.  Divorce decree reflects borrower ex-spouse has a SSI ending in the same last three digits (pg. 25 of DD) as reflected on the tax returns. No explanation was provided for the discrepancy previously noted and reason for omission which requires further explanation. DD 0001 Exception Remains.;
1/28/15 - Received response from Lender of: "Spousal support in the State of Texas has a maximum duration of 5 years by law. Our borrowers divorce was final in 2009, and that 5 years ended in 2014, 5 years from the date of the divorce. Therefore, the end date for his alimony would be July of 2014, and he no longer owes any funds to his ex spouse after that date. The amount of alimony noted on his tax returns dovetails to the amount of funds he owed his ex spouse in non child support assets and funds. Because this was not child support (which concluded in 2014), but asset/monies owed to his former spouse per the decree, he can consider that alimony on his federal returns and claim it as such for purposes of a tax write off, however, due to the Texas law of 5 years of post divorce support, it is no longer a debt or obligation our borrower is legally required to pay. Further, the courthouse where this document was obtained has no additional recorded amendments to the divorce decree. If the borrower were to owe any additional funds beyond what was stated on the decree, those documents would, by law in Texas, have to be recorded and attached to the decree obtained at the courthouse." ** Lender explanation accepted. DD 0001 Exception Cleared;
1/28/15 - Received response from Lender of: "Spousal support in the State of Texas has a maximum duration of 5 years by law. Our borrowers divorce was final in 2009, and that 5 years ended in 2014, 5 years from the date of the divorce. Therefore, the end date for his alimony would be July of 2014, and he no longer owes any funds to his ex spouse after that date. The amount of alimony noted on his tax returns dovetails to the amount of funds he owed his ex spouse in non child support assets and funds. Because this was not child support (which concluded in 2014), but asset/monies owed to his former spouse per the decree, he can consider that alimony on his federal returns and claim it as such for purposes of a tax write off, however, due to the Texas law of 5 years of post divorce support, it is no longer a debt or obligation our borrower is legally required to pay. Further, the courthouse where this document was obtained has no additional recorded amendments to the divorce decree. If the borrower were to owe any additional funds beyond what was stated on the decree, those documents would, by law in Texas, have to be recorded and attached to the decree obtained at the courthouse." ** Lender explanation accepted. APP 0002 Exception Cleared;

300000814	2	C	CC	RC	VC	B	CA	RA	VB	C	C	C	C	B	A	A	B	C	C	C	C	B	A	A	B	C	C	C	C	B	A	A	B	C	C	C	C	B	A	A	B	DC	1	Purchase	General QM
PROP 0002 Property Type is prohibited - Per lender guidelines only 1 unit Property types are allowed. Per appraisal (pg 13) subject has a separate unit in basement with kitchen, separate electric meter and outside entrance. Appraiser states no interior access to basement unit. Subject clearly has 2 separate units which is not allowed per lender guidelines. , Client Comment: 3/31/15 - Received response from lender of: "Insurance Information".  Attached is three documents that include an email exchange that reflects a comment that Insurer Underwriter authorized release of Policy Jacket / language of the home insurance policy, attached is 24 page document.  Email states to refer to dwelling coverage section for information on the dwelling coverage replacement.  Page 2 of the document reflects Insurer will pay for loss to "your dwelling at the residence premises shown on the Declarations.  Dwelling includes attached structures, building equipment, fixtures, including solar panels and windmills servicing the premises. Dec page attached is the updated binder, reflecting the mortgagee and reflects the subject property address with estimated replacement cost of the dwelling being $705,000 with guaranteed replacement cost. ** Override to EV2 level due to prior Client requirement.  PROF 0002 Exception Overridden to EV2 level.

APPR 0002 Appraisal is Incomplete - Property appraised as 1 unit rowhouse. Per appraisal (pg 13) subject has a separate unit in basement with kitchen, separate electric meter and outside entrance. Appraiser states no interior access to basement unit. Existence of additional unit was not noted on sales grid and no indication if comps have similar units. Appraiser made no comment on market acceptance of such units. Appraiser did not include basement unit with floor plan (pg 32). Appraisal was completed as 1 unit when 2 units are present in the subject. , Client Comment: 3/31/15 - Received response from lender of: "Insurance Information".  Attached is three documents that include an email exchange that reflects a comment that Insurer Underwriter authorized release of Policy Jacket / language of the home insurance policy, attached is 24 page document.  Email states to refer to dwelling coverage section for information on the dwelling coverage replacement.  Page 2 of the document reflects Insurer will pay for loss to "your dwelling at the residence premises shown on the Declarations.  Dwelling includes attached structures, building equipment, fixtures, including solar panels and windmills servicing the premises. Dec page attached is the updated binder, reflecting the mortgagee and reflects the subject property address with estimated replacement cost of the dwelling being $705,000 with guaranteed replacement cost. ** Override to EV2 level due to prior Client requirement.  APPR 0002 Exception Overridden to EV2 level.

1/20/15 - Received 3rd Party Desk Review that reflects original appraisal value of $899,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
1/21/15 - Received underwriter executed and dated 1008 reflecting a date of 12/23/2014. DTI is 33.776% which matches to the 1008 originally provided. APRV 0001 Exception Cleared.;
1/21/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust and legal description attachment (13 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN confirmed (lot and block). DEED 0049 Exception Cleared;
3/31/5 - Received call from lender (HPR). Stated insurance information has been uploaded to CR.;
3/31/15 - Received response from lender of: "Insurance Information".  Attached is three documents that include an email exchange that reflects a comment that Insurer Underwriter authorized release of Policy Jacket / language of the home insurance policy, attached is 24 page document.  Email states to refer to dwelling coverage section for information on the dwelling coverage replacement.  Page 2 of the document reflects Insurer will pay for loss to "your dwelling at the residence premises shown on the Declarations.  Dwelling includes attached structures, building equipment, fixtures, including solar panels and windmills servicing the premises. Dec page attached is the updated binder, reflecting the mortgagee and reflects the subject property address with estimated replacement cost of the dwelling being $705,000 with guaranteed replacement cost. ** Override to EV2 level due to prior Client requirement.  APPR 0002 Exception Overridden to EV2 level.;
3/31/15 - Received response from lender of: "Insurance Information".  Attached is three documents that include an email exchange that reflects a comment that Insurer Underwriter authorized release of Policy Jacket / language of the home insurance policy, attached is 24 page document.  Email states to refer to dwelling coverage section for information on the dwelling coverage replacement.  Page 2 of the document reflects Insurer will pay for loss to "your dwelling at the residence premises shown on the Declarations.  Dwelling includes attached structures, building equipment, fixtures, including solar panels and windmills servicing the premises. Dec page attached is the updated binder, reflecting the mortgagee and reflects the subject property address with estimated replacement cost of the dwelling being $705,000 with guaranteed replacement cost. ** Override to EV2 level due to prior Client requirement. PROF 0002 Exception Overridden to EV2 level.;
4/21/15 - Received e-mail from inquiring about window latch condition and states that "As evidenced by the appraisal images, there are front and rear doors so ingress/egress should be a non-event." Exception overridden to EV2 level due to photo of basement living area confirms an entry/exit door (is located next to the window with safety bars) that allows access to the exterior of the home. PROP 0005 Exception Overridden to EV2 level.;
4/22/15 - Reviewed the appraisal and photos to confirm the lower basement level does have ingress and egress both front and rear to confirm the window with security bars does not pose a health and safety concern. PROP 0005 Exception Cleared.

300000379	1	D	CD	RC	VC	A	CA	RA	VA	D	D	C	C	A	A	A	A	D	D	C	C	A	A	A	A	D	D	C	C	A	A	A	A	D	D	C	C	A	A	A	A	TX	1	Purchase	General QM
1/13/14 - Received 3rd Party Desk Review that reflects original appraisal value of $3,280,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
1/14/15 - Received rebuttal from lender which states: "N/A, disclosure is only applicable to Texas Cash-out Refi transactions." Agree. FACT 0001 Exception Cleared.;
1/14/15 - Received response from lender of: "title commitment and closing protection letter".  Attached is copy of 7 pg. Title Commitment and 4 pg. Closing Protection/Insured Closing Letter. TITL 0001 Exception Cleared.;
Received a response from the Lender of: "See page 2 of Welcome letter and system print history that shows disclosure was provided on 11/19/14".  Attached is Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out (Packet #6-Init Disclosure). 2nd screenshot shows what disclosures where sent to borrower via e-mail".  Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date of 11/19/14 and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Delivered.  Second print screen reflects line #11 HOME LOAN Disclosure Booklet and itemization of all disclosures included in Packet #6 of Initial Disclosures. Application date is 11/18/14, thus disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores".  **  FACT 0002 Exception Cleared.;
 Received a response from the Lender of: "See page 2 of Welcome letter and system print history that shows disclosure was provided on 11/19/14".  Attached is Welcome letter which shows under page 2 the Disclosure of Right to receive a Copy of an Appraisal. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out (Packet #6-Init Disclosure). 2nd screenshot shows what disclosures where sent to borrower via e-mail".  Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date of 11/19/14 and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Delivered.  Second print screen reflects line #11 HOME LOAN Disclosure Booklet and itemization of all disclosures included in Packet #6 of Initial Disclosures. Application date is 11/18/14, thus disclosures were sent within 3 business days and proof borrower received notice of "right to receive written appraisals".  **  ECOA 0003 Exception Cleared.;
1/16/15 - Received response from lender of: "Attached is hazard statement on the prior primary. When the insurance HOI shows no lien, then that is what is the standard to prove there is no lien on the property, as all lien holders are required to be shown on the HOI statements in Texas. In the original submission, we provided 12 months of insurance and tax payments for that property for the housing history, as they do nor owe anything on their former primary residence. The tax statements also do not show any lien holders, which would show up in the tax statements in Texas. We have 2 documents showing no lien holders on this property". Pages 60 and 62 in file reflect HOI and Taxes.  No prior mortgage on credit report (pg 73). No lien reflected on tax statement or HOI policy.  ** CRED 0001 Exception Cleared.;
1/16/15 - Received response from lender of: "Attached is hazard statement on the prior primary. When the insurance HOI shows no lien, then that is what is the standard to prove there is no lien on the property, as all lien holders are required to be shown on the HOI statements in Texas. In the original submission, we provided 12 months of insurance and tax payments for that property for the housing history, as they do nor owe anything on their former primary residence. The tax statements also do not show any lien holders, which would show up in the tax statements in Texas. We have 2 documents showing no lien holders on this property". Pages 60 and 62 in file reflect HOI and Taxes.  No prior mortgage on credit report (pg 73). No lien reflected on tax statement or HOI policy.  ** CRED 0011 Exception Cleared.;
1/21/15 - Received response from Lender of: "Please see page 6. Residential dwellings are exempt from certificate of occupancy". Attached is a 15 page document printout from the Houston Permitting Center that reflects Residential dwellings, garages and carports are exempt from certificates of occupancy. ** File contained two appraisals. Both appraisals were completed "as is" but noted recently completed new construction.  No COO required, thus none available to provide. PROP 0012 Exception Cleared.;

300001170	1	D	CC	RD	VC	A	CA	RA	VA	D	C	D	C	A	A	A	A	D	C	D	C	A	A	A	A	D	C	D	C	A	A	A	A	D	C	D	C	A	A	A	A	AR	1	Rate and Term Refinance	General QM
1/20/15 - Received 3rd Party Desk Review that reflects original appraisal value of $740,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared;
1/26/15 - Received six page copy of lender closing instructions. Page four reflects Closing Agent/Company is responsible for the Recordation of the Mortgage and responsible for ensuring that the Mortgage and any other documents that required filing/recordation comply with all state and local filing / recordation requirements. ** Closing instructions provides sufficient evidence and detail that the closing agent is responsible for sending legal documents to proper recording office. DEED 0049 Exception Cleared.;
1/26/15 - Received copy of HUD1 dated 11/8/2013 reflecting the purchase of the land for $75,000. Still missing Construction Contract or Construction Cost Breakdown signed by contractor and borrower as required per lender guidelines for new construction. ** No Exception Cleared. CR 0005 Exception Remains.;
1/26/15 - Received 53 page copy of fraud report with all alerts satisfactorily addressed.  CRED 0089 Exception Cleared.;
1/26/15 - Received two credit reports totaling 26 pages.  First report is dated 12/22/14 (pg. one) and reflects the account (pg. 3) is paid off as of 12/1/14 and reflects a zero balance. The 2nd credit report provided is dated 12/5/14 (pg. 13) reflects the subject $1083 payment with $13 remaining as of 11/2014 (last activity) to confirm the deduction matches. Account is paid off thus debt eliminated from DTI calculation.  CRED 0097 Exception Cleared.;
1/26/15 - Received response from lender of: "ROR that was used is accurate, please see attachments". Attached is copy of the executed ROR to match to one in file (pg. 289) completed on the H-8 form. Attached to it is a copy of an H-9 Model where the Lender hand wrote a note that Construction loans different.  ** No Exception Cleared.  Refinance is a Lender to Lender refinance and should be performed on the H-9 form. Requires clear and conspicuous standards and varies by circuit court, however, while no new funds were advanced it is a Lender to Lender refinance, thus H-9 form should be used.  No Exception Cleared. ROR 0011 Exception Remains.;
1/26/15 - Received copy of missing initial GFE dated 12/5/2014 to match to initial application date on subject loan.  GFE 0001 Exception Cleared.;
1/26/15 - Received copy of missing initial GFE dated 12/5/2014 to match to initial application date and rate lock date on subject loan.  RESPA 0016 Exception Cleared.;
2/4/15 - Received response from lender of: "The borrower has owned the property for over a year. According to guidelines a cost breakdown and construction contract are not required . What is being asked for would be a property owned less than 6 months using acquisition costs. This is not the case in this particular loan. Limited Cash-Out Refinance
- Properties that are currently listed for sale, or that have been listed for sale by the borrower within the most recent six (6) months, are ineligible.
- If the Property was purchased within the most recent six (6) month period prior to the Application date for the new financing, the LTV must be based on the lesser of the original sales price/acquisition cost or the current appraised value established by the appraiser.
- If the Property was purchased more than six (6) months prior to the Application date for new financing, the current appraised value may be used to calculate the LTV ratios.
** No exception cleared.  guidelines (pg.1-7) reflects Acquisition Cost Documentation that states for Construct to Perm transaction, a copy of the purchase contract or construction statement (cost breakdown), signed by the borrower and the builder must be provided with detail as to additional docs required.  Further it states the underwriter should investigate any large difference between the current appraised value and the original purchase price of a lot that was acquired within the previous 12 months. CRED 0005 Exception Remains;
2/5/15 - Received a copy of the HUD1 and a lender rebuttal stating: "Per what we received is that if the subject is a first mortgage and it is lender to lender and new money is being extended OR if there is a second lien being refinanced then you must use the H9. This loan was paid off with NO NEW MONEY EXTENDED borrower brought money to the table. We only paid off one lender for one loan and it is lender to lender. There is only one pay off. The HUD-1 and pay off show this as does title. ** No Exception Cleared. Refinance is a Lender to Lender refinance and should be performed on the H-9 form. While no new funds were advanced it is a Lender to Lender refinance, thus H-9 form should be used.  Confirmed Lender agrees with this stance and further indicated it is at least best practice to reopen rescission under the correct form.  No Exception Cleared. ROR 0011 Exception Remains.;
2/20/15 - Client requested reconsideration of remaining requested items.  Stated that loan falls under the limited cash out refinance and not as a construct to perm.  Lender does not do true construct to perm loans, thus where guidelines are not specific, they follow FNMA.  Acquisition cost documentation referenced in their guideline (pg. 1-6 to 1-7) are for true construction to perm loans.  Land was originally purchased 11/2013, thus greater than 12 months out, thus appraisal value is used for LTV, and not construction draw schedule or other supporting documentation is necessary.  ** Agree, CR  00005 Exception Cleared.;
3/20/15 - Received response from lender of: "Redisclosure of ROR with tracking. Will expire 03262015". Attached is 3 page document that includes a lender cover letter letter addressing why new H9 ROR form is being provided to each title holder for re-execution with re-opened rescission period.  Missing is evidence of new ROR(s) executed by the title holders to confirm new ROR rescission period and the proof that new re-opened rescission period has lapsed.  Included with cover letter and copy of new ROR H9 form is copy of overnight shipping label with a print date of 3/20/2015. ** No Exception Cleared.  Need proof of delivery of package on or prior to 3/23/15, need proof of both borrower/title holders acknowledgment date no later than 3/23/15 and proof that re-opened rescission period of midnight on 3/26/15 has lapsed. ROR 00011 Exception Remains.;
3/23/15 -  Received a response from the lender of: "Delivery Receipt".  Attached is a copy of confirmation of delivery on 3/23/2015 to the borrowers with evidence that a signature was required upon delivery.  ** No Exception Cleared.  Still need proof of both borrower/title holders acknowledgment date no later than 3/23/15 and proof that re-opened rescission period of midnight on 3/26/15 has lapsed. ROR 00011 Exception Remains;
3/25/15 - Lender attached executed ROR in H9 form reflecting borrowers acknowledgment of receipt of two new ROR forms/execution on 3/23/2015. Expiration date is midnight of 3/26/2015. ** No Exception Cleared. Re-opened rescission period does not expire until midnight on 3/26/2015. ROR 0011 Exception Remains.;
3/27/15 - Received response from lender of: "Notice of Right to Cancel". Receive a copy of prior provided ROR reflecting borrowers acknowledgment of receipt of new ROR H9 form on 3/23/15.  Previously, lender provide proof of cover letter addressing reason for re-opened rescission and proof of overnight delivery and tracking. New rescission period expired at midnight on 3/26/2015.  ROR 0011 Exception Cleared.;

300000592	2	D	CD	RC	VC	B	CA	RA	VB	D	D	C	C	B	A	A	B	D	D	C	C	B	A	A	B	D	D	C	C	B	A	A	B	D	D	C	C	B	A	A	B	IA	1	Rate and Term Refinance	General QM
APPR 0002 Appraisal is Incomplete - Appraisal is deficient for the following: 1) Value is above predominate value of $1,500,000. Variance above predominate value is 20%. Appraiser made no comments concerning predominate value or if subject would be an over improvement.
2) Report reflects discrepancies with age of subject. Subject stated to be built in 2007 with an age of 4 years. Effective age stated to be 5 years. Appraiser did not address these inconsistencies.  3) Primary appraisal (pg 303) provided no Cost Approach to Value. No reason provided for omitting this valuation approach.
, Compensating Factors: Low DTI (2/6/15 - Received 3rd Party Field Review that reflects original appraisal value of $1,800,000 is supported with a positive variance of based on Field Review value of $1,945,000.  Value confirmed by Field Review which is performed by licensed appraiser. APPR 0002 Exception Overridden to EV2 level)

1/23/15 - Received 3rd Party Field Review that does not reflect a Review Value.  Appears document provided is cut-off on most pages (either top or bottom) of pages.  No value is reflected on any pages, thus cannot confirm if original appraisal value of $1,800,000 is supported. Missing complete copy of Field Review from client (all pages).  Value has not been confirmed by the Field Review.  APPR 0040 Exception Remains.;
2/2/15 - Received a response from Lender of: "Appraisal acceptance".  Attached is email chain stating Appraisal supported.  ** No Exception Cleared.  Still missing evidence of 3rd Party appraisal analysis to reflect value of $1,800,000 is supported.  APPR 0040 Exception Remains.;
2/5/15- Copy of license from Iowa.gov site reflecting appraiser Status active and expiration date of 6/30/16 confirms info on Appraisal (p 300). APPR 0043 Exception cleared.;
2/5/15 - received copy of Business Entity Summary from Secretary of State of Iowa, registered agent is identified. Status is Active as of 1/1/2006 expiration date is Perpetual. Filing date of 10/31/2005. CRED 0006 Exception Cleared.;
2/2/15- Received copy of corrected 1003 reflecting  REO property of, 1003 executed by borrower and LO. APP 0006 exception cleared.;
2/5/15 -Received VOM, copy of tax bill and HOI bill reflecting payment history verification 0x30 for past 24 months and PITI documentation. Commercial loan. CRED 0001 Exception cleared.;
2/2/15- Received Copy of Balance Sheet and Profit and Loss statement for period ended 12/31/14. CRED 0082 Exception cleared.;
2/5/15- Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust,  and legal description attachment (11 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed. DEED 0049 Exception Cleared.;
2/5/15- Received copy of Title commitment reflecting borrowers vesting husband and swife, as joint tenants  and Bank its successors  and/or assigns ; fee simple insured amount of $1275000.00. No errors noted. TITL 0001 Exception cleared.;
2/2/15- received copy of Client account statement period ending 11/30/2014 $114442.22 and December statement 12/31/14 ending balance of $112329.55.  Verified required funds met. CRED 0083 Exception cleared.;
2/6/15 - Received 3rd Party Field Review that reflects original appraisal value of $1,800,000 is supported with a positive variance of based on Field Review value of $1,945,000.  Value confirmed by Field Review which is performed by licensed appraiser. APPR 0002 Exception Overridden to EV2 level;

300005150	1	C	CC	RC	VC	A	CA	RA	VA	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	MO	1	Rate and Term Refinance	General QM
2/6/15 - Received 3rd Party Desk Review that reflects original appraisal value of $875,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
2/6/15 - Please see page 2 of the welcome letter. Also included is a system print history showing this was provided on 1/6/15.  1st screenshot shows date we sent disclosures out. 2nd screenshot shows what disclosures where sent to borrower via e-mail". Attached is copy of Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date of 1/6/15 and 1/6/15 in columns B and C which is date created and date provided. Additionally there is a second print screen that reflects line #11  HOME LOAN Disclosure Booklet. Application date is 1/6/15, thus 1/6/15 is within 3 business days and proof borrower received notice of "right to receive credit scores". **  FACT 0002 Exception Cleared.;
2/6/15 - Received Closing Protection Letter. TITL 0005 Exception Cleared.;
2/6/15 - Received response from Lender of: N/A, disclosure is only applicable to Texas Cash-out transaction.  ** No Exception cleared. Apologizes as Exception was mis-labeled.  Missing is evidence of Notice To The Home Loan Applicant with Credit Score Disclosure.  Please provide this evidence for review. FACT 0001 Exception Remains.;
2/10/15 - Received response from lender of: "credit score disclosure". Attached is lender LOS screen print reflecting a History log with evidence initial disclosures were created and sent on 01/06/15 for the subject borrower loan. Also attached is additional screen print that reflects documents created however, disclosures listed does not include Notice To The Home Loan Applicant with Credit Score Disclosure. No Exception Cleared. FACT 0001 Exception Remains.;
2/12/15 - Received Notice To The Home Loan Applicant with Credit Score Disclosure dated 01/06/15 which is the same date as the application date. FACT 0001 Exception Cleared.

300000282	1	C	CA	RC	VC	A	CA	RA	VA	C	A	C	C	A	A	A	A	C	A	C	C	A	A	A	A	C	A	C	C	A	A	A	A	C	A	C	C	A	A	A	A	OK	1	Purchase	General QM
2/6/15 - Received 3rd Party Desk Review that reflects a value of $635,000 which does not support the original appraisal value of $643,000 creating a negative variance of -1.2%, however is within tolerance.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
2/6/15 - Received statement from lender of: "Initial TIL dated 11/21/14". Attached is a Preliminary unexecuted TIL dated 11/21/2014. Figures on Preliminary TIL dated 11/21/2014 matches to those on the TIL dated 11/24/2014. No initial GFE was provided, thus no Exception Cleared.  RESPA 0015 Exception Remains based on UPDATED EXCEPTION
UPDATED EXCEPTION:
Missing initial GFE dated within 3 business days of Application date of 11/18/14 as identified by initial 1003 (pg 408). Initial 1003 shows Loan Officer typed date of 11/18/14. Earliest GFE (pg 422) found in file is dated 11/24/2014. Preliminary TIL dated 11/21/14 was provided on 2/6/15. Purchase contract ratified on 10/10/14 (pg 347).  The Initial GFE Disclosure Date (2014-11-24) is more than 3 business days from the Application Date (2014-11-18). Three business days from the Application Date is (2014-11-21). Under Regulation Z, a lender must make good faith estimates of the disclosures required by 12 CFR 1026.18 and deliver or place them in the mail not later than the 3rd business day after a lender receives a consumer's application. (12 CFR 1026.19(a)(1));
2/6/15 - Received response from lender of: "Lender has no affiliations, therefore disclosure is not required". ** Stating no affiliations. COMP 0006 Exception Cleared;
2/6/15 - Received response from lender of: "system print history to show HUD booklet acknowledgement was provided on 11/21/14". Attached is lender LOS screen print reflecting a History log with evidence initial disclosures were created and sent on 11/21/14 for the subject borrower loan. Included is additional screen print that reflects documents created and included in initial disclosures included HUD Special Information Booklet Acknowledgment. A second page reflects a copy of the initial generated borrower acknowledgment of receipt of the HUD Settlement booklet.  COMP 0039 Exception Cleared.;
2/6/15 - Received response from lender of: "Right to receive appraisal disclosure". Attached is lender copy of Notice to Mortgage Applicants: Appraisal Alternatives dated on 11/21/14 for the subject borrower loan. ECOA 0001 Exception Cleared.;
delivered electronically on 11/21/2014. See screen shot." Lender attached screen shot reflecting TIL disclosure was provided on 11/21/14. Copy of initial TIL previously provided on 02/06/15. Exception partially cleared. Still missing initial GFE dated within 3 business days of Application date of 11/18/14 (and Rate Lock). RESPA 0015 Exception Remains.;
2/12/15 - Received GFE dated 11/21/14 which is within 3 business days of application date of 11/18/14. Initial TIL dated 11/21/14 was previously provided. RESPA 0015 Exception Cleared.

300000004	1	D	CC	RD	VC	A	CA	RA	VA	D	C	D	C	A	A	A	A	D	C	D	C	A	A	A	A	D	C	D	C	A	A	A	A	D	C	D	C	A	A	A	A	AZ	1	Rate and Term Refinance	General QM
2/11/15 - Received final HUD1.  HUD 0001 Exception Cleared.;
2/11/15 - Received response from lender of: "Bank has no affiliations, therefore no disclosure is needed".  COMP 0006 Exception Cleared.;
2/11/15 - Received response from lender of: "Attached is the recorded DOT which is dated properly. The notary date did get added before recording".  Attached is 17-page recorded Mortgage / Deed of Trust copy reflecting the Notary acknowledgment including a date of 01/26/2015 on pg. 17.  DEED 0003 Exception Cleared.;
2/11/15 - Received response from lender of: "Closing instructions are attached. Please see page 11". Attached is the Closing Instructions but lender also provided the recorded DOT for clearance of Exception DEED 0003 which is 17-page recorded Mortgage / Deed of Trust and sufficient for DEED 0049 Exception. Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (15 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed. DEED 0049 Exception Cleared.;
2/12/15 - Received 3rd Party Desk Review that reflects original appraisal value of $935,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
2/19/15 - Lender provided copy of pay off demand statement with prior lender, Fever Investments which required and included the $419.80 Attorney Fee. $419.80 Attorney Fee was omitted from the Finance Charge calculation due to fee being required by previous lender per pay off statement provided (line #1304) on the HUD1. Loan is no longer underdisclosed. COMP 0001 Exception Cleared.;

300005065	1	C	CC	RC	VC	A	CA	RA	VA	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	CO	1	Purchase	General QM
2/17/15 - Received Lender response of: "HUD booklet delivered electronically on 12/24/14". Attached is system print history showing initial disclosures were provided 12/24/14. Attached is lender LOS screen print reflecting a History log with evidence initial disclosures were created and sent on 12/24/14 for the subject borrower loan.  Attached is additional screen print that reflects documents created and included in initial disclosures included HUD Special Information Booklet. An additional page provided is a copy of the borrower acknowledgment but it is not executed for the HUD Settlement booklet. No evidence of signature is required.  COMP 0038 Exception Cleared.;
2/17/15 - Received Lender response of: "Disclosure delivered electronically on 12/24/14". Attached is system print history showing initial disclosures were provided 12/24/14. Attached is lender LOS screen print reflecting a History log with evidence initial disclosures were created and sent on 12/24/14 for the subject borrower loan.  Attached is additional screen print that reflects documents created and included in initial disclosures Packet #74 included Homeloan Disclosure Booklet.  Attached is Welcome letter and Disclosure cover letter.  ** FACT 0002 Exception Cleared.;
2/17/15 - Exception was mis-labeled, see below Updated Exception.  Missing is evidence of Notice to the Home Loan Applicant with Credit Score Disclosure. None located in file.  FACT 0001 Exception Remains.
UPDATED EXCEPTION:
Missing is evidence of Notice to the Home Loan Applicant with Credit Score Disclosure. None located in file.;
2/17/15 - Received copy of the Closing Protection Letter on subject.  TITL 0005 Exception Cleared.;
2/17/15 - Received copy of the Borrower executed and dated (2/6/15) Acknowledgment of Receipt of Valuation/Appraisal. ECOA 0003 Exception Cleared.;
2/18/15 - Received electronic executed 4506T for co-borrower dated 1/7/2015.;
2/18/15 - Received response from Lender of: "Regarding the verification of self employment ; attached is a the company info search showing the company was started in 2013 (page 3 of 4 on the .pdf). Also note that we are not using income from the company". Attached is manta.com online search dated 2/4/15 for the business to confirm it was established in 2013, thus 2 years confirmed for 2013 and 2014. ** CRED 0006 Exception Cleared.;
2/18/15 - Received 3rd Party Desk Review that reflects original appraisal value of $670,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
2/18/15 - Received 7 page document that includes the Notice to Home Loan Application with Credit Score Disclosure for the subject borrowers. FACT 0001 Exception Cleared.;

300005140	1	C	CC	RC	VC	A	CA	RA	VA	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	CO	1	Rate and Term Refinance	General QM
2/19/15 - Received 3rd Party Desk Review that reflects original appraisal value of $695,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.;
2/20/15 - Received response from lender: "N/A, only applicable for TX cash-out.  Apologize, mis-labled Exception, missing is evidence of Notice to the Home Loan Applicant with Credit Score Disclosure.  FACT 0001 Exception Remains.;
2/23/15 - Received fully imaged file with complete copy of appraisal report on page 349. APPR 0002 Exception Cleared.;
2/23/15 - Received fully imaged file with complete copy of Verbal VOEs on pages 135-136. Over 24 months of employment history verified on both borrowers. CRED 0007 Exception Cleared.;
2/23/15 - Received fully imaged file with complete copy of Lender Loan Approval (pg 399). Bottom portion reflects underwriter signature and date. 1008 (pg 410) is signed and dated by approving underwriter and is complete page. APRV 0010 Exception Cleared.;
2/23/15 - Received fully imaged file with complete copy pf Final HUD. Compliance review complete. HUD 0024 Exception Cleared.;
2/23/15 - Received fully imaged file with complete copy of Final 1003 on page 415. APP 0002 Exception Cleared.;
2/23/15 - Received fully imaged file with complete copy of credit report on page 66. No credit inquiries in the past 120 days. LOE not required. Credit supplement reflecting increase amounts for identified accounts provided on pg 77. CRED 0093 Exception Cleared.;
2/24/15 - Received fully imaged file with complete copy of Final HUD (pg 392) confirming borrower needs $0 cash to close. Guidelines require 12 months of PITI for reserves. $38253.72 required. Borrower has verified IRA reserves of $120,330.69 ($120,840.03 minus $509.34) which meets lender guidelines. 37.75 months of verified PITI reserves. CRED 0083 Exception Cleared.;
2/23/15 - Received fully imaged file with complete copy of the following documents: Closing Instructions (pg 50), Itemization (pg 397), Income worksheets (pg 400-406), Disclosures (pg 467-469). CRED 0038 Exception Cleared.;
2/25/15 - Received response from lender: "N/A, disclosure only applicable on texas cash-out refi transactions." Exception is mislabeled. Missing is evidence of Notice to the Home Loan Applicant with Credit Score Disclosure. FACT 0001 Exception Remains.;
2/25/15 - Received a response from the Lender of: "Please see page 2 of the Welcome Letter. Also attached is system print history to show disclosure was provided electronically on 1/9/15". Attached is Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out (Packet #3-Init Disclosure). 2nd screenshot shows what disclosures where sent to borrower via e-mail". Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date of 01/09/15 and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Delivered. Second print screen reflects line #10 HOME LOAN Disclosure Booklet and itemization of all disclosures included in Packet #3 of Initial Disclosures. Application date is 01/07/15, thus disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores". ** FACT 0002 Exception Cleared.;
2/25/15 - Received CPL from title underwriter. TITL 0005 Exception Cleared.;
2/25/15 - Received response from lender of: "ROR was not a requirement as this is an internal No Cash-Out refinance transaction." No exception cleared. ROR was provided to borrower, thus, form should have been completed. ROR 0002 Exception Remains.;
2/26/15 - Received 8-page document reflecting Notice to the Home Loan Applicant with Credit Score Disclosure on subject property / borrower.  FACT 0001 Exception Cleared.;
3/6/15 - Received copy of cover letter to the title holders addressing the issue along with new ROR with re-opened rescission and expiration period being midnight on 3/5/15. Re-opened rescission period has expired. Exception partially cleared. Missing evidence of overnight delivery with tracking information so that confirmation of receipt to the title holder(s) can be ascertained. ROR 0011 Exception Remains.;
3/6/15 - Received response from lender which states: "Please see the attached explanation from loan closer. ROR was presented in person to the borrowers." Lender attached a copy of e-mail correspondence with Loan Closer, stating that: "The title company presented the new doc to the buyer at the home so we did not use Express Document Service." Exception cleared based on confirmation from loan closer that borrowers signed in person, copy of cover letter presented to the title holders addressing the issue along with new ROR with re-opened rescission and an expiration period expired on midnight of 3/5/15. ROR 0002 Exception Cleared.

300001589	1	D	CC	RD	VC	A	CA	RA	VA	D	C	D	C	A	A	A	A	D	C	D	C	A	A	A	A	D	C	D	C	A	A	A	A	D	C	D	C	A	A	A	A	WY	1	Rate and Term Refinance	General QM
2/24/15 - Received copy of email correspondence between lender and Client stating "Second Appraisal" is supported. ** No Exception Cleared.  Missing 3rd Party Appraisal analysis (CDA) to reflect value of $800,500 is supported. APPR 0040 Exception Remains.;
2/25/15 - Received 3rd Party Field Review that reflects appraisal value of $730,000 which does not support the original appraisal value of $800,500. Variance is within 10% tolerance at -8.81%. Value confirmed by Field Review which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.;
2/27/15 - Received Initial TIL dated 09/26/14 which is within 3 business days of application date of 09/25/14. RESPA and MDIA review complete. TIL 0002 Exception Cleared.;
2/27/15 - Received rebuttal from lender which states: "Borrowers owned the property until 6/17/14 at which time it was sold (attached is the internal loan safe report showing the transfer) rented back until the new home was ready to occupy (see attached signed statement and payments made directly from Bank account." Report and signed statement not attached, however, signed statement and rental payment history from 07/2014 to 12/2014 are found in original file (pgs 106-108). Additionally, credit report reflects mortgage history up to 07/2014. No exception cleared. Provide amended and initialed 1003 that matches explanation provided. Final 1003 must be corrected to state actual number of years owned and actual number of months rented with evidence that the borrowers acknowledged and initialed the corrections on the Final 1003. APP 0002 Exception Remains.;
2/27/15 - Received Initial TIL dated 09/26/14 which is within 3 business days of application date of 09/25/14. RESPA and MDIA review complete. TIL 0002 Exception Cleared.;
2/27/15 - Received Initial GFE dated 09/26/14 which is within 3 business days of application date of 09/25/14. RESPA and compliance review complete. GFE 0001 Exception Cleared.;
2/27/15 - Received copy of signed disclosure reflecting lock date of 09/25/14 along with revised GFE and TIL dated 10/15/14. Lender provided Initial GFE via separate exception code (GFE 0001). Initial GFE is dated 09/26/14 which is within 3 business days of lock date of 09/25/14. RESPA 0016 Exception Cleared.;
2/27/15 - Received TILs dated 09/26/14 and 10/15/14 and GFEs 09/26/14 and 10/15/14. Lender also provided copy of other initial disclosures which appear to address other outstanding exceptions. MDIA testing complete using TILs received. RESPA 0014 Exception Cleared.;
2/27/15 - Received Right to Receive Appraisal Report Disclosure dated 09/25/14. ECOA 0001 Exception Cleared.;
2/27/15 - Received copy of Child Support Enforcement Orders confirming borrower child support share is $3,000/mo (for 1 minor child remaining). DD 0001 Exception Cleared.;
2/27/15 - Received evidence of insurance reflecting insurance premium of $385.67/mo and tax bill reflecting tax payment of $231.39/mo for a total taxes and insurance payment of 617.06/mo. Taxes and insurance payment matches that of Final 1003 (pg 53). Waiving mortgage statement as both lender and review utilized mortgage payment of $2695 and a separate taxes and insurance of $617/mo to qualify. CRED 0096 Exception Cleared.;
2/27/15 - Received complete Fraud report with all alerts satisfactorily addressed. NMLS search confirm LO status as Active. CRED 0089 Exception Cleared.;
2/27/14 - Received page 14 of 22 of Third Party report confirming transfer of prior primary on 06/17/14. Original file also contains VOR and signed statement confirming that borrowers have been renting from them from 7/2014 to 12/2014 as verified by rental payment history in file (pgs 106-108). HUD 0011 Exception Cleared.;
2/24/15 - Received response from lender stating: "This IS the review referred to in the file." Lender attached a copy of email correspondence between lender and Client stating "Second Appraisal" is supported. ** Exception partially cleared. 3rd Party Field Review  dated 02/03/15 has been already received. Exception remains due to original appraisal report must be updated to reflect information on prior sale of subject within the past 3 years. APPR 0002 Exception Remains.;
2/27/15 - Received initial GFE/TIL dated 09/26/14 which is within 3 business days of application date of 09/25/14, however, the rest of the initial disclosures provided (Borrowers signature authorization, Disclosure Notices, ECOA, Servicing Disclosure, and Fair Lending Notice) are all created on 10/15/14 which is not within 3 business days of application date of 09/25/14. RESPA 0015 Exception Remains.;
3/2/15- received 7 pg copies of additional disclosures, reflecting Borrowers signature authorization, Disclosure Notices, ECOA, Servicing Disclosure, and Fair Lending Notice)all required initial disclosures dated 9/26/14, including Colorado NTB disclosure and Colorado Lock-in disclosure form.  RESPA 0015 exception cleared.;
3/4/15 - This loan falls under the limited cash out refinance and not as a construct to perm. Lender does not do true construct to perm loans, thus where guidelines are not specific, Bank will follow FNMA. Acquisition cost documentation referenced in guideline (pg. 1-6 to 1-7) are for true construction to perm loans. Land was originally purchased 06/2013, thus greater than 12 months out, thus appraisal value is used for LTV, and not construction draw schedule or other supporting documentation is necessary. Please clear condition regarding construction contracts. ** Acquisition cost breakdown is not required and LTV based off appraised value. CR 0005 Exception Cleared.;
3/5/15 - Lender provided a letter on their letterhead signed by an Officer of the Institution stating: "Bank does not have any affiliated businesses nor do they supply an affiliated business disclosure." COMP 0006 Exception Cleared.;
3/12/15 - Received copy of lender cover letter addressing why new H9 ROR form is being provided to each title holder for re-execution with re-opened rescission period. Attached is only one copy of the new ROR reflecting acknowledgment by initials which appears to be those of borrower, dated 3/6/15. Missing is copy of ROR form to other borrower/title holder,  to confirm they too were provided same copy of the H9 ROR. Additionally, evidence of overnight delivery was provided confirming delivery was completed on 3/6/15.  New ROR initialed, reflects a rescission expiration date of 03/10/15. New re-opened rescission period has lapsed. ** No Exception Cleared, missing proof received their copies of new H9 ROR form.  ROR 0011 Exception Remains.;
3/18/15 - Received statement from lender of: "other borrower's acknowledgement of ROR".  Attached is copy of second ROR reflecting initials and dated 3/6/15. Expiration date is 3/10/15. New re-opened rescission period has lapsed. ROR 0011 Exception Cleared. ;
3/18/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (14 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed with evidence of title GEO code. DEED 0049 Exception Cleared.;
3/18/15 - Received response from lender of: "Title and Sales Information on subject property". Attached is copy of title commitment reflecting transfer of subject property occurred to borrower on 6/11/2013 (pg.7/12) along with a response from lender stating: "Please see the attached chain of title and warranty deeds. The subject property has changed ownership by virtue of deed transfers, but not sales, therefore the appraiser did not have any records to report for sales as there were not any". ** No Exception Cleared. Section reflects results of the research and analysis of the prior sale or transfer history of the subject property and comparable sales. ITEM title reflects: Date of Prior Sale/Transfer. No evidence of a price is accepted when one cannot be confirmed.  Subject property transfer history must be reflected on URAR report. APPR 0002 Exception Remains.;
3/26/15 - Received revised updated 1003 that reflects borrower initials on all pages and / or signatures. Corrected 1003 reflect

110863583	2	C	CC	RC	VC	B	CB	RA	VA	C	C	C	C	B	B	A	A	C	C	C	C	B	B	A	A	C	C	C	C	B	B	A	A	C	C	C	C	B	B	A	A	TX	1	Rate and Term Refinance	General QM
CRED 0001 Unacceptable Mortgage History - Borrower does not meet lender requirement for 24 month housing history. Current rental verification per credit report (pg 66) shows 9 months reviewed. Concurrent construction loan is reporting for 11 months (pg 72). Lender approved Exception in file (pg 149)., Client Comment: 3/2/15- received copy of email from lender for Buyer exception approval reflecting that loan was approved for lack of 24 month concurrent mortgage history. Sent Buyer an email to confirm client acknowledged exception. Received email 3/3/15 response from client confirming that exception for lack of 24 months housing history is acknowledged. No lates were noted. CRED 0001 Exception overridden to EV2.;

3/2/15 Unable to open documentation sent by lender, receiving error message" file was sent as an email attachment and wasn't correctly decoded." FACT 0001 exception remains.;
3/2/15- received copy of same appraisal as used in origination with all photos intact and legible. Additionally received copy of final inspection dated 2/11/15 certified by appraiser that all improvements are complete and the utilities are turned on and functional. APPR 0002 Exception cleared.;
3/2/15 -received response from lender " please see page 2 of welcome letter. Also attached is a system print history showing the disclosure was provided electronically on 11/13/14. Application date is 11/10/14, thus disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores". ** FACT 0002 Exception Cleared.;
3/2/15 received from lender updated tax estimator results from subject property county records- reflecting property taxes of $25,141.97 which concurs with monthly amount of $2095.16. TITL 0009 Exception cleared.;
3/3/15- received lender response: "This is a construction to perm; there is no Right to Cancel on construction to perm." ** Agree transaction is a construction to perm and is exempt from ROR. ROR 0001 Exception cleared.;
3/2/15- received copy of email from lender exception approval reflecting that loan was approved for lack of 24 month concurrent mortgage history. Sent Client an email to confirm client acknowledged exception. Received email 3/3/15 response from client confirming that exception for lack of 24 months housing history is acknowledged. No lates were noted. CRED 0001 Exception overridden to EV2.;
3/3/15-  received copy of Notice to home loan applicant dated 11/10/14. FACT 0001 Exception cleared.;

300005767	1	C	CA	RC	VC	A	CA	RA	VA	C	A	C	C	A	A	A	A	C	A	C	C	A	A	A	A	C	A	C	C	A	A	A	A	C	A	C	C	A	A	A	A	TX	1	Purchase	General QM
3/13/15 - Received a response from the Lender of: "attached is disclosure and system print history to show the disclosure was provided electronically on 1/21/15". Attached is Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out (Packet #9-Init Disclosure). 2nd screenshot shows what disclosures where sent to borrower via e-mail".  Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date of 01/21/15 and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Delivered. Second print screen reflects line #9 HOME LOAN Disclosure Booklet and itemization of all disclosures included in Packet #2 of Initial Disclosures. Application date is 01/21/15, thus disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores". ** FACT 0002 Exception Cleared.;
3/13/15 - Received 4 page document that includes the Notice to Home Loan Application with Credit Score Disclosure matching the scores on credit report dated 01/08/15 (pg 94). FACT 0001 Exception Cleared.;
3/13/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,150,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

300005589	1	C	CC	RC	VC	A	CA	RA	VA	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	CO	1	Rate and Term Refinance	General QM
3/9/15 - Received 3rd Party Desk Review dated 2/10/15 that reflects original appraisal value of $1,025,000 is supported, however has commentary that estimate of value is $800,000.  Value confirmed by CDA which is performed by licensed appraiser. NEED UPDATED CDA WITH CORRECT LANGUAGE FOR VALUE, CURRENTLY STATES $800,000. SENT EMAIL REQUEST FOR CORRECTION. APPR 0040 Exception Remains.;
3/10/15 - Received revised 3rd Party Desk Review dated 3/10/15 that reflects original appraisal value of $1,025,000 is supported.  Commentary corrected to reflect $1,025,000 is estimate of value.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
3/13/15 - Received 2 pages of blank documents. No exception cleared. Please upload CPL. TITL 0005 Exception Remains.;
3/13/15 - Received a response from the Lender of: "disclosure is attached along with system print history to show it was provided on 1/15/15". Attached is Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out (Packet #2-Init Disclosure). 2nd screenshot shows what disclosures where sent to borrower via e-mail". Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date of 01/15/15 and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Delivered. Second print screen reflects line #10 HOME LOAN Disclosure Booklet and itemization of all disclosures included in Packet #2 of Initial Disclosures. Application date is 01/14/15, thus disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores". ** FACT 0002 Exception Cleared.;
3/13/15 - Received 4 page document that includes the Notice to Home Loan Applicant with Credit Score Disclosure for the subject borrower, however, documents appear to correspond with credit report dated 01/05/15 and reflects different credit scores (Repository #1 score of 771 as compared to Repository #1 score of 771 per credit report dated 01/14/15 provided in file on page 77). No exception cleared. Missing Notice to Home Loan Applicant with Credit Score Disclosure that matches with credit report in file. FACT 0001 Exception Remains.;
3/13/15 - Received rebuttal from lender which states: "There is a Written VOE dated 10/6 in file, paystubs are not required when there is a Written VOE in the file, see guidelines." Lender copy pasted guidelines which matches page 46 of guides stating: " Documentation of Income (Requirements): Written VOE covering two full years and year to date income and a verbal VOE obtained no more than 10 Business Days prior to the closing date, or all of the following:
1) YTD paystub or salary voucher documenting at
least 30 days of income
2) W-2 forms for the most recent two tax years
3) Verbal VOE obtained no more than 10 Business Days prior to the closing date.
No exception cleared. Unable to locate Written VOE dated 10/6 in file. File only contains Written VOE dated 02/12/15 (pg 158), however income section from prior two years is not filled out and YTD income is missing in the form. Written VOE must reflect two full years and YTD income as required per guides. CRED 0082 Exception Remains.;
3/13/15 - Received 4 page Notice to Home Loan Applicant disclosure for credit report dated 1/14/15 that includes Credit Score Disclosure. FACT 0001 Exception Cleared.;
3/13/15 - Received 5 page CPL document for subject loan. TITL 0005 Exception Cleared;
3/17/15 - Received lender response of: "additional paystubs".  Attached is copies of two paystubs covering one full month from 11/22/2014 to 12/05/2014 and the second from 12/06/2014 to 12/19/2014 which matches to the stub in file (pg. 159).  Additional pay stub supports the income used in qualifying. CRED 0082 Exception Cleared.;

300005750	1	C	CC	RC	VC	A	CA	RA	VA	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	NC	1	Purchase	General QM
3/9/15 - Received 3rd Party Desk Review that reflects original appraisal value of $645,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
3/18/15 - Received response from lender of: "Closing instructions with details recording instructions signed by closing agent". Provided is a copy of page 2 of lender closing instruction reflecting under item C that instruction to the settlement agent is to close properly this subject mortgage transaction including the execution of the herein referenced mortgage instrument(s), the disbursement of the proceeds of the loan, and the recording of the mortgage and assure that: 1) Title, We the lender, will have, after execution and recording of the instrument(s), a valid first mortgage lien upon a marketable fee simple title vested in the mortgagors and a final title policy in the amount of the mortgage insuring us, or to whom we have assigned, said policy to be without exception. ** No Exception Cleared.  Provide either copy of final title policy or evidence of recorded mortgage.  Instruction does not state specific detail to indicate how closing agent is to send legal documents to proper recording office. DEED 0049 Exception Remains.;
3/18/15 - Received lender response of: "Information regarding rentals in NC".  Attached is statement of: "In reference to the Vacation Rental Addendum to the contract, this was required. Because the seller had on occasion rented out the subject property and the subject property is located in a vacation area, the Realtor was held to the requirements of Chapter 42A of the North Carolina Vacation Rental Act per the enacted legislation of the North Carolina General Assembly 42A-2 Purpose and scope of act.  The General Assembly finds that the growth of the tourism industry in North Carolina has led to a greatly expanded market of privately owned residences that are rented to tourists for vacation, leisure, and recreational purposes. Rental transactions conducted by the owners of these residences or licensed real estate brokers acting on their behalf present unique situations not normally found in the rental of primary residences for long terms, and therefore make it necessary for the General Assembly to enact laws regulating the competing interests of landlords, real estate brokers, and tenants. (1999-420, s. 1.  There are no current rental agreements on the subject property, but this does not relieve the Realtors responsibility to have the addendum attached. The contract does not require the borrower to use the property as a rental, but rather, had there been a lease in place, it would force the new owner to honor it until it expired." ** GIDE 0001 Exception Cleared.;
3/18/15 - Received response from lender of: "Credit Inquiry letter". Attached is copy of letter dated 1/20/15 addressing inquiries stating it is related to the subject loan, no other new debt.  CRED 0093 Exception Cleared.;
3/20/15 - Received response from lender of: "Copies of recorded documents from county website". Attached is a copy of the "unofficial" executed recorded Mortgage Deed of Trust, Rider and legal description attachment (25 total pages) along with a screen print from the County Register of Deeds which includes Book and page of recording that matches to the stamp on the DOT to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed. DEED 0049 Exception Cleared. ;

300005744	1	C	CC	RC	VC	A	CA	RA	VA	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	CO	1	Rate and Term Refinance	General QM
3/17/15 - Received copies of Notice to Home Loan Applicant Disclosures for both borrowers dated 1/16/2015. FACT 0001 Exception Cleared.;
3/18/15 - Received response from lender of: "Disclosure is attached, with system print history to show date provided to borrower." Attached is Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out (Packet #4-Init Disclosure). 2nd screenshot shows what disclosures where sent to borrower via e-mail".  Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date of 01/20/2015 and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Provided.  Second print screen reflects line #10 HOME LOAN Disclosure Booklet (900079) and itemization of all disclosures included in Packet #4 of Initial Disclosures. Application date is 01/16/2015, thus disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores".  ** FACT 0002 Exception Cleared.;
3/19/15 - Received response from lender of: "initial 1003".  Attached is copy of unexecuted initial 1003.  Page 3 of 4 reflects a lender signature with a print date of 1/16/2015.  Document print date (bottom of form) reflects a print date for the document on 1/20/2015.  APP 0003 Exception Cleared.;
3/19/15 - Received response from lender of: "Lease Agreement".  Attached is copy of a lease dated 9/8/2014 for the subject property.  Lease amount was $1700 per month but the term states month to month commencing on 9/15/2014 and terminating on 10/31/2014. ** No Exception Cleared. Appendix Q requires a current signed Lease or other rental agreement.  Expired lease is not acceptable.  LEAS 0001 Exception Remains;
3/19/15 - Received response from lender of: "Hazard Insurance".  Attached is updated Dec Page that reflects Dwelling coverage of $581,800. Below the dwelling coverage is Extended Replacement Cost coverage as well as an additional auxiliary private structures coverage listed as $58,180 with Inflation coverage added to this amount. Dec page additionally reflects personal property and personal property replacement cost coverage as well.  HAZ 0004 Exception Cleared;
3/19/15 - Received 3rd Party Desk Review that reflects original appraisal value of $993,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser.  APPR 0040 Exception Cleared.;
3/19/15 - Received response from lender of: Lease agreement explanation".  Attached is copy of email chain that reflects a response from the leasing agency that is reflected on the top of the lease agreement.  Email from agency representative states that the subject lease presented is the current lease.  Further, states that once the expiration of the original lease, it automatically transfers to a Month to Month lease.  All the terms and conditions remain in force".  The copy of the lease reflects a statement on page 2 under the section "Notice of Termination" to support the email confirmation.  It states: "In the event this agreement is not terminated by either party as herein provided, the Resident shall become a holdover tenant on a month to month tenancy until terminated by either party as herein above provided". This satisfies that lease used in loan qualification is considered current. LEAS 0001 Exception Cleared.;
4/1/15 - Received response from lender: "Notice of right to cancel".  Attached is a copy of lender cover letter addressing why new H9 ROR form is being provided to each title holder for re-execution with re-opened rescission period and with evidence of overnight deliver . Attached is copy of new ROR executed by the two title holders and dated on 03/26/15. New ROR reflects a rescission expiration date of midnight on 03/30/15. New re-opened rescission period has elapsed.  ROR 0011 Exception Cleared.;

300008443	1	C	CC	RC	VC	A	CA	RA	VA	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	TX	1	Purchase	General QM
4/1/15 - Received signed Notice to Mortgage Loan Applicant Appraisal Alternatives which informs borrower her right to receive copy of appraisal. Also received signed Acknowledgement of Receipt of Appraisal by borrower within 3 business days prior to closing. ECOA 0001 Exception Cleared.;
4/1/15 - Received signed letter by borrower addressing all credit inquiries in past 120 days. Inquiries are all dated 02/08/15 and are for the subject loan. No new credit accounts opened. CRED 0093 Exception Cleared.;
4/1/15 - Received response from lender of: "Appraisal Invoice". Service Link invoice showing $110 for appraisal retained fee for management fee. Fee was improperly labeled on HUD, no Lender review completed. APPR 0041 Exception Cleared.;
4/1/15 -  Received HUD Acknowledgement signed by borrower confirming receipt of Special Information Handbook/HUD Settlement Book. Letter is dated 03/03/15 which is within 3 days of loan application date 02/26/15. COMP 0038 Exception Cleared.;
4/1/15 - Received TIL dated 03/03/15 which is within 3 days of loan application date 02/26/15. TIL 0002 Exception Cleared.;
4/1/15 - Received TIL dated 03/03/15 which is within 3 days of loan application date 02/26/15. APR on initial TIL is 4.035%. Final TIL (pg 335) reflects APR of 4.283%. Final TIL is not within Fixed Rate tolerance of .125%. Missing interim TIL. RESPA 0014 Exception Remains.;
4/1/15 - Received Notice to Home Loan Applicant disclosure that matches date of credit report (pg 91). FACT 0001 Exception Cleared.;
4/1/15 - Received Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out (Packet #21-Init Disclosure). 2nd screenshot shows what disclosures where sent to borrower via e-mail". Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date of 03/02/15 and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Delivered. Second print screen has handwritten notes which states "Docs in Packet # 21"m reflects line #11 HOME LOAN Disclosure Booklet and itemization of all disclosures included in Packet #21 of Initial Disclosures. Application date is 02/26/15, thus disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores". ** FACT 0002 Exception Cleared.;
4/1/15 - Received Homeowner Counseling disclosure dated 03/03/15 which is within 3 business days of application date of 02/26/15. Exception partially cleared. Still missing the following disclosures: 1) Federal Privacy Disclosure. 2) US Patriot Act disclosure. COMP 0006 Exception Remains.;
4/1/15 - Received complete copy of Fraud report with all alerts satisfactorily addressed and a score of 1000. CRED 0089 Exception Cleared.;
4/1/15 - Received 3rd Party Desk Review that reflects original appraisal value of $910,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.;
4/1/15 - Received response from lender of: "Correct Initial TIL".  Attached is TIL dated 03/12/15 which is after initial TIL dated 3/3/2015, thus an interim TIL with a disclosed APR that matches to the final TIL, curing the tolerance issue.  RESPA 0014 Exception Cleared.;
4/1/15 - Received a History log screen print from the lenders LOS system reflecting Initial Disclosure package generated and sent on 3/2/2015 with an additional screen print that reflects documents created and included in initial disclosures on 3/2/2015 included Home Loan Disclosure Booklet. Attached to this is Welcome letter with page 2 reflecting Fair Credit Reporting Act Notice and US Patriot Act disclosures included. COMP 0006 Exception Cleared.;

300007345	1	C	CC	RC	VC	A	CA	RA	VA	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	VA	1	Purchase	General QM
3/31/15 - APPR 0040 - Missing Third Party Appraisal Analysis:
Missing required 3rd party appraisal analysis to reflect value of $690,000 is supported. No post closing CDA provided. APPR 0040 Exception Remains.;
3/31/15 - Received 3rd party Field Review that reflects original appraisal value of $690,000 is not supported but is supported within tolerance.  Value reflected of $680,000 creates a negative -1.45% variance which is acceptable.  Value confirmed by Field Review which is performed by licensed appraiser. APN number matches to original file appraisal: 126H2-4-L8   APPR 0040 Exception Cleared.;
4/2/15 - Received statement from lender of: "Appraisers License" however no license was attached. Lender attached a sixty page document that appears to include other documents for other outstanding exceptions. Lender to upload documents included to corresponding exception. Appraisers license not provided in file. APPR 0043 Exception Remains.;
4/2/15 - Received Notice to Home Loan Applicant disclosure on both borrowers dated same day as credit report. FACT 0001 Exception Cleared.;
4/2/15 - Received complete copy of Fraud report with all alerts satisfactorily addressed and 990 score. CRED 0089 Exception Cleared.;
4/2/15 - Received Final HUD executed by all parties and settlement agent for departing residence. HUD reflects settlement date 03/10/15 which is prior to subject note date of 03/13/15. Removed PITI payment of $1453/mo on departing residence based on document provided. Line 504 of HUD reflects pay off of mortgaeg and sales proceeds of $100,347.36. HUD 0011 Exception Cleared.;
4/2/15 - Received rebuttal from lender which states: "The borrower created a partnership for their rental property for liability purposes. You will notice that their personal tax return does not have a Schedule E (schedule of real estate), that is because it's in the Partnership name. The partnership return includes all the items that normally would have been on Schedule E. Instead of counting that loss, we counted the entire mortgage payment against them which is more than the loss... Please confirm that we do not need a P&L/Balance Sheet or verbal." No exception cleared. Unable to link the property  with the business, based on the documents/business tax returns in the original file. Please provide documentation to link the business with rental property. Income will be re-calculated pending receipt of documentation requested. CRED 0084 Exception Remains.;
4/2/15 - Received rebuttal from lender which states: "The borrower created a partnership for their rental property for liability purposes. You will notice that their personal tax return does not have a Schedule E (schedule of real estate), that is because it's in the Partnership name. The partnership return includes all the items that normally would have been on Schedule E. Instead of counting that loss, we counted the entire mortgage payment against them which is more than the loss... Please confirm that we do not need a P&L/Balance Sheet or verbal." No exception cleared. P&L and Balance sheet are required for business, per Appendix Q. Documentation used to render loan approval and qualification which include income, must be dated on or before loan consummation. CRED 0082 Exception Remains.;
4/2/15 - Received rebuttal from lender which states: "The borrower created a partnership for their rental property for liability purposes. You will notice that their personal tax return does not have a Schedule E (schedule of real estate), that is because it's in the Partnership name. The partnership return includes all the items that normally would have been on Schedule E. Instead of counting that loss, we counted the entire mortgage payment against them which is more than the loss... Please confirm that we do not need a P&L/Balance Sheet or verbal." No exception cleared. 3rd party verification of borrowers self employment is required. Documentation used to render loan approval and qualification which include income and employment must be dated on or before loan consummation. CRED 0006 Exception Remains.;
4/3/15 - Received lender response of: Signed and dated 1008.  Attached is executed and dated 1008 reflecting a DTI of 28.75% that matches to the DTI in file. APRV 0003 Exception Cleared.;
4/3/15 - Received response from lender of: "Appraisers license".  Attached is the online license lookup for the appraiser: License active with expiration date provided. This matches to data included in appraisal.  APPR 0043 Exception Cleared.;
4/16/15 - Received copy of lease agreement for property. Rent is $1400/mo. LEAS 0001 Exception Cleared.;
4/16/15 - Received signed P&L and Balance sheet for borrowers 1065 partnership. Balance Statement links Employer with REO as document list the said property as the only Asset and the two loans as the only liabilities. P&L supports is supportive of rental income. CRED 0082 Exception Cleared.;
4/16/15 - Received self employed verification through CPA, who prepared the business tax returns, however, VVOE is dated which is post consummation. No exception cleared. Because this particular exception requirement falls within the employment verification requirements, a post-Note dated document cannot be utilized to satisfy this exception. CRED 0006 Exception Remains.;
4/16/15 - Lender attached copy of lease agreement Rent is $1400/mo. Also received signed 2014 P&L and Balance sheet for borrowers 1065 partnership, under exception code CRED 0082. Balance Sheet links Employer with REO as document list the said property as the only Asset and the two loans as the only two liabilities.  Re-calculated partnership losses based on documents presented via Stips. Lender approved DTI of 28.75%. Review DTI of 29.30%. Variance is non material. CRED 0084 Exception Cleared.;
4/17/15 - Received self employed verification for through CPA, who prepared the business tax returns. VVOE is dated 03/10/15 which is prior to consummation date of 03/10/15. Date of business started on 04/09/07 per 1065 in file.  Exception partially cleared. Business is owned by both borrowers with 50% interest each. VVOE provided is for only. Please provide self employed verification for. CRED 0006 Exception Remains.;
4/21/15 - Received self employed verification for with through CPA, who prepared the business tax returns. VVOE is dated prior to consummation date. Date of business per 1065 in file. Clearing exception based on VVOE presented for B1 and previous VVOE presented for B2 both with. CRED 0006 Exception Cleared.

300006241	1	C	CA	RC	VC	A	CA	RA	VA	C	A	C	C	A	A	A	A	C	A	C	C	A	A	A	A	C	A	C	C	A	A	A	A	C	A	C	C	A	A	A	A	TX	1	Purchase	General QM
4/7/15 - Received a copy of full color appraisal, 30 total pages reflecting color photos. Photos confirm subject completed. APPR 0002 Exception Cleared.;
4/7/15 - Received 3rd Party Desk Review that reflects original appraisal value of $690,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
4/8/15 - Received response from Lender of: "Closing instructions". Attached is Closing instructions that reflects section H.2 Land Record Filings: Recordable Documents, to the extent applicable, must be presented for recording in the official land records where the Property is located in the following order where possible, or in the order required by Title Insurer issuing the Title Policy: POA, Deed or other instrument used to convey title, Lien Security Instrument to be insured in first priority position with all Riders attached, Lien Security Instrument to be insured in a junior priority position with all Riders attached, Subordination Agreement, Other recordable documents. Settlement Agent must forward the original recorded Loan Documents to Lender promptly if Settlement Agent receives the recorded Loan Documents from the land records office. ** This confirms intent to record legal documents. DEED 0049 Exception Cleared.;
4/8/15 - Received a response from the Lender of: "Disclosures". Attached is Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out (Packet #55-Init Disclosure). 2nd screenshot shows what disclosures where sent to borrower via e-mail". Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date of 01/30/15 and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Printed. Second print screen reflects line #10 HOME LOAN Disclosure Booklet and itemization of all disclosures included in Packet #55 of Initial Disclosures. Application date is 01/27/15, thus disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores". ** FACT 0002 Exception Cleared.;
4/8/15 - Received a response from the Lender of: "Disclosures". Attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out (Packet #50-Init Disclosure). 2nd screenshot shows what disclosures where sent to borrower via e-mail". Screen prints contain a history log that reflects a line item of "Init Disclosure" with a date of 01/30/15 and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Created. Second print screen reflects line #11 HUD Booklet Acknowledgement and itemization of all disclosures included in Packet #55 of Initial Disclosures. 3rd page is Borrower Acknowledgement of HUD Settlement Cost Booklet e-signed by both borrowers. Doc # on bottom of the document matches DOC ID on line #11 thus disclosure is confirmed to have been disclosed along with initial disclosures on 01/30/15. Application date is 01/27/15, thus disclosures were sent within 3 business days. COMP 0038 Exception Cleared.;
4/8/15 - Received Change of Circumstance documents that correspond with redisclosed GFEs dated  2/27/2015 for lock extension and 3/16/2015 for another lock extension. Exception partially cleared. Provide Change of Circumstance that corresponds with GFE dated 02/03/15 as stated in original exception. RESPA 0005 Exception Remains.;
4/13/15 - Received response from lender stating: "attached is Project Inspection Report. City only requires final structure approval for occupancy on single family residences.  They do not require COO for SFR.  The do require COO for commercial and multi-family residences.  Spoke to the Structural Dept at the City who inspects the homes  Bottom of the form it states project has been final closed, which means all inspections completed.  Attached is Inspection Request and Project status Schedule for subject property reflecting an asterisk next to Struct Final with Approved dated 2/26/2015.  Bottom of form reflects: This project has been final closed. PROP 0012 Exception Cleared.;
4/13/15 - Received response from lender stating: "Flood Cert". Attached copy of Flood Cert on subject property reflecting subject is not in a flood zone (Zone X).  FINS 0004 Exception Cleared. ;
4/13/15 - Received response from lender stating: "Notice to Applicant". Attached is 8-page copy of Notice to Applicant, one to each borrower.  FACT 0001 Exception Cleared.;
4/16/15 - Received response from lender of: "Disclosures 2/3/15:.  Attached is two documents.  First is a lender system screen print reflecting RESPA 2010 GFE on the subject borrower reflecting history for GFEs created 1/30/15, 2/27/15 and 3/16/15. The second document is 27-page document that reflects all initial disclosures on to matches to the 2/3/15 date. The GFE dated 2/3/15 matches to the initial GFE disclosure that was dated one business day prior on 1/30/15, thus no COC is required. RESPA 0005 Exception Cleared.;

300006717	1	C	CC	RC	VC	A	CA	RA	VA	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	TX	1	Rate and Term Refinance	General QM
4/16/15 - Received 3rd Party Desk Review that reflects original appraisal value of $637,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.;
4/17/15- Received from lender copy of screen shots reflecting date created and date sent  for initial disclosures sent to borrower of 1/29/15 and copy of Notice to Mortgage Applicants: Appraisal Alternatives dated on 01/029/15 which is within 3 days of application date of 1/28/15. ECOA 0001 Exception Cleared.;
4/17/15- received copy of letter "Retail line of credit borrower confirmation for termination" from Bank account executed by borrower bwr 1 on 3/31/15 and bwr 2 on 4/1/15. CRED 0093 Exception cleared.;
4/17/15- Received from lender copy of  lender system screen printouts reflecting initial disclosures created on 1/29/15 and given to borrower  on 1/29/15, per hand written notes above column B and C of page 1 of screen shot, additionally copy of Welcome letter provided which reflects the Patriot Act Notice. However no proof provided that Affiliated Business Disclosure was provided to borrower. Exception partially cleared for providing proof of Patriot Act notice, exception remains due to lack of evidence that the Affiliated business disclosure was provided to the borrower. **Exception remains.**COMP 0006 Exception not cleared.
4/20/15- received copy of initial 1003 signed by LO, dated 1/28/15. APP 0003 Exception cleared.;
4/20/15- Received from lender copies of system print out history to show dates disclosures provided to borrower. Also attached is Welcome letter which shows under page 2 the Fair Credit Reporting Act Notice.  1st screenshot shows date disclosures were sent out (initial disclosures 1/29/15). 2nd screenshot shows what disclosures where sent to borrower. Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date of 01/29/2015 and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Provided.  Second print screen reflects line #11 HOME LOAN Disclosure Booklet (900079)and itemization of all disclosures included in Packet of Initial Disclosures. Application date is 01/28/2015, thus disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores".  **  FACT 0002 Exception cleared.;
4/20/15- received from lender copy of closing instruction. Evidence mortgage has been recorded not received. DEED 0049 Exception not cleared.;
4/21/15- Received rebuttal from lender : "Lender does not have any affiliations; thus disclosure is not applicable." **Exception not cleared, no documentation was provided such as a letter with bank letter head signed by officer of the bank stating no affiliations. COMP 0006 remains.;
4/21/15 - Received response from Lender of: "Closing INs Page 11 H.2". ** This confirms intent to record legal documents. DEED 0049 Exception Cleared.;
4/22/15 - Received Notice to Home Applicant on both borrowers. Disclosure is dated 01/28/15 which matches date on the credit report provided. FACT 0001 Exception Cleared.;
4/22/15 - Received response from lender of: "Letter of no affiliations attached." Lender attached a signed letter from officer of the bank in company letter head stating Bank does not have any affiliations. Patriot Act previously provided. COMP 0006 Exception Cleared.;
4/20/15 - Received 6 page copy of 401K plan, statement period of 2/1/15 to 2/28/15 for co borrower. Terms of withdrawal for 401k account provided on pages 3-6. CRED 0083 Exception Cleared.

110825795	2	C	CC	RA	VC	B	CB	RA	VA	C	C	A	C	B	B	A	A	C	C	A	C	B	B	A	A	C	C	A	C	B	B	A	A	C	C	A	C	B	B	A	A	WA	1	Rate and Term Refinance	General QM
CRED 0009 Unacceptable Credit History - Lender guidelines require all borrower to have 3 open tradelines. Coborrower has only two open tradelines, Joint mortgage account and credit card #2262. Missing an additional tradeline with minimum 12 months of history to meet 3 tradeline minimum required by guidelines.  , Client Comment: 1/13/15 - Received a phone call from Buyer.  Per Buyer, they acknowledge this exception, thus override to EV2 level.  CRED 0009 Exception Overridden to EV2 level.

1/5/15 - Received Credit Report Alert verification form signed and filled out by borrowers. It reads "Credit Report states that phone number may be a mobile phone. Applicants confirmed in person with LO that they only use cell phones." No exception cleared. Missing Fraud report (i.e. Fraud Guard) with all alerts satisfactorily addressed. CRED 0089 Exception Remains.;
1/5/15 - Received Closing Protection Letter from. TITL 0005 Exception Cleared.;
1/6/15 - Received 3rd Party Desk Review that reflects original appraisal value of $950,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.;
1/7/15 - Received complete Fraud report with all alerts satisfactorily addressed. CRED 0089 Exception Cleared.;
1/13/15 - Received a phone call from Client.  They acknowledge this exception, thus override to EV2 level.  CRED 0009 Exception Overridden to EV2 level.;

300001879	1	C	CC	RC	VC	A	CA	RA	VA	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	WA	1	Purchase	General QM
1/28/15 - Received 3rd Party Desk Review that reflects original appraisal value of $850,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
1/28/15 - Received a lender internal screen print of Encompass360 system  reflecting the subject borrower name and address reflecting Disclosure  History Tracking highlighted with an eFolder containing 25 documents and a sent date of 12/10/2014. A second screen print reflects the HUD Settlement Cost Booklet was contained within the eFolder of 25 documents sent on 12/10/2014 and reflected to have been received by the borrower on 12/12/2014. ** COMP 0038 Exception Cleared.;
1/28/15 - Received a Borrower Appraisal Acknowledgment dated 1/13/2015 reflecting borrower signatures and date of 1/14/2015 with evidence of receipt of appraisal 3 days prior to closing on subject property.  ECOA 0004 Exception Cleared.;
1/29/15 - Received copy of Closing Protection Letter for the subject loan file.  TITL 0005 Exception Cleared.;

110799612	1	D	CA	RD	VC	A	CA	RA	VA	D	A	D	C	A	A	A	A	D	A	D	C	A	A	A	A	D	A	D	C	A	A	A	A	D	A	D	C	A	A	A	A	WA	1	Purchase	General QM
9/19/14 - Received 3rd Party Desk Review that reflects original appraisal value of $863,000 is supported.  APPR 0040 Exception Cleared;
9/23/14 - Received a copy of an Assumed Business Name Authorization that reflects business name.  This assumed business name is effective 3/17/2014 and is made by the Managers and Members of the Delaware series limited liability company (the Company). Series Manager and Member Authorization: By their signatures appearing below, the undersigned Series Members and Series Managers of the Designated Series authorize the Designated Series to operate in the states of Washington, Oregon and Utah (the Designated States) under a d/b/a and authorize and direct the Company to provide all notices to third parties and governmental authorities with are deemed necessary or advisable in order for the Designated Series to legally operate under the New D/B/A. **  Confirmed no TPO part of subject transaction. COMP 0031 Exception Cleared.;
10/9/14 - Received HUD marked Final Revised as of Thursday Oct 9, 2014 11:36am, signed and stamped CTC by settlement agent. Line 1302 reflects Final Utility to escrow payments in the amount of $96.16. Line 1303 reflects Refund of utility holdback to sellers in the amount of $453.84. HUD no longer reflect estimated fees. HUD 0001 Exception Cleared.

110802627	1	C	CC	RC	VC	A	CA	RA	VA	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	WA	1	Purchase	General QM
10/20/14 - Received 3rd Party Desk Review that reflects original appraisal value of $1,275,000 is supported.  APPR 0040 Exception Cleared.;
10/21/14 - Received a copy of the executed recorded Mortgage Deed of Trust, Riders and legal description attachment (19 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  CRED 0049 Exception Cleared.;
10/21/14 - While obtaining a CPL is best practice, it is not a requirement, and thus the risk would be borne by the Originator / Lender. Exception cleared. TITL 0005 Exception Cleared.;
10/27/14 - Lender provided a previous statement regarding the same on 10/21/14 stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans. ** Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s).;
11/19/14 - Received statement from lender of: "rent history issue". Received two letters. One from borrower, dated 9/17/14 is the same letter originally in file (pg. 143).  Second letter is dated 9/29/14, borrowers Mother that states that borrower and her spouse have lived rent-free for the past two years, 2012-2014 to confirm full 24 month history with no rent paid.  CRED 0021 Exception Cleared.;
12/1/14 - Received response from lender of: "disclosure issue".  Attached is a lender screen printout of internal systems Critical Event History that reflects the subject loan number and that the property address was specified on 9/14/2014 to confirm RESPA application date of 9/14/2014 to support disclosures not being sent until 9/15/2014 which was within 3 business days of the RESPA application date.  RESPA 0015 Exception Cleared.;
12/1/14 - Received response from lender of: "disclosure issue".  Attached is a lender screen printout of internal systems Critical Event History that reflects the subject loan number and that the property address was specified on 9/14/2014 to confirm RESPA application date of 9/14/2014 to support disclosures not being sent until 9/15/2014 which was within 3 business days of the RESPA application date.  COMP 0035 Exception Cleared.;
12/1/14 - Received response from lender of: "VOE".  Attached is a VVOE dated 9/29/14 (Note date) that reflects borrower is currently employed as a Dermatologist since 9/19/2011 (3 years). CRED 0007 Exception Cleared.;
12/16/14 - Received copy of escrow receipt of EMD of $60,000. Document is dated 09/22/14 and matches EMD amount reflected on Final HUD. CRED 0083 Exception Cleared.

110825797	1	D	CC	RD	VC	A	CA	RA	VA	D	C	D	C	A	A	A	A	D	C	D	C	A	A	A	A	D	C	D	C	A	A	A	A	D	C	D	C	A	A	A	A	WA	1	Purchase	General QM
11/24/14 - Received 3rd Party Desk Review that reflects original appraisal value of $665,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
11/24/14 - Received a copy of the executed recorded Mortgage Deed of Trust, Riders  and legal description attachment (18 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  DEED 0049 Exception Cleared.;
11/24/14 - Received final HUD1.  HUD 0001 Exception Cleared.;
12/2/14 - Received Lender screen printout of internal systems Critical Event History that reflects the subject loan number and that the property address was identified on 9/26/2014 to confirm RESPA application date of 9/26/2014 to support disclosures not being sent until 9/29/2014 which was within 3 business days of the RESPA application date. RESPA 0015 Exception Cleared.;
12/2/14 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loan.  ** Proof of customer signature is not required, thus exception cleared. COMP 0038 Exception Cleared.;
12/2/14 - Received Lender screen printout of internal systems Critical Event History that reflects the subject loan number and that the property address was identified on 9/26/2014 to confirm RESPA application date of 9/26/2014. No exception cleared. Affiliated Disclosure in file was signed by borrower on 10/12/14 (pg 493). No evidence disclosure was provided within 3 business days of RESPA application date. COMP 00035 Exception Remains.;
12/2/14 - Received signed Letter of Explanation for REO property (pg 196). Exception partially cleared. Still missing signed Letter of Explanation on borrowers ex-wife (pg 821). CRED 0093 Exception Remains.;
12/15/14 - Received Lender screen printout on 12/2/14 of internal systems Critical Event History that reflects the subject loan number and that the property address was identified on 9/26/2014 to confirm RESPA application date of 9/26/2014 to support disclosures not being sent until 9/29/2014 which was within 3 business days of the RESPA application date. Screen print provided today reflects initial disclosure date of 9/29/14.  COMP 0035 Exception Cleared.;
12/15/14 - Received response from Lender of "Revised HUD".  Attached is a CTC final HUD1 that reflects line #209 credit of $43.53 for Credit for Settlement fee and tolerance cure. ** Applied credit to cure RESPA issue.  RESPA 0009 Exception Cleared.
12/15/14 - Received response from Lender of "Revised HUD".  Attached is a CTC final HUD1 that reflects line #209 credit of $43.53 for Credit for Settlement fee and tolerance cure. ** Loan cannot be under disclosed due to prepaid interest.  Credit applied, thus reducing the amount of the under disclosure less the prepaid interest, thus under disclosure remaining is within allowable tolerance of $100 for a Purchase transaction.  COMP 0001 Exception Cleared.;
12/30/14 - Received signed Letter of Explanation on borrowers ex-wife and for REO property on 12/02/14. CRED 0093 Exception Cleared.

110800211	2	C	CC	RC	VC	B	CB	RA	VA	C	C	C	C	B	B	A	A	C	C	C	C	B	B	A	A	C	C	C	C	B	B	A	A	C	C	C	C	B	B	A	A	WA	1	Purchase	General QM
CRED 0009 Unacceptable Credit History - Borrower does not meet minimum tradeline required per guides. 3 open tradelines required wherein one must be open and active for 24 months and more AND remaining 2 tradelines must be rated for 12 months or more. Borrower has 3 open tradelines: 1 Revolving account open and active for 46 months, another Revolving account open and active for 128 months and 1 Installment account open and active for only 3 months.  Lender approved exception for trade lines (pg 402). No evidence in file of approved exception. , Client Comment: 1/29/15 - Previously received response from Lender stating: "tradeline issue". Attached is a lender memo dated 11/26/14 that stated that Management approved the exception. Compensating factors of $396,831 reserves, $5411 residual income, 12 years with same employer, conservative housing increase, DTI 36.53%.  ** Sent email to Buyer on 1/29/15 to confirm exception acknowledged and approved. Received response from buyer to confirm they acknowledged an exception for the borrower being short one tradeline based on 99 months reserves and 12 years stable employment. Override to EV2 level. CRED 0009 Overridden to EV2 level.

11/19/14 - Received 3rd Party Desk Review that reflects original appraisal value of $880,000 is supported. APPR 0040 Exception Cleared.;
11/24/14 - Received a copy of the executed recorded Mortgage Deed of Trust, Riders and legal description attachment (20 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  DEED 0049 Exception Cleared.;
12/1/14 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.;
12/1/14 - Received a response from the lender stating: "tradeline issue".  Attached a lender memo dated 11/26/14 that stated that  Management approved the exception.  Compensating factors of $396,831 reserves, $5411 residual income, 12 years with employer, conservative housing increase, DTI 36.53%. ** No Exception Cleared.  No evidence this exception was approved by the Client.  CRED 0009 Exception Remains;
12/3/14- Received from lender copy of same W2s provided in file for 2012/2013 that are in German with now hand written comments in English on parts of the documents; no conversion of currency to US Dollars provided. Also provided, was an undated copy of a signed letter certifying that the translation is true and accurate to the best of his ability. ** No exception cleared. Borrower income documentation and currency must be completely translated by an independent third party to English and to US Currency. CRED 0082 Exception remains.;
12/3/14- Received copy of Permit and Inspection record from City reflecting property address and final inspection code approved 10/27/14. PROP 0012 Exception cleared.;
12/16/14 - Received the same documents provided on 12/13/14. Received from lender copy of same W2s provided in file for 2012/2013 that are in German with now hand written comments in English on parts of the documents; no conversion of currency to US Dollars provided. Also provided, was an undated copy of a signed letter certifying that the translation is true and accurate to the best of his ability. ** No exception cleared. Borrower income documentation and currency must be completely translated by an independent third party to English and to US Currency. CRED 0082 Exception remains.;
1/12/15 - Received copy of US dollar converted and English translated 2012/2013 W2s undated but signed which states: "I have translated this document which is a print out if the electronic tax statement from 2013 for employment with Employer in Germany. I certify that this translation is true and accurate to the best of my ability. I have a BA degree in German and I studied a year in Germany. Should you have any further questions about these documents, please do not hesitate to contact me." Document must state translator's name, address, credentials, and contact information along with evidence to prove that he is a disinterested 3rd party. No exception cleared. Missing translator's address and contact information. Also, provide evidence to prove the translator is an independent 3rd party with no interest to this transaction. CRED 0082 Exception Remains.;
1/26/15 - Received signed letter from translator confirming that he is a disinterested 3rd party. Letter includes his address, credentials, and contact information. Previously received copy of US dollar converted and English translated 2012/2013 W2s. 2012 Gross Wages reflects $306,250 and 2013 Gross Wages reflects $286,389. W2s support income used to qualify. CRED 0082 Exception Cleared.;
1/29/15 - Previously received response from Lender stating: "tradeline issue". Attached is a lender memo dated 11/26/14 that stated that Management approved the exception. Compensating factors of $396,831 reserves, $5411 residual income, 12 years with Employer conservative housing increase, DTI 36.53%.  ** Sent email to Client on 1/29/15 to confirm exception acknowledged and approved. Received response from Client to confirm they acknowledged an exception for the borrower being short one tradeline based on 99 months reserves and 12 years stable employment. Override to EV2 level. CRED 0009 Overridden to EV2 level.

110838141	1	C	CA	RC	VC	A	CA	RA	VA	C	A	C	C	A	A	A	A	C	A	C	C	A	A	A	A	C	A	C	C	A	A	A	A	C	A	C	C	A	A	A	A	WA	1	Purchase	General QM
11/17/14 - Received 3rd Party Desk Review that reflects original appraisal value of $925,000 is supported.  APPR 0040 Exception Cleared;
11/24/14 - Received a copy of the executed recorded Mortgage Deed of Trust, Riders and legal description attachment (18 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  DEED 0049 Exception Cleared.;
12/1/14 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.;
12/1/14 - Received Lender response of: "Disclosure issue".  ** Attached is Lender screen printout of internal systems Critical Event History that reflects the subject loan number and that the property address was identified on 10/9/2014 to confirm RESPA application date of 10/9/2014 to support disclosures not being sent until 10/9/2014 which was within 3 business days of the RESPA application date.  COMP 0035 Exception Cleared.;

110825938	1	D	CC	RD	VC	A	CA	RA	VA	D	C	D	C	A	A	A	A	D	C	D	C	A	A	A	A	D	C	D	C	A	A	A	A	D	C	D	C	A	A	A	A	WA	1	Purchase	General QM
11/17/14 - Received 3rd Party Desk Review that reflects original appraisal value of $700,000 is supported.  APPR 0040 Exception Cleared;
11/17/14 - Received final CTC HUD1.  HUD 0001 Exception Cleared.;
11/24/14 - Received a copy of the executed recorded Mortgage Deed of Trust, Rider, Appointment of Successor Trustee and legal description attachment (24 total pages) to confirm Mortgage / Deed of Trust recording has been completed. DEED 0049 Exception Cleared.;
11/24/14 - Received complete copy of credit report which matches report no. in file. CRED 0039 Exception Cleared.;
12/1/14 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.;
12/1/14 - Received copy of final HUD1 (print date of 11/3/14). No Exception Cleared. No breakdown provided for $3000 Seller Credit on line #213.  Loan remains under disclosed.  Per the TIL Itemization, the reason is due to the following HUD fees charged that were not included in the Finance charges of the TIL:  Orig fee $945, Tax Serv Fee $54, Flood Cert fee $11 and Settlement charge fees of $568.38 (difference of HUD charge of $1062.15 and Itemization that was included of $493.77 for a difference that was under disclosed of $568.38).  Net under disclosure is $1578.38.  See Updated Exception Note:
UPDATED EXCEPTION:
Finance charges are under disclosed by $1578.38. Based on final HUD provided on 12/1/14, reason is due to fees charged on HUD but not included in prepaid finance charges per the TIL Itemization.  HUD charges include:  Orig fee $945, Tax Serv Fee $54, Flood Cert fee $11 and Settlement charge fees of $568.38 (difference of HUD charge of $1062.15 and Itemization that was included of $493.77 for a difference that was under disclosed of $568.38).  Net under disclosure is $1578.38. TIL Itemization in file (pg. 358) only reflected $124.43 Prepaid interest and $493.77 Settlement fee.  HUD reflects a Seller Credit of $3000 on Line #213 which was not applied. No detail of Seller credit was provided or attached to the final HUD. The disclosed finance charge ($403,031.35) is ($1,578.38) below the actual finance charge($404,609.73). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1)).;
12/1/14 - Received response from Lender of: "24 month mortgage history".  Attached is a credit supplement dated 10/14/14 reflecting landlord from 09/2013 to 10/2014 (14 months reviewed) plus a letter dated 10/8/2014 that reflected that lived at his residence from 06/2002 to 9/2013 and paid no rent. ** No Exception Cleared. Still missing evidence of Borrower, missing mortgage history to cover 07/2012 to 3/2013 to complete the 24 month required housing history.  CRED 0001 Exception Remains.;
12/1/14 - Received response from Lender of: "missing proof of PITI issue". Attached is copy of a current mortgage statement dated 10/14/2014 (prior to Note date of 10/29/14) that reflects prior primary residence reflects a payment of $3284.58 which includes escrows for taxes and insurance to confirm that the amount of $3285 that was used in qualifying DTI was accurate. CRED 0096 Exception Cleared.;
12/31/14 - Lender provided an Addendum to HUD 1 signed by closer and reflects the breakdown of $3,000 seller paid buyer costs on line #213 of the Final HUD :
$945 Origination Fee
$500 Appraisal Fee
$27 Credit Report Fee
$54 Tax Service Fee
$11 Flood Cert Fee and
$1463 Title Services Fee (There is no breakdown of Title Fees. Credit applied to Non Prepaid Finance Charge first and the remaining amount was applied to Prepaid Finance charges). Seller credits applied cured the under disclosure. COMP 0001 Exception Cleared.;
1/2/15 - Received response from lender which states: "The borrowers prior loan with us (opened 03/13) as it was free and clear. There would not be any VOR/VOM from the old loan 557136 showing no liens on title and only paying ex spouse on DU." Lender attached DU Approval from old loan with submission date 02/23/13 confirming loan was a cash out refinance with no mortgage being paid off along with title commitment dated 12/27/12 reflecting there were no mortgage liens on previous property. CRED 0001 Exception Cleared.

110802630	1	D	CC	RD	VC	A	CA	RA	VA	D	C	D	C	A	A	A	A	D	C	D	C	A	A	A	A	D	C	D	C	A	A	A	A	D	C	D	C	A	A	A	A	WA	1	Purchase	General QM
11/19/14 - Received 3rd Party Desk Review that reflects original appraisal value of $685,000 is supported. APPR 0040 Exception Cleared.;
11/24/14 - Received a copy of the executed recorded Mortgage Deed of Trust, Riders and legal description attachment (19 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  DEED 0049 Exception Cleared.;
11/25/14 - Received CTC final HUD1 executed by Settlement agent print dated on 10/30/14.  HUD 0001 Exception Cleared.;
12/1/14 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.;
12/1/14 - Received response from Lender of: "Insurance issue". Attached is copy of 2 page memo from Lender.  Page two reflects Lender Processor certification that states: "The undersigned hereby certifies that on 10/2/2014 he/she spoke with Insurance Company and verified that $280,000 is the maximum insured value established by their insurance company for the subject property/file.  It is executed by the Processor.  Additionally, a second note is reflected by the Lender Closing Manager that confirms they called Insurance Company and verified that the subject property has an extended limit of 20% and that he confirmed the maximum insurable value per RCW 48.27.010 (4).  The code is reflected on page 1.  HAZ 0004 Exception Cleared.;

110838889	1	C	CC	RC	VC	A	CA	RA	VA	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	WA	1	Purchase	General QM
11/21/14 - Received 3rd Party Desk Review that reflects original appraisal value of $557,000 is supported.  APPR 0040 Exception Cleared.;
11/21/14 - Received 3rd Party Desk Review that reflects original appraisal value of $557,000 is supported.  APPR 0038 Exception Cleared.;
11/24/14 - Received a copy of the executed recorded Mortgage Deed of Trust, Riders and legal description attachment (19 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  DEED 0049 Exception Cleared.;
12/1/14 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.;
12/10/14 - Received response from Lender of "24 months employment issue". Attached is the original file VVOE that has been amended to reflect a handwritten note to confirm that the Employer verified the borrowers hire date.  Employer did confirm the hire date and wrote a note that states: "Employer confirmed start date of 4.9.12". Lender processor then reflected the name below the note. CRED 0006 Exception Cleared.;

110853684	1	D	CD	RC	VC	A	CA	RA	VA	D	D	C	C	A	A	A	A	D	D	C	C	A	A	A	A	D	D	C	C	A	A	A	A	D	D	C	C	A	A	A	A	WA	1	Purchase	General QM
12/10/14 - Received 3rd Party Desk Review that reflects original appraisal value of $740,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.;
12/12/14 - Received two full credit reports, one for each borrower.  Borrower report starts on page 35 of attached document.  Borrower is pages 1-34. Initial credit report date is 9/15/2014 with additional supplements that follow. CR 0001 Exception Cleared.;
12/15/14 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the bank Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.;
12/22/14 - Received response from Lender of: "Reserve issue".  Attached is a 5 page document including an explanation of: "Borrower have verified a total of $214,353.10 in checking/savings/retirement and gift funds.  Credit for the $10K earnest money has been given since there is proof in the file it has been deducted from bank account. This is for funds to close and for the reserve requirement. There are no large deposits that need to be sourced.  There are no NSFs or overdrafts present. They have demonstrated the ability to accumulate savings. ** Recalculated liquid assets documented with proof of EMD clearance plus discounted non-liquid to confirm sufficient assets documented.  CRED 0017 Exception Cleared.;
12/24/14 - Received Lender response of: "Disclosure issue".  ** Attached is Lender screen printout of internal systems Critical Event History that reflects the subject loan number and that the property address was identified on 11/01/214 to confirm RESPA application date of 11/01/14 to support disclosures not being sent until 11/04/14 which was within 3 business days of the RESPA application date. COMP 0035 Exception Cleared.;
12/29/14 - Received rebuttal from lender which states: "The Notice to the Home Loan Applicant (credit score information disclosures) are provided by our credit report vendor. They are not required to be signed by the borrower. We do not provide a separate Right to Receive Credit Score Disclosure as the notice has already been provided. Agree. Notice of Home Loan Applicant disclosure was provided to borrowers as part of the credit report (pg 7 of Stips received on 12/12/14). FACT 0002 Exception Cleared.;
1/2/15 - Received a response from the lender stating: "The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. This process/procedure has been confirmed with our Compliance Department. " Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent an Affiliated Business Disclosure within 3 days of the ECOA application date for purchase loans. Signature is required. Signed Affiliated Business Disclosure is provided in file (pdf 11 pg 61). Exception cleared due to policy of Lender confirming Affiliated Business Disclosure is automatically sent to customer(s). COMP 0035 Exception Cleared.

110845663	1	C	CC	RC	VC	A	CA	RA	VA	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	WA	1	Purchase	General QM
12/11/14 - Received 3rd Party Desk Review that reflects original appraisal value of $1,335,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.;
12/16/14 - Received lender screen print out (Critical Event History) which states that "Borrower provided signed P&S on 10/27/14." Used 10/27/14 as subject identification date. Disclosures were provided to the borrower within 3 days of application date of 10/27/14. RESPA 0015 Exception Cleared.;
12/16/14 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans.  ** Proof of customer signature is not required, thus exception cleared. COMP 0038 Exception Cleared.;
12/16/14 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loanst.  ** Proof of customer signature is not required, thus exception cleared. COMP 0038 Exception Cleared.;
12/16/14 - Received Credit Supplement reflecting account ending in 0812 has been paid off and closed. Last payment was received on 10/25/14. No exception cleared. Credit supplement is post-funding dated on 12/16/14 and in violation of Appendix Q, section 1026.43 (e) (2) (vi). Documentation used to render loan approval and qualification must be dated on or before the Note-signature date of 11/14/14. CRED 0004 Exception Remains.;
12/19/14 - Received October bank statement reflecting the following: $3,214.72 payment made on 10/08/14 and $1,394.44 payment made on 10/27/14. Payment totals to $4,609.16. Current balance per credit report dated 09/19/14 was $4,360 which does not match the total of payments made. No exception cleared. Missing proof that the account was CLOSED and paid off prior to consummation date of 11/14/14. CRED 0004 Exception Remains.;
12/24/14 - Received Lender response of: "Disclosure issue".  ** Attached is Lender screen printout of internal systems Critical Event History that reflects the subject loan number and that the property address was identified on 10/27/2014 to confirm RESPA application date of 10/27/2014 to support disclosures not being sent until 10/29/2014 which was within 3 business days of the RESPA application date. COMP 0035 Exception Cleared.;
1/12/15 - Received signed LOX by lender which states: "This is written to certify that I spoke with Inspector for the City, who signed off building permit for the property. A separate certificate of occupancy is not required on a single family or duplex property in the subject property County. Confirmed the building permit was signed off and final which means occupancy is authorized."  Verified per independent search that Certificate of Occupancy is not required on SFR properties in subject property City. Lender attached a copy of Permit and Complaint Status from the Department of Planning and Dev website reflecting permit status on 08/08/14 and that permit has closed. PROP 0012 Exception Cleared.;
1/29/14 - Received rebuttal from lender which states: "...Documentation was provided that the account in question was closed on 10/25/14 with the last payment made on 10/27/14. The amount paid was slightly higher than the credit report balance which could be caused by the last reported date on the credit report for that account being 7/14. ..." After further review, it has been determined that payments were documented in the file and made prior to consummation. The supplement was post-consummation but further confirms the activity made prior to consummation. Furthermore, co borrowers new employment as a nurse practitioner is starting 11/14/14 at $9541/month. No income from her was used to qualify. CRED 0004 Exception Cleared.

300001164	1	C	CC	RC	VC	A	CA	RA	VA	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	WA	1	Purchase	General QM
12/11/14 - Received 3rd Party Desk Review that reflects original appraisal value of $1,365,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.;
12/16/14 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained externally.  ** Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s).;
1/7/15 - Received lease agreement reflecting lease from 09/08/12 to 09/07/14 and a fully executed Agreement to Extend Lease Agreement for a period of 12 months up to 09/30/15 with increased rent of $1700/mo. Lease agreement rent concurs with rent reported on tax returns. LEAS 0001 Exception Cleared.

110838140	2	C	CB	RC	VC	B	CB	RA	VA	C	B	C	C	B	B	A	A	C	B	C	C	B	B	A	A	C	B	C	C	B	B	A	A	C	B	C	C	B	B	A	A	WA	1	Purchase	General QM
GIDE 0001 Guideline Exception(s) - UPDATED EXCEPTION:
Based on Critical Event History screen printout provided on 12/29/14 which confirms RESPA application date of 09/29/2014, guideline exception was added. Credit report (Misc_V29) dated 06/29/14 is Stale dated per Seller guidelines (pg. 3 and 4, Section: File Submission, bullet #3, sub-bullet #14) which states: Credit Documents must be dated within 30 days of the loan application date and within 4 months of the closing signature date for both existing and new construction".  Credit report is dated 121 days prior to the Transaction Date.  Industry standard uses 30 day months.

REVISED EXCEPTION:
Based on Critical Event History screen printout provided on 12/29/14 which confirms RESPA application date of 09/29/2014, guideline exception is being added. Credit report (Misc_V29) dated 06/29/14 is not within 30 days of the loan application date of 09/29/14 as required per guides (pg 4). Guides states: "Credit documents must be dated within 30 days of the loan application date for both existing and new construction."

ORIGINAL EXCEPTION:
Credit report (Misc_V29) dated 06/29/14 is not within 30 days of the loan application date of 09/29/14 as required per guides (pg 4)., Client Comment: 2/6/15 - Received updated credit report dated 2/6/15.  Client agreed to allow a post-consummation dated report to reconfirm no new debt was originated since the pull of the original file credit report so as to re-confirm QM qualifying.  Updated credit report reflects revolving debt monthly total of $91 per month vs. the $78 used to qualify initially. The $13 difference is insignificant and considered immaterial.  No new risk is associated with this slight change.  ** GIDE 0001 Exception Overridden to EV2 level.

CRED 0004 Back-end Ratio exception (DTI) - Approval DTI: 29.68% (per 1008 page 176). Review DTI: 33.16% differential is based on full PITI considered for rental property as copy of lease is not in file.
, Client Comment: DTI does not exceed 43% and no exception is required, Compensating Factors: Excellent verified credit history (12/22/14 - Received a response from the lender of: As the rental agreement was not required at the time of underwriting, if the full PITI on the rental property was used, the ratio is 33.16%.  This is still within the qualifying guidelines and the loan is approvable. ** CRED 0004 Exception Overridden to EV2 level with no rents considered in qualifying. Ratio well below max allowed of 43% without use of rents)

12/11/14 - Received 3rd Party Desk Review that reflects original appraisal value of $570,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.;
12/16/14 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans.  ** Proof of customer signature is not required, thus exception cleared. COMP 0038 Exception Cleared.;
12/22/14 - Received a response from the lender of: As the rental agreement was not required at the time of underwriting, if the full PITI on the rental property was used, the ratio is 33.16%.  This is still within the qualifying guidelines and the loan is approvable. ** CRED 0004 Exception Overridden to EV2 level with no rents considered in qualifying.;
12/29/14 - Received Lender response of: "Disclosure issue".  ** Attached is Lender screen printout of internal systems Critical Event History that reflects the subject loan number and that the property address was identified on 09/29/14 to confirm RESPA application date of 09/29/14 to support disclosures not being sent until 10/2/14 which was within 3 business days of the RESPA application date. COMP 0035 Exception Cleared, however, setting a new exception for guideline exception (GIDE 0001). Per guides, credit documents must be dated within 30 days of loan application and within 4 months of closing signature date for existing construction. Credit report dated 06/29/14 is not within 30 days of RESPA application date of 09/29/14 as required per guides.
NEW EXCEPTION  added on 12/29/14 under GIDE 0001 - Guideline Exception(s):
Credit report (Misc_V29) dated 06/29/14 is not within 30 days of the loan application date of 09/29/14 as required per guides (pg 4).;
12/30/14 - Received a response from the lender stating: "The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. This process/procedure has been confirmed with our Compliance Department." Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent an Affiliated Business Disclosure within 3 days of the ECOA application date for purchase loans. Signature is required. Signed Affiliated Business Disclosure is provided in file (pg 270). Exception cleared due to policy of Lender confirming Affiliated Business Disclosure is automatically sent to customer(s).COMP 0035 Exception Cleared.;
1/2/15 - Received rebuttal from lender which states: "The above file started as a TBD. Credit was pulled at time of initial application." Attached is Lender screen printout of internal systems Critical Event History that reflects the subject loan number and that the property address was identified on 09/29/2014 to confirm RESPA application date of 09/29/2014. Credit report (Misc_V29) dated 06/29/14 is not within 30 days of the RESPA loan application date of 09/29/14. ** No Exception Cleared.  Credit report is stale dated per guidelines (pg. 3 and 4, Section: File Submission, bullet #3, sub-bullet #14) which state: Credit Documents must be dated within 30 days of the loan application date and within 4 months of the closing signature date for both existing and new construction". SEE UPDATED EXCEPTION:
Based on Critical Event History screen printout provided on 12/29/14 which confirms RESPA application date of 09/29/2014, guideline exception was added. Credit report (Misc_V29) dated 06/29/14 is Stale dated per guidelines (pg. 3 and 4, Section: File Submission, bullet #3, sub-bullet #14) which states: Credit Documents must be dated within 30 days of the loan application date and within 4 months of the closing signature date for both existing and new construction".  Credit report is dated 121 days prior to the Transaction Date.  Industry standard uses 30 day months.;
2/6/15 - Received updated credit report dated 2/6/15.  Client agreed to allow a post-consummation dated report to reconfirm no new debt was originated since the pull of the original file credit report so as to re-confirm QM qualifying.  Updated credit report reflects revolving debt monthly total of $91 per month vs. the $78 used to qualify initially. The $13 difference is insignificant and considered immaterial.  No new risk is associated with this slight change.  ** GIDE 0001 Exception Overridden to EV2 level.;

110851900	1	D	CA	RD	VC	A	CA	RA	VA	D	A	D	C	A	A	A	A	D	A	D	C	A	A	A	A	D	A	D	C	A	A	A	A	D	A	D	C	A	A	A	A	WA	1	Purchase	General QM
12/11/14 - Received 3rd Party Desk Review that reflects original appraisal value of $770,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.;
12/12/14 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (18 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  DEED 0049 Exception Cleared.;
12/16/14 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans.  ** Proof of customer signature is not required, thus exception cleared. COMP 0038 Exception Cleared.;
12/16/14 - Received complete copy of HUD marked Final, signed and stamped CTC by settlement agent (4 pages total). Compliance passed. Reserves required met. HUD 0001 Exception Cleared.;
1/2/15 - Received a response from the lender stating: "The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. There is no regulatory requirement for the disclosure to be signed by the borrower. This process/procedure has been confirmed with our Compliance Department." Attached is the Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent an Affiliated Business Disclosure within 3 days of the ECOA application date for purchase loans and signature is required. Signed Affiliated Business Disclosure is provided in file (pg 449). Exception cleared due to policy of Lender confirming Affiliated Business Disclosure is automatically sent to customer(s) within 3 business days of application. COMP 0035 Exception Cleared.

300000583	1	D	CC	RD	VC	A	CA	RA	VA	D	C	D	C	A	A	A	A	D	C	D	C	A	A	A	A	D	C	D	C	A	A	A	A	D	C	D	C	A	A	A	A	CA	1	Purchase	General QM
12/11/14 - Received 3rd Party Desk Review that reflects original appraisal value of $1,020,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.;
12/11/14 - Received final HUD1 reflecting Settlement Agent CTC stamp and acknowledgment as well as the form reflecting a "Final HUD One" stamp on top right side of page one.  HUD 0001 Exception Cleared.;
12/16/14 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans.  ** Proof of customer signature is not required, thus exception cleared. COMP 0038 Exception Cleared.;
12/16/14 - Received Final HUD confirming funding date of 12/02/14 which is more than 7 business days since Initial TIL was sent to borrower. MDIA 0001 Exception Cleared.;
12/16/14 - Received a copy of the Preliminary Title Commitment.  Still missing evidence of Closing Protection Letter.  No Exception Cleared.  TITL 0005 Exception Remains;
12/17/14 - Received copy of CPL.  TITL 0005 Exception Cleared.;

300000587	2	C	CC	RC	VC	B	CA	RB	VA	C	C	C	C	B	A	B	A	C	C	C	C	B	A	B	A	C	C	C	C	B	A	B	A	C	C	C	C	B	A	B	A	WA	1	Purchase	General QM
COMP 0036 Affiliated Business Disclosure Is Not Executed - No evidence in file that the Affiliated Business Arrangement disclosures is executed by borrower. ABA Disclosure in file Lender ABA disclosure (pg. 408) but no signature is reflected. , Compensating Factors: Income verified was not used in qualifying (1/28/15 - Received a Lender response of: "The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. This process/procedure has been confirmed with our Compliance Department". Attached is a lender screen printout of internal systems Image Center that reflects the subject borrower and loan number with evidence of the print date that the Affiliated Business Disclosure was generated on 11/10/2014. Additionally, a second lender screen printout of their internal systems Critical Event History that reflects the subject loan number and that the property address went from TBD to Subject Property Address on 11/5/2014 to confirm RESPA application date of 11/5/2014 to support disclosures not being generated and sent until 11/10/2014 which was within 3 business days of the RESPA application date. ** Lack of borrower signature on the ABA Disclosure is an override to EV2 level.  COMP 0036 Exception is Overridden to EV2 level.)

12/11/14 - Received 3rd Party Desk Review that reflects original appraisal value of $680,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.;
12/11/14 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (20 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  DEED 0049 Exception Cleared.;
12/11/14 - Received Lender rebuttal regarding the Closing Protection letter which stated: "Lender does not require protection letter if property is in the following states: Washington, Oregon, Idaho, Hawaii. While obtaining a CPL is best practice, it is not a requirement, and thus the risk would be borne by the Originator / Lender. Subject is in the state of WA. TITL 0005 Exception Cleared.;
12/15/14 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.;
12/22/14 - Received Lender response of: "2nd lien issue.  There is not a 2nd lien.  The payment was an error.  The ratios are actually lower than what was used to qualify so no effect on the approval".  Attached is updated 1008 reflecting no 2nd lien payment and a final DTI of 35.140%.  1008 is not signed by the Underwriter, however approval in file (pg. 130) reflects signature and date. CRED 0051 Exception Cleared.;
12/22/14 - Received Lender response of: "2nd lien issue.  There is not a 2nd lien.  The payment was an error.  The ratios are actually lower than what was used to qualify so no effect on the approval".  Attached is updated 1008 reflecting no 2nd lien payment and a final DTI of 35.140%.  1008 is not signed by the Underwriter, however approval in file (pg. 130) reflects signature and date. CRED 0053 Exception Cleared.;
12/22/14 - Received statement from lender of: "VISA issue. Attached is a written lenders response stating: The borrower has been employed since 2005.  Borrower is currently working pursuant to his H-1B visa work authorization sponsored by Employer.  Employer has also initiated the green card sponsorship process on his behalf and we are waiting for this green card to be approved.  Employer will continue to maintain Borrower's legal immigration status and work authorization through the duration of his tenure at Employer, subject to the Companys standard employment at will policy.  Due to his tenure with Employer and their assurance that they will continue to maintain the borrowers legal immigration work status, this was deemed sufficient to support his continuing employment for the next 3 years. ** No Exception Cleared.  Still missing evidence of borrowers H-1B VISA to confirm it is not expired.  Upon receipt will determine if 3 years continuing employment can be confirmed. CRED 0032 Exception Remains.;12/29/14 - Received rebuttal from lender which states: "The Notice to the Home Loan Applicant (credit score information disclosures) are provided by our credit report vendor. They are not required to be signed by the borrower. We do not provide a separate Right to Receive Credit Score Disclosure as the notice has already been provided. Agree. Notice of Home Loan Applicant disclosure was provided to borrowers as part of the credit report (pg 5 of Misc_V11). FACT 0002 Exception Cleared.;
12/29/14 - Received Lender response of: "1003 issue".  ** Attached is Lender screen printout of internal systems Critical Event History that reflects the subject loan number and that the property address was identified on 11/05/2014 to confirm RESPA application date of 11/05/2014 to support disclosures not being sent until 11/09/2014 which was within 3 business days of the RESPA application date. Lender does not include Saturday as a business day. COMP 0035 Exception Cleared.;
1/2/15- Received Certification of Resident Alien Status dated 11/9/14.  Certification Form states photocopying the resident alien card and other visas is prohibited in all cases. There must be no Photo ID of the applicant in the loan file at any time. In lieu of photocopying the card, complete this form for all permanent resident aliens and conditional permanent resident aliens.  The Certification form is completed per the form which states "From the front of the resident alien card or non-permanent resident visa, complete the following information:".  The Completed form reflects the subject borrower has a Series type H1B Visa Type and the card expiration date is 11/14/16. The expiration is prior to 3 years from closing; however, the borrowers employer letter in file (pg. 419) clearly states they borrower is currently working pursuant to the H-1B work authorization sponsored by Employer and they have initiated the green card sponsorship process on the borrowers behalf. Employer will continue to maintain the borrowers legal immigration status and work authorization through the duration of his tenure at Employer, subject to the Companys standard employment at-will policy. ** Certification of Resident Alien Status confirms borrowers Visa is not expired and Company letter (in file, pg. 419) confirms  continued employment. CRED 0032 Exception Cleared.;
1/7/15 - Received corrected 1003 reflecting 2nd lien payment of $55.35 has been removed from the subject PITIA. Lender confirmed there is not a 2nd lien. Final 1003 is fully executed by borrower and dated 01/05/15. APP 0002 Exception Cleared.;
1/28/15 - Received a Lender response of: "The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. This process/procedure has been confirmed with our Compliance Department". Attached is a lender screen printout of internal systems Image Center that reflects the subject borrower and loan number with evidence of the print date that the Affiliated Business Disclosure was generated on 11/10/2014. Additionally, a second lender screen printout of their internal systems Critical Event History that reflects the subject loan number and that the property address was identified on 11/5/2014 to confirm RESPA application date of 11/5/2014 to support disclosures not being generated and sent until 11/10/2014 which was within 3 business days of the RESPA application date. ** Lack of borrower signature on the ABA Disclosure is an override to EV2 level.  COMP 0036 Exception is Overridden to EV2 level.

110799608	1	D	CD	RC	VC	A	CA	RA	VA	D	D	C	C	A	A	A	A	D	D	C	C	A	A	A	A	D	D	C	C	A	A	A	A	D	D	C	C	A	A	A	A	WA	1	Purchase	General QM
12/11/14 - Received 3rd Party Desk Review that reflects original appraisal value of $594,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.;
12/12/14 - Received full credit report.  CR 0001 Exception Cleared.;
12/12/14 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (18 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  DEED 0049 Exception Cleared.;
12/12/14 - Received Lender rebuttal regarding the Closing Protection letter which stated: "Lender does not require protection letter if property is in the following states: Washington, Oregon, Idaho, Hawaii (states where Lender has been operating for quite some time). While obtaining a CPL is best practice, it is not a requirement, and thus the risk would be borne by the Originator / Lender.  Subject is in the state of WA. TITL 0005 Exception Cleared;
12/15/14 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.;
12/19/14 - Received Itemization of Seller and Lender Credit Breakdown of $1,537 Lender credit reflected on line #204 of the HUD and $1500 Seller Credit reflected line #213 of the HUD. Applied the following credits per the lender credit breakdown provided: $945 Loan Origination Fee(which consists of $945 Administration Fee), $5000 Appraisal Fee, $27 Credit Report, $54 Tax Service Fee and $11 Flood Cert Fee. Applied the following credits per the seller credit breakdown provided: $1060 Settlement Fee and $440 Lenders Title Insurance. The applied credits cured the under disclosure. COMP 0001 Exception Cleared.;
1/2/15 - Received a response from the lender stating: "The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. There is no regulatory requirement for the disclosure to be signed by the borrower. This process/procedure has been confirmed with our Compliance Department." Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent an Affiliated Business Disclosure within 3 days of the ECOA application date for purchase loans and signature is required. Signed Affiliated Business Disclosure is provided in file (pg 412). Exception cleared due to policy of Lender confirming Affiliated Business Disclosure is automatically sent to customer(s) within 3 business days of application.  COMP 0035 Exception Cleared.

300000586	1	C	CC	RC	VC	A	CA	RA	VA	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	WA	1	Rate and Term Refinance	General QM
12/19/14 - Received 3rd Party Desk Review that reflects original appraisal value of $745,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.;
12/23/14 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (18 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  DEED 0049 Exception Cleared.;
12/23/14 - Received Lender rebuttal regarding the Closing Protection letter which stated: "Lender does not require protection letter if property is in the following states: Washington, Oregon, Idaho, Hawaii. While obtaining a CPL is best practice, it is not a requirement, and thus the risk would be borne by the Originator / Lender.  Subject is in the state of WA. TITL 0005 Exception Cleared. ;
12/24/14 - Received response from lender of: "insurance coverage issue". Attached is a letter from Lender certifying the Insurance Coverage with a telephone cert made to the Property Insurer that stated: The undersigned hereby certifies that on 10/31/14 the lender spoke insurance company and verified that $470,000 + 20% replacement ($564,000) is the maximum insured value established by their insurance company.  Attached is a copy of Evidence of Insurance. ** Confirms insurable value by provider.  HAZ 0004 Exception Cleared.;
12/23/14 - Received final HUD1. HUD 0024 Exception Cleared.;
1/2/15 - Received a response from the lender stating: "The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. There is no regulatory requirement for the disclosure to be signed by the borrower. This process/procedure has been confirmed with our Compliance Department." Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent an Affiliated Business Disclosure within 3 days of the ECOA application date for purchase loans and signature is required. Signed Affiliated Business Disclosure is provided in file (pg 364). Exception cleared due to policy of Lender confirming Affiliated Business Disclosure is automatically sent to customer(s) within 3 business days of application. COMP 0035 Exception Cleared.

300000579	1	C	CA	RA	VC	A	CA	RA	VA	C	A	A	C	A	A	A	A	C	A	A	C	A	A	A	A	C	A	A	C	A	A	A	A	C	A	A	C	A	A	A	A	WA	1	Purchase	General QM
12/30/14 - Received 3rd Party Desk Review that reflects original appraisal value of $850,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.;
1/5/15 - Received rebuttal from lender which states: "Due to the footprint of the home not being altered this was considered a remodel not new construction. Building and Electric permits have been provided." Lender attached an Electric Permit Inspection Report and a Building Permit Field Inspection Report both reflecting inspection type as Final. No exception cleared. Provide documentation to support occupancy was certified by City/County since subject was new build OR evidence that City/County does not require Certification of Occupancy OR evidence that City/County issued a "Final inspection" for occupancy. PROP 0012 Exception Remains.;
2/6/15 - Received response from lender of: "Documentation provided for previous file that County does not issue COO." Attached was a lenders certification from a different file stating that lender spoke with Inspector for the Subject Property City who signed off on a building permit for a different property". ** No Exception Cleared.  Prior loan referenced in copy of letter presented by the lender also included the following listed items to allow for clearance which has not been presented for the subject loan. Items provided included:  1) Verified per independent search that Certificate of Occupancy is not required on SFR properties.  2)  Lender attached a copy of Permit and Complaint Status from the Department of Planning and Dev website reflecting permit status as Finaled on (insert date here xx/xx/xxxx) and that permit has closed. Missing evidence of these items along with re-confirmation with the Subject Property City that no separate COO is required. PROP 0012 Exception Remains.;
2/26/15 - Received 5 page document that contained a cover letter dated 2/25/15 from lender stating: "City didn't issue the Certificate of Occupancy for subject property.  For questions, please contact City Department of Planning and Development".  Additional four documents included a copy of DPD permit and Compliant Status website printout, showing permit closed for three items including one issued on 2/11/2014 for Construction additions and alterations to existing SFR per plan, one issued 5/28/14 for wire new construction and one issued 6/24/14 for construct deck and replace porch on SFR per site plan subject to field inspection which is on pg 3 of 5 that reflects Final and Passed, dated 9/17/14.  Additional permit for dck and porch replacement (pg. 4 of 5) and finally, an electrical permit dated 9/11/2014, marked final and passed.  All reflect Permits closed. Two new permits have been issued post-closing for subject site in 01/2015 in reference to basement wiring and kitchen in basement. PROP 0012 Exception Cleared.

110851895	1	C	CC	RA	VC	A	CA	RA	VA	C	C	A	C	A	A	A	A	C	C	A	C	A	A	A	A	C	C	A	C	A	A	A	A	C	C	A	C	A	A	A	A	WA	1	Purchase	General QM
12/29/14 - Received 3rd Party Desk Review that reflects original appraisal value of $630,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.;
12/30/14 - Received Lender rebuttal regarding the Closing Protection letter which stated: "Lender does not require protection letter if property is in the following states: Washington, Oregon, Idaho, Hawaii . On states like CA, AZ, AK, CO, UT and NV, where Lender just opened operations, protection letter is required only if there is a sub-escrow (i.e. escrow company is different from title company). Subject is in the state of WA.  ** While obtaining a CPL is best practice, it is not a requirement, and thus the risk would be borne by the Originator / Lender. Exception cleared. TITL 0005 Exception Cleared.;
1/12/15 - Received copy of e-mail correspondence print out between lender and borrower. Letter from borrower states "The month indicated should be August not September. I was rushed when I put the letter together." No exception cleared. Rent free letter must come from family/owner of property. Missing housing history from 7/2014 to present (Note date is 12/12/14). Documentation used to render loan approval and qualification must be dated on or before loan consummation date. CRED 0001 Exception Remains.;
1/16/15 - Received Certificate of Occupancy for subject from the City. PROP 0012 Exception Cleared.;
2/10/15 -  Received letter from lender dated 02/10/15 stating they do not get rent free letters from family member/owner of property. No exception cleared. Rent free letter must come from family/owner of property. Missing housing history from 8/2014 to present. Documentation used to render loan approval and qualification must be dated on or before loan consummation date. Per Guides: Acceptable 24-month landlord/mortgage rating is required. If a 24-month landlord rating is not possible, the loan file must include an explanation. CRED 0001 Exception Remains.;
2/12/15 - Received response from lender which states: "A rent free letter from the family member/owner of the property is not part of our guidelines for any loan program. As long as the borrower addresses their living situation, that is acceptable. We sell loans to many investors/insurers [FHA, VA, USDA, Fannie Mae, Freddie Mac and several correspondent investors] who have not asked for this sort of documentation. The borrower paid $2750 while renting with a new PITIA of $2940. Not a significant payment shock. They have 20 months of reserves so they have savings to fall back on." Clearing exception due to signed letter from borrower addressing rental history, additional letter provided by borrower confirming living with family since August 2014 (not September 2014) and VOR in file reflecting tenancy end date of 07/31/14. 24 month housing history verified. CRED 0001 Exception Cleared.

300001176	2	D	CC	RD	VC	B	CA	RB	VA	D	C	D	C	B	A	B	A	D	C	D	C	B	A	B	A	D	C	D	C	B	A	B	A	D	C	D	C	B	A	B	A	CA	1	Purchase	General QM
COMP 0036 Affiliated Business Disclosure Is Not Executed - Missing signed Affiliated Business Disclosure with evidence borrower was provided with disclosure within 3 days of RESPA application date of 12/7/2014. Affiliated Business Disclosure in file (pg 91) is not signed or dated. , Client Comment: 2/18/15 - Received a Lender response of: "The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. This process/procedure has been confirmed with our Compliance Department".  Attached is a lender screen printout of internal systems Image Center that reflects the subject borrower and loan number with evidence of the print date that the Affiliated Business Disclosure was generated on 12/8/2014, thus within 3-business days of application date of 12/7/14. ** While best practice is to document borrower acknowledgment, the lack of borrower signature on the ABA Disclosure is allowed to be overridden to EV2 level. COMP 0036 Exception Overridden to EV2 level.

1/5/15 - Received response from Lender of: "Please see below verifying the date the Affiliated Business Disclosure was printed and sent to borrower." Attached is a Lender screen print that reflects the borrower name and loan number with item numbers and document descriptions. The description of "Affiliated Business Disclosure" was expanded on the screen to reflect Version #1 with a corresponding date of 12/08/2014 and a time stamp to represent when it was generated and sent out to the customer. No exception cleared. Affiliated Business Disclosure in file (pg 971) is not signed. ** COMP 0036 Exception Remains.;
1/5/15 - Received HUD marked Final, stamped CTC and signed by settlement agent. Compliance review complete. Reserves required met. HUD 0001 Exception Cleared.;
1/7/15 - Received 3rd Party Desk Review that reflects original appraisal value of $835,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.;
1/8/15 - Received Closing Protection Letter. TITL 0005 Exception Cleared.;
1/16/15 - Received a copy of the executed recorded Mortgage Deed of Trust, Rider and legal description attachment (17 total pages) to confirm Mortgage / Deed of Trust recording has been completed. Recorded on 12/23/14. DEED 0049 Exception Cleared.;
1/16/15 - Received rebuttal from lender which states: "There is no regulatory requirement for the Affiliated Business Arrangement Disclosure to be acknowledged by the borrowers as long as it is delivered timely." Affiliated Business Disclosure must be executed by both borrowers. COMP 0036 Exception Remains.;
1/28/15 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.;
1/28/15 - Received two letters of explanation from borrower and co-borrower.  Borrower stated: "during the 5/12/13 - 6/17/13 time frame, I was transitioning from being an MBA student.  I was also making the move for my position. This supports 24 month history and is satisfactory explanation for one month gap between MBA program and employment history.  Co-borrower stated:  "during the 5/12/13 - 7/13 time frame, I was transitioning from graduating from the MBA program to my consultant position. Attached are multiple VOEs to confirm employment from 7/28/2013 to 9/19/2014.  This confirms 24 month history and co-borrowers explanation.  CRED 0007 Exception Cleared.;
2/13/15 - Received a lender response of "LOE". No documentation provided. No Exception cleared. CRED 0021 Exception Remains.;
2/17/15 - Received signed Processors Cert explaining borrowers rental history, however, using landlord completed VORs in file to verify actual rental history. B1 rental history verified as follows: 05/2012 to 05/2013 (pg 1111) and 05/2013 to present (pg 1110). B2 rental history verified as follows: 10/2012 to 05/2013 (pg 1115), 05/2013 to 02/2014 (pg 1112) and 05/2013 to present (pg 1110). VORs on pgs 1112 and 1110 overlaps. Per LOE, B2 moved in with B1. 24 month housing history verified. CRED 0021 Exception Cleared.;
2/18/15 - Received a Lender response of: "The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. This process/procedure has been confirmed with our Compliance Department".  Attached is a lender screen printout of internal systems Image Center that reflects the subject borrower and loan number with evidence of the print date that the Affiliated Business Disclosure was generated on 12/8/2014, thus within 3-business days of application date of 12/7/14. ** While best practice is to document borrower acknowledgment, the lack of borrower signature on the ABA Disclosure is allowed to be overridden to EV2 level. COMP 0036 Exception Overridden to EV2 level.;

110851898	1	D	CC	RD	VC	A	CA	RA	VA	D	C	D	C	A	A	A	A	D	C	D	C	A	A	A	A	D	C	D	C	A	A	A	A	D	C	D	C	A	A	A	A	WA	1	Purchase	General QM
1/7/15 - Received Lender rebuttal regarding the Closing Protection letter which stated: "Lender does not require protection letter if property is in the following states: Washington, Oregon, Idaho, Hawaii. On states like CA, AZ, AK, CO, UT and NV, where Lender just opened operations, protection letter is required only if there is a sub-escrow (i.e. escrow company is different from title company). Subject is in the state of WA.  ** While obtaining a CPL is best practice, it is not a requirement, and thus the risk would be borne by the Originator / Lender. Exception cleared. TITL 0005 Exception Cleared.;
1/7/15 - Received 3rd Party Desk Review that reflects original appraisal value of $525,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.;
1/7/15 - Received a copy of the executed recorded Mortgage Deed of Trust, PUD Rider, MERS Rider and legal description attachment (20 total pages) to confirm Mortgage / Deed of Trust recording has been completed. Recorded on 12/05/14. DEED 0049 Exception Cleared.;
1/12/15 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans and is obtained outside of.  ** Proof of customer signature is not required, thus exception cleared. COMP 0038 Exception Cleared.;
1/16/15 - Received corrected appraisal reflecting the following: 1) Property type is marked PUD with $0 HOA dues. Project information on pg 3 reflects Developer/Builder is not in control of the HOA. HOA is inactive. 2) Appraiser added comment that Land value at 36% is typical for the area. 3) Appraiser also addressed why subject value is above predominate value and stated that it is due to additional square footage in the basement. Unlike the subject, the majority of 2 story homes in subject neighborhood do not have basements. Comment was added on pg 3. Appraisal is complete. APPR 0002 Exception Cleared.;

300001182	1	C	CC	RC	VC	A	CA	RA	VA	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	WA	1	Purchase	General QM
1/29/15 - Received a copy of the executed recorded Mortgage Deed of Trust, Rider, Statutory Warranty Deed and legal description attachment (20 total pages) to confirm Mortgage / Deed of Trust recording has been completed. Recorded on 01/14/15. DEED 0049 Exception Cleared.;
1/29/15 - Received Certification of Resident Alien Status filled out and signed by lender reflecting Green card expiration date of 09/19/24. Lender states unable to make copy due to it is prohibited. 3 years continuance if residency verified. CRED 0028 Exception Cleared.;
1/29/15 - Received Lender response of: "application date issue". ** Attached is Lender screen printout of internal systems Critical Event History that reflects the subject loan number and that the property address identified on 12/03/14 to confirm RESPA application date of 12/03/14 to support disclosures not being sent until 112/05/14 which was within 3 business days of the RESPA application date. RESPA 0015 Exception Cleared.;
1/29/15 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans. ** Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s).;
1/29/15 - Received a response from the lender stating: "The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. There is no regulatory requirement for the disclosure to be signed by the borrower. This process/procedure has been confirmed with our Compliance Department." Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent an Affiliated Business Disclosure within 3 days of the ECOA application date for purchase loans and signature is required. Signed Affiliated Business Disclosure is provided in file (pg 604). Exception cleared due to policy of Lender confirming Affiliated Business Disclosure is automatically sent to customer(s) within 3 business days of application. COMP 0035 Exception Cleared.;
1/29/15 - Received 3rd Party Desk Review that reflects original appraisal value of $815,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

300005591	1	C	CA	RC	VC	A	CA	RA	VA	C	A	C	C	A	A	A	A	C	A	C	C	A	A	A	A	C	A	C	C	A	A	A	A	C	A	C	C	A	A	A	A	WA	1	Purchase	General QM
2/12/15 - Received 3rd Party Desk Review that reflects original appraisal value of $810,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
2/13/15 - Received response from Lender of: Settlement.  No documentation attached, thus no Exception Cleared. COMP 0038 Exception Remains.;
2/17/15 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.;
2/26/15 - Received response from the lender of: "Once an appraiser invokes the services of a professional for work orders, the appraiser is deferring to the expertise of that professional, under the assumption that the appraiser lacks the expertise to: A) Ascertain the extent of the damage B) Provide remedies for the problems uncovered by the professional inspection C) Estimate a cost to adequately address the deficiencies and D) Determine whether the appropriate work has been completed, in a workmanlike manner. Once an experts services are invoked, the appraiser is not responsible for the inspection or anything associated with uncovering the extent of damage, remedies for the damage or insuring that the work is complete. As a result, the lender is responsible for the professional inspection and all of its associated work orders, not the appraiser. The appraiser is only responsible for the items on the 442 which: E) He/she called out F) He/she has determined the extent of the damage G) He/she determined the remedy. ** No Exception Cleared.  Missing evidence of executed Roof Inspection and the 1004D/442 final inspection with photos as required per the appraisal report.  It was completed subject to, thus a final inspection is required. APPR 0032 Exception Remains.;
3/4/15 - Received a copy of fully executed Roof Inspection and Proposal.  Roof Proposal is dated 1/20/2015.  Borrower executed in acceptance on 3/2/2015. Proposal reflects a 5 year roof certification with opinion that roof has 5 years of useful like and no sign of moisture intrusion. Inspector stated that the appraiser noted area was examined and the darker areas on the sheathing are likely the result of an older issue.  The roofing area is currently adequate as outlined. ** Partial Exception Cleared.  Still missing evidence of 442/1004D Final Inspection as required per Appraisal report.  APPR 0032 Exception Remains. See UPDATED EXCEPTION:
UPDATED EXCEPTION:
Appraisal was completed Subject To a roof inspection/roof certification addressing the area noted by the appraiser. Missing 1004D/442 from appraiser confirming Subject To conditions have been satisfied.;
3/6/15 - Received response from lender of: "The 442 form requires that the appraiser view the subject property and determine that the work orders or requirements prescribed by the appraisal are satisfied. Is it truly the expectation of this investor, that our appraisers are to drive by a property, where they have required no work orders, take a photo of the subject, submit a 1004D/442 with the box checked yes, noting that they have been provided with a XXXX report, but they dont know if the professional inspector actually did any work and they cannot determine that any work has been performed, but it appears to be a XXXX report? Ive been appraising and lending for 27 years and this does not make sense, from an abundance of caution standpoint. This appraiser called for an inspection from an expert, because he/she lacked expertise. The expert has made the appropriate expert-determination." No exception cleared. Still missing evidence of 442/1004D Final Inspection as required per Appraisal report. It was completed subject to, thus a final inspection is required. APPR 0032 Exception Remains.;
3/6/15 - Received response from lender of: "The 442 form requires that the appraiser view the subject property and determine that the work orders or requirements prescribed by the appraisal are satisfied. Is it truly the expectation of this investor, that our appraisers are to drive by a property, where they have required no work orders, take a photo of the subject, submit a 1004D/442 with the box checked yes, noting that they have been provided with a XXXX report, but they dont know if the professional inspector actually did any work and they cannot determine that any work has been performed, but it appears to be a XXXX report? Ive been appraising and lending for 27 years and this does not make sense, from an abundance of caution standpoint. This appraiser called for an inspection from an expert, because he/she lacked expertise. The expert has made the appropriate expert-determination." No exception cleared. Still missing evidence of 442/1004D Final Inspection as required per Appraisal report. Original appraisal was completed subject to, thus a final inspection is required. APPR 0032 Exception Remains.;
3/12/15 - Received a 1004D with Certification of Completion checked. Signed Roof Certification previously provided by lender reflecting roof has 5 years of useful life is also attached with the final report. APPR 0032 Exception Cleared.

300005761	1	C	CA	RC	VC	A	CA	RA	VA	C	A	C	C	A	A	A	A	C	A	C	C	A	A	A	A	C	A	C	C	A	A	A	A	C	A	C	C	A	A	A	A	WA	1	Purchase	General QM
3/12/15 - Lender provided a statement of: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose. ** Cleared COMP 0038 Exception due to policy of Lender confirming booklet is automatically sent to customer(s).;
3/12/15 - Received 3rd Party Desk Review that reflects original appraisal value of $805,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.;
3/12/15 - Received rebuttal from lender which states: "Regarding Comp #6: The typical secondary market guidelines related to unique property characteristics, indicate that the appraisal should support marketability. Comp #6, was the only current sale with an ADU, which bracketed the ADU." Clearing exception based on 3rd Party Desk Review received that reflects original appraisal value of $805,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0039 Exception Cleared.

300006718	1	C	CC	RC	VC	A	CA	RA	VA	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	CA	1	Purchase	General QM
3/18/15 - Received 3rd Party Desk Review that reflects original appraisal value of $975,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser.  APPR 0040 Exception Cleared.;
3/18/15 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared;
3/19/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (15 total pages) to confirm Mortgage / Deed of Trust recording has been completed.   DEED 0049 Exception Cleared.;
3/19/15 - Received copy of Closing Protection Letter on subject loan.  TITL 0005 Exception Cleared.;

300006726	1	C	CA	RC	VC	A	CA	RA	VA	C	A	C	C	A	A	A	A	C	A	C	C	A	A	A	A	C	A	C	C	A	A	A	A	C	A	C	C	A	A	A	A	WA	1	Rate and Term Refinance	General QM
3/24/15 - Received a lender rebuttal of: "Response from Compliance: H-9 is the more restrictive from allowing the borrower the right to rescind only the portion of additional credit extended.  Bank policy is to use the H-8 in all cases as it allows the borrower the option to rescind the full loan amount. We have also obtained a Compliance Flash for further clarification which is attached". ** No Exception Cleared.  Refinance is a Lender to Lender refinance and should be performed on the H-9 form. Requires clear and conspicuous standards and varies by circuit court, however, while no new funds were advanced it is a Lender to Lender refinance, thus H-9 form should be used.  No Exception Cleared.  Best practice is to reopen rescission under the correct form. ROR 0011 Exception Remains.;
4/6/15 - Received response from lender of: "This is not a Lender to Lender Refinance. The prior loan and the new loan are from different lenders". Attached is partial screen print of the HUD1 reflecting as the payoff made to. ** H8 ROR form used and acceptable.  Lender on Note is noted. ROR 0011 Exception Cleared.;

300007887	1	C	CA	RC	VC	A	CA	RA	VA	C	A	C	C	A	A	A	A	C	A	C	C	A	A	A	A	C	A	C	C	A	A	A	A	C	A	C	C	A	A	A	A	WA	1	Purchase	General QM
4/1/15 - Received 3rd Party Desk Review that reflects original appraisal value of $795,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.;
4/3/15 - Received response from lender of: COC issue.  Attached is 5-page document permit status website.  Reflects subject address as new construction with Permit Status as: CLOSED with Finaled date as 9/4/2014. Finaled Inspection type on page 2 reflects a Passed result with Occupancy approved and no certificate required.  PROPR 0012 Exception Cleared.;
4/6/15 - Received lender response of: "HUD Cost Book".  Further, "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared".;

300005647	1	C	CC	RC	VC	A	CA	RA	VA	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	WA	1	Rate and Term Refinance	General QM
1/30/15 - Received 3rd Party Desk Review that reflects original appraisal value of $660,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
2/9/15 -  Received rebuttal response from lender which states: "H-9 is the more restrictive form allowing the borrower the right to rescind only the portion of additional credit extended. Bank policy is to use H-8 in all cases as it allows the borrower the option to rescind the full loan amount." ** Refinance is a Lender to Lender refinance and should be performed on the H-9 form. Requires clear and conspicuous standards and varies by circuit court, however, while no new funds were advanced it is a Lender to Lender refinance, thus H-9 form should be used.  No Exception Cleared. Best practice to re-open rescission under the correct form. ROR 0011 Exception Remains.;
2/11/15 - Received the same Final HUD originally reviewed in file. No exception cleared. The $10 fee charged on the HUD1 is part of the line #1201 per the breakdown reflected on line #1203/1204 which is a Documentary Tax Stamps/Transfer Tax for City/County. Final GFE provided to borrower reflected a $0 transfer tax, however, Final HUD reflects a $10 transfer tax. This is a zero tolerance item. RESPA 0013 Exception Remains.;
2/12/15 - Received rebuttal from lender which states: "The final HUD-1 we provided on 02/09 is not the same as the final HUD-1 previously provided. The $10.00 quit claim processing fee is not an excise tax fee as it is not based on value. It is a $10.00 fee to record the Quit Claim Deed and is the same for each and every Quit Claim Deed. The fee is now labeled transfer tax-exempt and is included in recording fees which went up from $163.00 on previous HUD-1 to $173.00 on updated." No exception cleared. The $10 fee charged on the HUD1 is labeled Transfer Taxes per breakdown on line #1203. RESPA 0013 Exception Remains.;
2/13/15 - Received rebuttal response from lender which states: "The above referenced transaction is not subject to rescission at all. The amount  financed on the new loan as determined by the final Truth In Lending Disclosure is not more than the unpaid principal balance on the existing loan and any earned finance charge plus amounts attributed solely to the costs of the refinancing or consolidation. Refer to Official Interpretation if you need further clarification on how the exempt amount is determined." Lender quoted Bureau of Consumer Financial Protection 12 CFR Chapter X . No exception cleared. ** Refinance is a Lender to Lender refinance and should be performed on the H-9 form. Requires clear and conspicuous standards and varies by circuit court, however, while no new funds were advanced it is a Lender to Lender refinance, thus H-9 form should be used. No Exception Cleared. Best practice to re-open rescission under the correct form. ROR 0011 Exception Remains.;
2/19/15 - Received Amended CTC stamped Final HUD with Line 1203 no longer reflecting transfer tax amount. Line 1201 totaling $173 consists of $163 Recording Fee and $10 Tax Stamp. RESPA 0013 Exception Cleared.;
2/19/15 - Clear due to Transaction date being within the previous 12 months.  TITL 0004 Exception Cleared;
2/23/15 - Received a response from lender of: "W-2". Attached are copies of the 2012 W-2 reflecting $20,889.58 earnings and 2013 W-2 of $2120.26. CRED 0082 Exception Cleared.;
3/2/15 - Received copy of lender cover letter addressing why new H9 ROR form is being provided to each title holder for re-execution with re-opened rescission period.  Missing is evidence of new ROR(s) executed by the title holders to confirm new ROR rescission period and the proof that new re-opened rescission period has lapsed.  ROR 0011 Exception Remains.;
3/3/15 - Received two RORs on H9 form signed by both borrowers on 03/02/15. ROR reflects a rescission expiration date of 03/06/15. ** No Exception Cleared.  ROR 0011 Exception cannot be cleared until the new ROR expiration date of 03/06/15 has lapsed. Lender cover letter provided previously. ROR 0011 Exception Remains.;
Received copy of lender cover letter addressing why new H9 ROR form is being provided to each title holder for re-execution with re-opened rescission period. Attached are copies of two new ROR(s) executed by the title holders and dated on 03/02/15. New ROR(s) reflects a rescission expiration date of 03/06/15. New re-opened rescission period has lapsed.  ROR 0011 Exception Cleared.;

300005679	2	C	CC	RC	VC	B	CB	RB	VA	C	C	C	C	B	B	B	A	C	C	C	C	B	B	B	A	C	C	C	C	B	B	B	A	C	C	C	C	B	B	B	A	CA	1	Purchase	General QM
CRED 0098 Potential credit depth risk - Minimum Number of Tradelines is less than 3 - Credit report (pg 24) reflects 2 open revolving trades only with 32 month history. No lender approval for the exception was provided., Client Comment: 3/20/15 - Received email notification that subject insufficient tradeline exception will be accepted due to low DTI and LTV.  CRED 0098 Exception Overridden to EV2 level.

COMP 0036 Affiliated Business Disclosure Is Not Executed - ABA Disclosure (pages 322 & 497) are not executed or dated., Client Comment: 2/5/15 - Received a Lender response of: "The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. This process/procedure has been confirmed with our Compliance Department".  Attached is a lender screen printout of internal systems Image Center that reflects the subject borrower and loan number with evidence of the print date that the Affiliated Business Disclosure was generated on 10/24/2014 to confirm disclosures being generated and sent until 10/24/2014 which was within 3 business days of the RESPA application date of 10/23/2014. ** While best practice is to document borrower acknowledgment, the lack of borrower signature on the ABA Disclosure is an override to EV2 level.  COMP 0036 Exception is Overridden to EV2 level.

1/30/2015- Received 3rd Party Desk Review that reflects original appraisal value of $1,382,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared;
2/4/15 - Received response from Lender of: "Critical Event TBD". Attached is screen print from Lender system reflecting the borrower name and loan number reflecting the subject address was determined on 10/23/2014 to represent the RESPA application date, thus TIL dated 10/24/14 is the initial.  TIL 0002 Exception Cleared.;
2/4/15 - Received response from Lender of: "Critical Event TBD". Attached is screen print from Lender system reflecting the borrower name and loan number reflecting the subject address was determined on 10/23/2014 to represent the RESPA application date, thus Disclosures dated and delivered 10/24/14 is within 3 business days of the application date.  RESPA 0015 Exception Cleared.;
2/5/15 - Received a response from the lender stating:  "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below".  The bank provided a  copy of the Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required.  It further reflects it is not required for business  purpose loans. The lender provided the following to determine the initial application date to cure RESPA 0015 Exception. Received response from Lender of: "Critical Event TBD". Attached is screen print from Lender system reflecting the borrower name and loan number reflecting the subject address was determined on 10/23/2014 to represent the RESPA application date, thus Disclosures dated and delivered 10/24/14 is within 3 business days of the application date. ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.;
2/5/15 - Received a Lender response of: "The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. This process/procedure has been confirmed with our Compliance Department".  Attached is a lender screen printout of internal systems Image Center that reflects the subject borrower and loan number with evidence of the print date that the Affiliated Business Disclosure was generated on 10/24/2014 to confirm disclosures being generated and sent until 10/24/2014 which was within 3 business days of the RESPA application date of 10/23/2014. ** While best practice is to document borrower acknowledgment, the lack of borrower signature on the ABA Disclosure is an override to EV2 level.  COMP 0036 Exception is Overridden to EV2 level.;
2/9/15 - Received updated Appraisal reflecting legal description to match to title. APN number confirmed and matches.  Correct legal is as shown on title.  APPR 0002 Exception Cleared.;
2/10/15 Received from lender letter "Please see exception approval from Second Level Management- provided in Con Log" along with screen shot of conversation log that states "Ok with the exception, borrower has demonstrated ability to manage finances."  ** No Exception Cleared.  Seller to request exception due to lack of tradelines. ** CRED 0098 Exception Remains.;
2/12/15 - Received response from lender stating: "Per guidelines there is no mention of needing to document the continuation of 3 years employment, and when we are silent we follow Fannie Mae guidelines and FNMA does not specify the precise documentation the lender must obtain to verify a non US citizen borrower is legally present in the United States. The lender must make the determination of the non US citizens status based on the circumstances of the individual case, using documentation it deems appropriate. A valid VISA is one of them. The borrower holds a E-3 Visa which is similar in many respects to the H-1B Visa ; only citizens of Australia are eligible for this type of visa. It appears that there is no max # of renewals for E-3 per the US immigration site. Borrower has lived in the US for 5 years at this time and had no issues in obtaining the last renewal. There is no reason to indication the borrower would be ineligible/unable to renew their resident status." No exception cleared. General policy on income analysis states that income relied upon in determining ability to repay must be analyzed to determine whether the income level can be reasonably expected to continue. Additionally, stability of income must be verified per Appendix Q. File provides no proof that immigration status has been renewed or extended. CRED 0032 Exception Remains.;
2/19/15 - Received copy of recorded Deed of Trust. No exception cleared. Provide Final Title Policy. TITL 0004 Exception Remains.;
2/19/15 - Clearing Final Title Policy due to transaction date is within previous 12 months and recorded deed of trust has been provided. TITL 0004 Exception Cleared.;
3/20/15 - Received email notification that subject insufficient tradeline exception will be accepted due to low DTI and LTV.  CRED 0098 Exception Overridden to EV2 level.;
3/20/15 - Received response from lender of: "copies of Visas".  Attached is copy of email to lender requesting documentation of the previous VISA renewal.  Attached is a copy of the borrowers current R Visa Type E3R with issue date of 8/14/2014 and expiration date of 8/12/2016.  Additionally, a copy of R Visa type E3 with issue date of 11/21/2012 and expiration date of 11/20/2014.  This supports evidence of prior renewal to confirm the reasonableness that the borrowers income level is likely to continue and evidence of earnings stability. CRED 0032 Exception Cleared.

300005654	1	C	CA	RC	VC	A	CA	RA	VA	C	A	C	C	A	A	A	A	C	A	C	C	A	A	A	A	C	A	C	C	A	A	A	A	C	A	C	C	A	A	A	A	WA	1	Purchase	General QM
2/3/15 Received 3rd Party Desk Review that reflects original appraisal value of $555,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
2/10/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (21 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN number confirmed. DEED 0049 Exception Cleared.;
2/10/14 - Received response from Lender of: The Affiliated Business Disclosure is part of our initial disclosure package delivered to the borrower on 10/8/2014 which is within 3-business days of the initial application date of 10/3/2014 as evidenced by the lock agreement which is part of the initial package and which is dated. Attached is a copy of the Affiliated Disclosure signed by borrower on 10/30/14 along with a Lock Agreement. COMP 0035 Exception Cleared;
2/18/15 - Received VVOE dated 10/28/14 reflecting B1 has been employed since 01/2007. Received VVOE dated 10/28/14 reflecting B2 has been employed since 06/2014. VOE on previous employment in file reflects employment dates of 10/2011 to 05/27/2014. 24 month employment history verified CRED 0006 Exception Cleared.

300005661	1	C	CC	RC	VC	A	CA	RA	VA	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	WA	1	Cash Out Refinance	General QM
1/30/15- Received 3rd Party Desk Review that reflects original appraisal value of $1,170,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
2/12/15 - Received a response that "Appraisal" was posted.  No documentation attached, thus no Exception cleared.  APPR 0002 Exception Remains.;
2/13/15 - Received a response that "Appraisal" was posted.  No documentation attached, thus no Exception cleared.  APPR 0002 Exception Remains.;
2/17/15 - Received an updated URAR with market indicated to be Stable under one-unit Housing Trends.  Additionally, included was a Supplemental Addendum reflecting a detailed explanation for the time adjustments and current market trends.  APPR 0012 Exception Cleared.;
2/17/15 - Based on amended URAR received on 2/17/15 that does not reflect declining market trends with an explanation for time adjustments as well as the 3rd Party Desk Review that reflects original appraisal value of $1,170,000 is supported with the value confirmed by CDA which is performed by licensed appraiser, the subject value of $1,170,000 is acknowledged to be above the predominant value for the neighborhood but is well within the value range for the area from $180,000 to $1,915,000.  APPR 0002 Exception Cleared;
2/19/15 - Clear due to Transaction date being within the previous 12 months.  TITL 0004 Exception Cleared;
3/2/15 - Received copy of lender cover letter addressing why new H9 ROR form is being provided to each title holder for re-execution with re-opened rescission period.  Missing is evidence of new ROR(s) executed by the title holders to confirm new ROR rescission period and the proof that new re-opened rescission period has lapsed.  ROR 0011 Exception Remains.;
3/6/15 - Received copy of re-opened rescission with new ROR expiration period being midnight on 3/4/15. Executed RORs provided. Re-opened rescission period has expired.  Exception partially cleared. Missing copy of a cover letter to the title holders addressing the issue. ROR 0011 Exception Remains.;
3/6/15 - Received copy of re-opened rescission with new ROR expiration period being midnight on 3/4/15. Executed RORs provided. Re-opened rescission period has expired, thus exception cleared. Previously received copy of a cover letter to the title holders addressing the issue. ROR 0011 Exception Cleared.

300000582	2	D	CC	RD	VC	B	CB	RA	VA	D	C	D	C	B	B	A	A	D	C	D	C	B	B	A	A	D	C	D	C	B	B	A	A	D	C	D	C	B	B	A	A	WA	1	Purchase	General QM
CRED 0009 Unacceptable Credit History - Coborrower does not meet minimum tradeline requirement. Coborrower has only 2 open and active accounts, 3 are required per guidelines. Lender exception approval (pg 287). , Client Comment: 3/17/15 - Received email confirmation to override EV2 level based on acceptance of the underwriting exception presented.  CRED 0009 Exception Overridden to EV2 level.

1/30/2015- Received 3rd Party Desk Review that reflects original appraisal value of $925,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
2/4/15 - Received final CTC stamped HUD1. HUD 0001 Exception Cleared.;
2/12/2015- Received amended appraisal with comments stating: "The cost approach was not completed due to a lack of current land sales located within the subjects neighborhood The subject represents a more recently built home located in an urban neighborhood that is considered to be 100% built up. New construction in the subjects urban neighborhood for the most part is a result of tear downs of an older low value improvements. The stated land value is based on assessed land values which in most cases does not represent current fair market land value. The subjects final value is supported by highly comparable residential sales with very low net and gross adjustments. This along with receipt of CDA for APPR 0040 Exception that reflects original appraisal value of $925,000 is supported. APPR 0002 Exception Cleared.;
3/17/15 - Received email confirmation to override EV2 level based on acceptance of the underwriting exception presented.  CRED 0009 Exception Overridden to EV2 level.;

300005618	1	C	CC	RC	VC	A	CA	RA	VA	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	WA	1	Purchase	General QM
2/11/15 - Received 3rd Party Desk Review that reflects original appraisal value of $895,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.;
2/19/15 - Clear due to Transaction date being within the previous 12 months.  TITL 0004 Exception Cleared;
3/13/15 - Received amended executed 1003 dated 11/24/14 that reflects $0 income for co-borrower. APP 0002 Exception Cleared.;

300005625	2	C	CC	RC	VC	B	CB	RA	VA	C	C	C	C	B	B	A	A	C	C	C	C	B	B	A	A	C	C	C	C	B	B	A	A	C	C	C	C	B	B	A	A	WA	1	Purchase	General QM
CRED 0003 Credit Score (FICO) exception - Borrower mid score of 710 does not meet guideline minimum requirement of 720 score.  Lender underwriting exception was found in file (pg 302).
, Compensating Factors: Low DTI (3/10/15 - Received a response from the lender stating: "LOE".  Attached are three documents which reflect:
1) Email stating: Exception Approved dated 11/19/2014.
2) Email chain between borrower and lender addressing previous employer and Credit Card Charges and the lack of reimbursement by a previous employer that borrower stated went out of business and could not/would not settle the reimbursement of expenses owed to him.
3) Lender letter of explanation that states: "Regarding the credit score exception for this transaction, please see the enclosed email / explanation from in connection with his past employment and the large expenses he incurred and paid in full personally. The credit score exception was granted based on the merits of this explanation. ** Exception Overridden based on mitigating factors and 10 point FICO score exception.  CRED 0003 Exception Overridden to EV2 level.  )

2/10/15 - Received signed letter of explanation on large deposit. No exception cleared. Still missing the following: 1) Signed LOX on previous residence (pg 141). 2) LOX from borrower to address the long distance between work in CA and acquiring primary residence in WA. CRED 0093 Exception Remains.;
2/10/15 - Received DU findings as required per guides. Recommendation reflects Approve/Ineligible. APRV 0010 Exception Cleared.;
2/10/15 - Received 3rd Party Desk Review that reflects original appraisal value of $835,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.;
2/10/15 - Received a response from the lender stating:  "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below".  The bank provided a  copy of the Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for puchase loans but no signature is required.  It futher reflects it is not required for business  purpose loans.  **Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.
2/10/15 - Received response from Lender: "Borrower has lived in WA for over 4 years and has been on his job since January 2014. Because it was not a new job, a transfer, or a relo, we did not consider it a problem. The borrower has already had his primary residence in WA as per his 1003. No letter should be necessary to prove he can live in WA and work for a company in CA as he has been living this way for nearly a year." Agree. Borrower has been in current job for 9 months per VVOE in file and has established residency in WA. Exception partially cleared. Still missing signed LOX on previous residence (pg 141). CRED 0093 Exception Remains.;
2/13/15 - Received signed LOX on previous residence. Previously received signed LOX on large deposit.CRED 0093 Exception Cleared.;
2/19/15 - Clear due to Transaction date being within the previous 12 months.  TITL 0004 Exception Cleared;
3/10/15 - Received a response from the lender stating: "LOE".  Attached are three documents which reflect:
1) Email stating: Exception Approved dated 11/19/2014.
2) Email chain between borrower and  lender addressing previous employer and Credit Card Charges and the lack of reimbursement by a previous employer, that borrower stated went out of business and could not/would not settle the reimbursement of expenses owed to him.
3) Lender letter of explanation that states: "Regarding the credit score exception for this transaction, please see the enclosed email / explanation in connection with his past employment and the large expenses he incurred and paid in full personally. The credit score exception was granted based on the merits of this explanation. ** Exception Overridden based on mitigating factors and 10 point FICO score exception.  CRED 0003 Exception Overridden to EV2 level.

300005676	1	C	CC	RC	VC	A	CA	RA	VA	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	WA	1	Purchase	General QM
2/9/15 - Received response from lender of "BULK Final Title" however no document was attached. TITL 0004 Exception Remains.;
2/10/15 -Received 3rd Party Desk Review that reflects appraisal value of $799,000 which does not support the original appraisal value of $820,000. Variance is within 10% tolerance at -2.6%. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.;
2/10/15- Received copies of signed letters of explanation from borrower for  Sch C income/loss on 1040's(pg 490) and letter of explanation signed by Coborrower for decline in income due to maternity leave(pg 491). CRED 0093 exception cleared.
2/11/15 - Received copy of final Title Policy reflecting subject loan mortgage recording.  TITL 0004 Exception Cleared.;

300005682	1	C	CA	RC	VC	A	CA	RA	VA	C	A	C	C	A	A	A	A	C	A	C	C	A	A	A	A	C	A	C	C	A	A	A	A	C	A	C	C	A	A	A	A	WA	1	Purchase	General QM
2/2/2015- Received 3rd Party Desk Review that reflects original appraisal value of $1,675,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
2/12/15 - Received response from Lender of: "City does not issue a separate Cert of Occupancy on Residential only on Commercial. They make a notation on the building permit that states COO and date". Attached is a copy of Permit Detail on the subject property that reflects COO  with a date of 10/14/2014 (top right of pg 1 of 4 and 5 items down) to confirm clearance.  Finaled date is the same as the COO.  PROP 0012 Exception Cleared.;
2/11/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (19 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed. DEED 0049 Exception Cleared.;
2/12/2015- With receipt of the 3rd Party Desk Review (CDA) for APPR 0040 Exception that reflects original appraisal value of $1,675,000 is supported. And with value being confirmed by CDA which is performed by licensed appraiser, APPR 0002 Cleared along with confirmation that Appraisal value range for the neighborhood for the subject neighborhood is $200,000 to $2,000,000.  Value of subject exceeds predominant but it is within the range. APPR 0002 Exception Cleared.;

110851978	1	C	CC	RC	VC	A	CA	RA	VA	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	WA	1	Rate and Term Refinance	General QM
1/30/2015- Received 3rd Party Desk Review that reflects original appraisal value of $606,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
2/10/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (40 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN number confirmed. DEED 0049 Exception Cleared.;
2/19/15 - Clear due to Transaction date being within the previous 12 months.  TITL 0004 Exception Cleared

300005619	1	D	CC	RD	VC	A	CA	RA	VA	D	C	D	C	A	A	A	A	D	C	D	C	A	A	A	A	D	C	D	C	A	A	A	A	D	C	D	C	A	A	A	A	WA	1	Cash Out Refinance	General QM
2/3/15 Received 3rd Party Desk Review that reflects original appraisal value of $1,550,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
2/9/15 - Received response from Lender of: The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. This process/procedure has been confirmed with our Compliance Department. Attached is a Lender screen print that reflects the borrower name and loan number with item numbers and document descriptions.  The description of "Affiliated Business Disclosure" was expanded on the screen to reflect Version #1 with a corresponding date of 11/13/2014 and a time stamp to represent when it was generated and sent out to the customer which is within 3-business days of the application date of 11/11/2014. ** COMP 0035 Exception Cleared;
2/9/15 - Received final CTC executed HUD1.  HUD 0001 Exception Cleared.;
2/19/15 - Clear due to Transaction date being within the previous 12 months.  TITL 0004 Exception Cleared;

300005621	1	C	CA	RC	VC	A	CA	RA	VA	C	A	C	C	A	A	A	A	C	A	C	C	A	A	A	A	C	A	C	C	A	A	A	A	C	A	C	C	A	A	A	A	WA	1	Purchase	General QM
2/2/2015- Received 3rd Party Desk Review that reflects original appraisal value of $759,500 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
2/12/15 - Received a lender response of: "The city only requires a separate COO on Commercial and Multifamily per the attached - Residential Homes the final sign off on the building permit serves as the certificate of occupancy.  Attached to memo is s screen print of the requirement from the city permitting site which states: The Certificate of Occupancy (CO) is a document separate from the building permit that must be approved by city staff and issued to the owner prior to occupancy of: 1) All new commercial and multifamily buildings,  2) Some substantial commercial and multifamily additions and 3) tenant improvements involving a change in use. ** No evidence of a CO for subject SFR, nor is any required.  PROP 0012 Exception Cleared.

300005623	2	C	CC	RC	VC	B	CB	RA	VA	C	C	C	C	B	B	A	A	C	C	C	C	B	B	A	A	C	C	C	C	B	B	A	A	C	C	C	C	B	B	A	A	WA	1	Purchase	General QM
CRED 0098 Potential credit depth risk - Minimum Number of Tradelines is less than 3 - Borrower does not meet minimum trade line requirement of 3 open and active tradelines. No open installment or mortgage account. Borrower has 2 open and active revolving accounts. Loan was approved with Exception to Guidelines (pg 270,271). , Client Comment: 3/17/15 - Received email confirmation from Buyer to override EV2 level based on acceptance of the underwriting exception presented.  CRED 0098 Exception Overridden to EV2 level.

2/2/2015- Received 3rd Party Desk Review that reflects original appraisal value of $775,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
2/19/15 - Clear due to Transaction date being within the previous 12 months.  TITL 0004 Exception Cleared;
3/17/15 - Received email confirmation to override EV2 level based on acceptance of the underwriting exception presented.  CRED 0098 Exception Overridden to EV2 level.;\

300005638	1	C	CC	RC	VC	A	CA	RA	VA	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	WA	1	Purchase	General QM
2/4/15 -  Received response from Lender of: The Affiliated Business Disclosure does not print with a date.  This Disclosure is part of our initial disclosure set.  It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures.  When disclosure are printed they are automatically placed in our image center.  Below please see date of the printed document that correlates with the GFE and TIL.  Attached is a Lender screen print that reflects the borrower name and loan number with item numbers and document descriptions. The description of "Affiliated Business Disclosure" was expanded on the screen to reflect Version #1 with a corresponding date of 10/24/2014 and a time stamp to represent when it was generated and sent out to the customer within 3-business days of the application date. ** COMP 0035 Exception Cleared;
2/5/15 - Received a copy of a letter from the Borrower dated 10/27/2014 addressing affiliation with Employer as "of-counsel" that occurred in 05/2011 and income earnings history.  File contains a VVOE  with State Licensing Bureau (pg.1-4) dated 10/27/14 and again 11/26/14 to confirm re-confirmation of self-employment was within 30 days of the Note date. VVOE reflects Employer as addressed in borrowers letter (letter head also confirms Employer). CRED 0006 Exception Cleared. ;
2/10/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,500,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.;
2/12/15 - Received Lender rebuttal of: "Our guidelines do not require an updated mortgage rating within 30 days of closing. We require a 12 month history at time of the credit report. Our credit report is valid for up to 120 day at time of consummation.** Lender guidelines require 0x30 mortgage or rent history for 24 months. Further, per Lender if guideline is silent to specific requirements refer to FNMA.  FNMA states that the lender must review the borrower's credit report to determine the status of all mortgage accounts. If a borrower had previous mortgages, the lender does not have to independently verify the mortgages payment history provided the credit report includes a reference to the mortgage (or mortgages) and reflects 12 months of the most recent payment activity. ** Exception Cleared as activity that is reported current as of the credit report date (last activity date within one month of credit report date month) is acceptable. ** Credit report date is 10/21 with last activity 09/14. CRED 0001 Exception Cleared.;
2/19/15 - Clear due to Transaction date being within the previous 12 months.  TITL 0004 Exception Cleared;

300005678	2	C	CC	RC	VC	B	CA	RB	VA	C	C	C	C	B	A	B	A	C	C	C	C	B	A	B	A	C	C	C	C	B	A	B	A	C	C	C	C	B	A	B	A	CA	1	Purchase	General QM
COMP 0036 Affiliated Business Disclosure Is Not Executed - Missing evidence that Affiliated Business Disclosure was provided to borrower within 3 days of loan application date.  Affiliated Business Disclosure (pg 748) is unsigned and undated., Client Comment: 2/3/15 Received copy of lender screen printout verifying the date the Affiliated business disclosure was printed and sent to borrower. The date reflected is 12/17/14 which is within 3 business days of loan application date of 12/15/14. Lack of borrower signature on the ABA Disclosure is an override to EV2 level. COMP 0036 Exception is Overidden to EV2 level., Compensating Factors: Low LTV/CLTV (2/3/15 Received copy of lender screen printout verifying the date the Affiliated business disclosure was printed and sent to borrower. The date reflected is 12/17/14 which is within 3 business days of loan application date of 12/15/14. Lack of borrower signature on the ABA Disclosure is an override to EV2 level. COMP 0036 Exception is Overidden to EV2 level.)

01/30/15  Received 3rd Party Desk Review that reflects original appraisal value of $1,375,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
2/3/15  Received a copy of the executed recorded  stamped Mortgage Deed of Trust, Rider and legal description attachment (20 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed. DEED 0049 Exception Cleared.;
2/3/15 Received copy of lender screen printout verifying the date the Affiliated business disclosure was printed and sent to borrower. The date reflected is 12/17/14 which is within 3 business days of loan application date of 12/15/14. Lack of borrower signature on the ABA Disclosure is an override to EV2 level. COMP 0036 Exception is Overidden to EV2 level.;
2/4/15 - Received a rebuttal from the lender of: "Since the individuals are also trustees of the trust and the legal documents (note and deed of trust) were executed individually and as trustees, the Truth In Lending should be acceptable as is". ** No Exception Cleared.  All title holders must execute the final TIL. TIL 0015 Exception Remains.;
2/13/15 - Received mortgage statement for departing residence. Lender provided evidence of taxes and insurance of $1040.43/mo which was included in PITI due to borrower being on title. CRED 0096 Exception Cleared.;
2/13/15 - Received response from lender which states: "Payment coupon from Lender with the spouses name on it. Attached please find Payment coupon, wife on loan only, satisfactory payment, history from when loan was set up 10/25/12 to 8/2014, property profile reflecting property in Trust as well as insurance policy. Qualifying the borrower with taxes and insurance payment only, due to being on Deed only and not note." Attached is mortgage statement reflecting loan details. Independent research reflects title is under Family Trust. Lender also attached evidence of insurance and property profile reflecting borrower is in title, and mortgage transaction history for mortgage loan ending in 1607. Document reflects history since inception date of 10/2012 up to 08/2014 reflecting payments made before 16th of every month (when late charge applies). Prior mortgage history reflected on credit report from 04/09 to 09/12. 24 months of housing payment history verified. CRED 0001 Exception Cleared.;
2/13/15 - Received response from lender of: "Please see wire details information, page 1, wire originated from Trust to Escrow in favor of Borrower trust." Agree. Wire transfer on 12/19/14 (pg 1) reflects $200,000 wire is from Revocable Trust who is the donor reflected on gift letter. CRED 0018 Exception Cleared.;
2/13/15 - Received response from lender of: "Account # dated 12/23/14 reflects current balance of $323,061.65 and account # has a balance as of 12/23/14 of $47528.78. Attached are the statements with the funds and source of deposits highlighted. Source of funds worksheet is correct per updated statements." Lender attached transaction histories reflecting liquidation of funds. Updated current balance to the following: Market current balance of $323,061.65 (balance includes $263,027.53 in Money Market account plus balance from previous statement on page 70). Money Market current balance of $47,528.78 (balance includes $45,319.01 in account plus balance from previous statement on page 93). Total liquid assets of $570,590.43 which includes $200,000 gift funds meets cash required to close of $522,109.39. Roth IRA account included for reserves reflecting balance of $92,605.97 discounted at 60% of $55,563. Total Gross Assets of $66,3196.40 and discounted assets of $603431.85 meets cash to close and reserves required. 12 months reserves required met. CRED 0082 Exception Cleared.;
2/13/15 - Received response from Lender of: "Our borrowers sign the Note and Deed of Trust as individuals and as trustee. They sign all other documents as individuals". ** Under TILA, any consumer with an ownership interest in the principal dwelling subject to the security interest has a right to rescind.  Since the borrower is a trust here, the signature of the individual consumer (that is, the "natural person") is sufficient, thus acknowledgement by the trustee is not required. TIL 0015 Exception Cleared.;
3/23/15 - Received copy of corrected Final 1003 signed and dated by borrower reflecting borrower has been living at residence for 7 yrs which matches information on credit report. Minimum of 2 yrs residency history verified. APP 0002 Exception Cleared.

300005680	1	C	CC	RC	VC	A	CA	RA	VA	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	WA	1	Purchase	General QM
2/2/2015- Received 3rd Party Desk Review that reflects original appraisal value of $1,077,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
2/5/15 - Received lender response of: "The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. This process/procedure has been confirmed with our Compliance Department. Attached is Lender screen print of the Image Center history that reflects the borrower name and loan number with item numbers and document descriptions.  The description of "Affiliated Business Disclosure" was expanded on the screen to reflect Version #1 with a corresponding date of 10/14/2014 and a time stamp to represent when it was generated and sent out to the customer which was within 3-business days of the application date of 10/9/2014. ** COMP 0035 Exception Cleared. ;
2/19/15 - Clear due to Transaction date being within the previous 12 months.  TITL 0004 Exception Cleared

300005649	1	C	CC	RC	VC	A	CA	RA	VA	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	WA	1	Purchase	General QM
2/3/2014 - Received 3rd Party Desk Review that reflects original appraisal value of $1,735,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
2/11/15 - Received VOR which does not clear exception but appears to address a different outstanding exception. Lender to upload document included to corresponding exception. CRED 0093 Exception Remains.;
2/11/15 - Received signed tax returns which does not clear exception but appears to address a different outstanding exception. Lender to upload document included to corresponding exception. CRED 0021 Exception Remains.;
2/11/15 - Received VOR which does not clear exception but appears to address a different outstanding exception. Lender to upload document included to corresponding exception. CRED 0093 Exception Remains.;
2/12/15 - Received signed 2012 1040, signed 2012/2013 1065s and signed owner occupancy letter. CRED 0093 Exception Cleared.;
2/12/15 - Received credit supplement (VOR) reflecting rent start date of 01/2013 and date of last activity of 12/2014 which should have been a total of 24 months rental history, however, number of months revolving on the report only reflects 12 months. No exception cleared due to discrepancy. CRED 0021 Exception Remains.;
2/17/15 - Received credit supplement (VOR) reflecting rent start date of 01/2013 and date of last activity of 12/2014, a total of 24 months rental history. CRED 0021 Exception Cleared.;
2/19/15 - Clear due to Transaction date being within the previous 12 months.  TITL 0004 Exception Cleared

300005669	1	C	CC	RC	VC	A	CA	RA	VA	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	WA	1	Purchase	General QM
2/3/2015- Received 3rd Party Desk Review that reflects original appraisal value of $1,270,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
2/10/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (17 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN number confirmed. DEED 0049 Exception Cleared.;
2/10/15 - Received copy of final title policy reflecting subject loan recording information. TITL 0004 Exception Cleared.;
2/9/15 - Received response from Lender of: The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. This process/procedure has been confirmed with our Compliance Department. Attached is a Lender screen print that reflects the borrower name and loan number with item numbers and document descriptions.  The description of "Affiliated Business Disclosure" was expanded on the screen to reflect Version #1 with a corresponding date of 11/20/2014 and a time stamp to represent when it was generated and sent out to the customer which is within 3-business days of the application date of 11/19/14. ** COMP 0035 Exception Cleared;
2/12/15 - Received a response that "Appraisal" was posted. Lender provided an amended appraisal that updated the "Declining Property Values " under housing trends to "Stable". Further the appraiser provided an updated supplemental addendum dated 2/12/15 (in red font) that reflected the declining values box was accidentally marked on pg 1 and is actually stable with a shortage of supply in the market place. Correction was made to reflect "Stable", a new signature date was added.  APPR 0012 Exception Remains.;
2/25/15 - Received response from lender which states: "The borrower paid off the ex spouse approximately $2.9 million in January 2014. This was documented. The borrower had a remaining balance of $6,276,358 in October 2014. The income used to qualify the borrower was the interest, dividend and 1/2 of the capital gain income of $5966.50 and $11,111. The bank statement provided through Oct 2014 shows income earned of interest/dividend of $102,944.61/10= $10,294.46 and Capital Gains of $97,234/10 of $9723 for a total of $20,017.46. The borrower only withdrew approximately $300k for closing. This is left in excess of $5.9 million after closing. The year to date more than supports the income used to qualify the borrower for dividends/interest and capital gains. The balance was in excess of $6 million all year and all of these assets were the borrowers. Minimal amount was paid out of the account for closing and the remaining balance would support the income provided by the u/w to qualify... Page # 5 Paragraph D states the borrower is awarded his interest in the business on Schedule C. The income while declined is still usable. The borrower wrote a letter addressing the decline in income. The coaching business has been active for 12 years. His income did decline from 2013, however, that income was used in qualifying and should be acceptable." Agree. Most recent bank statement for statement period October 1 though 31, 2014 (pg 85) reflects YTD Dividends of $102,944.61 and Capital Gains of $97,234.74 averaging $20,017.94/mo which supports the $17,077.75 monthly capital gains and dividends/interest used to qualify. Agree to use Schedule C income due to Divorce Decree Item D (pg 192) reflects Schedule C business is being awarded to borrower. Schedule C income of $2755/mo derived from P&L (pg 607) as it is substantially lower than 2012/2013 2 year average of $7493.63/mo. CRED 0045 Exception Cleared.

110851896	1	C	CC	RC	VC	A	CA	RA	VA	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	CA	1	Purchase	General QM
2/3/2015 - Received 3rd Party Desk Review that reflects original appraisal value of $650,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
2/4/15 - Received Lender screen printout of internal systems Critical Event History that reflects the subject loan number and that the property address was identified on 10/29/2014 to confirm RESPA application date of 10/29/2014 to support disclosures not being sent until 10/31/2014 which was within 3 business days of the RESPA application date.  RESPA 0015 Exception Cleared.;
2/4/15 - Received Lender screen printout of internal systems Critical Event History for the RESPA 0015 Exception that reflects the subject loan number and that the property address went from TBD to subject property on 10/29/2014 to confirm RESPA application date of 10/29/2014 to support disclosures not being sent until 10/31/2014 which was within 3 business days of the RESPA application date.  COMP 0035 Exception Cleared.;
2/4/15 - Received Lender screen printout of internal systems Critical Event History for the RESPA 0015 Exception that reflects the subject loan number and that the property address went from TBD to subject property on 10/29/2014 to confirm RESPA application date of 10/29/2014 to support disclosures not being sent until 10/31/2014 which was within 3 business days of the RESPA application date.  COMP 0038 Exception Cleared.;
2/23/15 - Received response from lender of: "VOE".  Attached is a rebuttal stating: "Borrowers employer uses The Work Number for all employment verifications and does not have a way to verify continuance of bonus income. Since we are unable to verify we can remove (does not affect Safe Harbor/ATR/QM if we are removing) and with the DTI only increasing by 1.87% to 36.32%. This would still be an approved loan". ** No Exception Cleared. Income used to qualify was not sufficient to meet Qualified Mortgage Standards. The removal of the borrower, $621.90 monthly bonus income could trigger a violation, and then the potential loss of safe harbor. Once income is used in qualification it must be verified in accordance with Appendix Q.  CRED 0082 Exception Remains.;
2/23/15 - Received response from lender of: "LOE". Attached is statement from lender of: The Work Number VOE broke out the borrowers bonus income for 2012 and 2013 but is not able to comment on bonus for 2014. To support the bonus continuance, the borrowers paystubs were provided to document when the bonuses were received each year on December 31. Based on the borrowers 3+ years with the same employer and the increasing amount of bonus income from 2012 to 2013, it was determined that the bonus is likely to continue and a two year average of the bonus was used to qualify. In retrospect, the bonus income could have been removed and the borrowers DTI would be 36.32 while still maintaining an acceptable amount of monthly residual income". ** Only Work Number VOE in file reflecting a breakdown of income for 2012 and 2013 is VOE dated 9/2/2014 (on pg. 84). Lender provided three paystubs for years ending 2012 and 2013.  Two year end stubs provided for 2013 (pg. 86 and pg. 90) with combined total earnings of $146,727 and 2012 (pg. 88) which supports total year end earnings of $132,044.  2014 YTD (pg.92) reflects $89,760. No indication on the four The Work Number VOEs in file (pg. 1, 2, 84, 85) that bonus is not expected to continue.  CRED 0082 Exception Cleared.;
3/10/15 - Received rebuttal from lender of "resident Alien Status".  Attached is a lender memo dated 3/10/15 stating: "Our borrower currently holds a management position with his current employer and has been in his current position since 2011. In addition to this the borrower has been employed in the same line of work in the US for eight years. We feel that based on these facts we can show a past history of renewal and it is reasonable to conclude that the Visa will be renewed upon its expiration in October 2015". ** No Exception Cleared. General policy on income analysis states that income relied upon in determining ability to repay must be analyzed to determine whether the income level can be reasonably expected to continue. Additionally, stability of income must be verified per Appendix Q. File provides no proof that immigration status has been renewed or extended. CRED 0032 Exception Remains.;
3/19/15 - Received rebuttal from lender regarding employment status, appendix Q, resident alien status. Attached is a lender memo that states: "We state that our underwriter analyzed the employment and income on this transaction to meet the standards as set forth in Appendix Q". Under Stability of Income (Appendix Q) we are required to verify:
 -  Recent employment history for two full years including any gaps and
 -  Analyze the employment record.
In analyzing ongoing employment, Appendix Q states that: Creditors may assume that employment is ongoing if a consumers employer verifies current employment and does not indicate that employment has been, or is set to be terminated.
We have supplied a WVOE showing employment dating back to 7/11/2011, (covering more than a two year period) and having a status of ACTIVE. We respectfully ask that you re-consider this transaction for purchase based on this information and our past rebuttals. All the information provided indicates stability of employment and income in the file and shows a likelihood of the Visa being renewed again in the future. ** No Exception Cleared.  The borrower is not a US Citizen or a Permanent Resident Alien. Certification in file pg 3 indicates borrower is here on an employment authorization and that his card expires on 10/23/2015. Based on documents in file borrowers income cannot be reasonably expected to continue past the current employment expiration date to satisfy Appendix Q. File provides no proof that immigration status has been renewed or extended. CRED 0032 Exception Remains.;
3/26/15 - Received a response from lender of: "copies of current and past visa renewals". Attached is two documents, one is eight pages that reflects a cover letter from borrowers employer dated 8/11/2014 written to the USCIS regarding the borrower stating the borrower is employed for a minimum of $104,562 per year as Manager of Data, Analytics and Reporting and leader of a team of 6-10 architects, developers and data analysts and manages internal client relationships. Additionally, it states their offer on Form I-140 remains in effect. Copy of H1B Visa on I-797A form reflects approval notice is value for 06/15/14 to 3/31/2017 (pg. 3/8) reflecting the above petition and extension of stay have been approved for the subject borrower. Prior evidence of visas valid from 06/27/2011 to 6/14/2014 (pg. 5/8), 5/25/2010 to 5/24/2013 (pg.6/8), 7/13/2007 to 5/24/2010 and 10/5/2006 to 9/30/2009 (pg. 8/8) supports H1B visas have been renewed in the past. Additional document reflects a copy of the borrowers H1B visa with issue date 5/26/2010 to 5/24/2013. Evidence of prior renewal confirms the reasonableness that the borrowers income level is likely to continue and evidence of earnings stability. CRED 0032 Exception Cleared.;

300001179	2	C	CC	RC	VC	B	CB	RA	VA	C	C	C	C	B	B	A	A	C	C	C	C	B	B	A	A	C	C	C	C	B	B	A	A	C	C	C	C	B	B	A	A	WA	1	Purchase	General QM
CRED 0093 Credit Documentation is Insufficient - Notes in file (pg 68) reflects borrowers are living with family until close of escrow (pg 68). Missing rent free letter from parents to confirm current housing expenses. VOR in file confirms rental history on previous addresses (pg 598)., Compensating Factors: Low DTI (2/11/15 - Received rebuttal from lender which states: "We do not get rent free letters from family members/owner of property. That has never been something we condition for. If the borrower states they live rent free - we accept that." Exception overridden due to mitigated risk factors. Borrowers have substantial verified employment history, Low DTI of 18.98% and post closing PITI reserves of 34.85 months. CRED 0093 Exception overridden to EV2 level.)

2/2/2015 - Received 3rd Party Desk Review that reflects original appraisal value of $771,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
2/5/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (20 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed. DEED 0049 Exception Cleared.;
2/5/15 - Received a Lender screen print of the Image Center history that reflects the borrower name and loan number with item numbers and document descriptions.  The description of "Affiliated Business Disclosure" was expanded on the screen to reflect Version #1 with a corresponding date of 12/5/2014 and a time stamp to represent when it was generated and sent out to the customer which was within 3-business days of the application date of 12/3/2014 ** COMP 0035 Exception Cleared;
2/11/15 - Received rebuttal from lender which states: "We do not get rent free letters from family members/owner of property. That has never been something we condition for. If the borrower states they live rent free - we accept that." Exception overridden due to mitigated risk factors. Borrowers have substantial verified employment history, Low DTI of 18.98% and post closing PITI reserves of 34.85 months. CRED 0093 Exception overridden to EV2 level.;

300005604	1	C	CA	RC	VC	A	CA	RA	VA	C	A	C	C	A	A	A	A	C	A	C	C	A	A	A	A	C	A	C	C	A	A	A	A	C	A	C	C	A	A	A	A	WA	1	Purchase	General QM
02/03/2015 - Received a response from the lender stating:  "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below".  The bank provided a  copy of the Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for puchase loans but no signature is required.  It futher reflects it is not required for business  purpose loans.  **Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.;
2/5/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (21 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed. DEED 0049 Exception Cleared.;
2/11/15 - Received 3rd Party Desk Review that reflects original appraisal value of $668,300 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;

300005615	1	D	CC	RC	VD	A	CA	RA	VA	D	C	C	D	A	A	A	A	D	C	C	D	A	A	A	A	D	C	C	D	A	A	A	A	D	C	C	D	A	A	A	A	CA	1	Rate and Term Refinance	General QM
1/30/2015 - Received 3rd Party Desk Review that reflects original appraisal value of $1,925,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
2/5/15 - Received a Lender screen print of the Image Center history that reflects the borrower name and loan number with item numbers and document descriptions.  The description of "Affiliated Business Disclosure" was expanded on the screen to reflect Version #1 with a corresponding date of 11/17/2014 and a time stamp to represent when it was generated and sent out to the customer which was within 3-business days of the application date of 11/14/2014 ** COMP 0035 Exception Cleared;
3/6/15 - Received B1 VOE from previous employment reflecting employment dates of 02/01/08 to 12/01/14. No 30 day gaps of employment confirmed. Verification is dated 12/22/14 which is prior to consummation date of 12/23/14. 24 months employment history verified. CRED 0007 Exception Cleared.

300005643	1	C	CC	RA	VC	A	CA	RA	VA	C	C	A	C	A	A	A	A	C	C	A	C	A	A	A	A	C	C	A	C	A	A	A	A	C	C	A	C	A	A	A	A	WA	1	Rate and Term Refinance	General QM
1/30/2015 - Received 3rd Party Desk Review that reflects original appraisal value of $1,150,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
2/12/15 - Received Lender rebuttal of: "Our guidelines do not require an updated mortgage rating within 30 days of closing. We require a 12 month history at time of the credit report. Our credit report is valid for up to 120 day at time of consummation.** Guidelines require 0x30 mortgage or rent history for 24 months. Further, per Lender if guideline is silent to specific requirements refer to FNMA.  FNMA states that "the lender must review the borrower's credit report to determine the status of all mortgage accounts. If a borrower had previous mortgages, the lender does not have to independently verify the mortgages payment history provided the credit report includes a reference to the mortgage (or mortgages) and reflects 12 months of the most recent payment activity. ** Exception Cleared as activity that is reported current as of the credit report date (last activity date within one month of credit report date month) is acceptable.  ** Credit report date is 10/16 with last activity 09/14. CRED 0001 Exception Cleared.;
2/19/15 - Clear due to Transaction date being within the previous 12 months.  TITL 0004 Exception Cleared;
2/26/15 - Received 25 page document that is revised URAR 70/1004 form reflecting the Cost Approach to Value section completed on page 3 of 6 of original 1004 form with indicated value of $1,148,618 which has been dated 2/25/2015. Page 11 of document provided reflects a supplemental addendum dated 2/25/15 with comments to address the estimated land value of $475,000 and documentation on land sales. APPR 0002 Exception Cleared. ;

300005674	1	C	CC	RC	VC	A	CA	RA	VA	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	CA	1	Rate and Term Refinance	General QM
1/30/2015 - Received 3rd Party Desk Review that reflects original appraisal value of $2,475,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
2/10/15 Lender provided copy of a HUD-1 with a disbursement date of 12/17/14 for property of 525 Avila Road. HUD not certified by closing agent or marked final to verify the closing took place prior to 12/23/14 subject Note date. QMATR 0002 Exception not cleared.;
2/17/15 - Lender does not require a protection letter if property is in the following states: Washington, Oregon, Idaho and Hawaii. In California, Arizona, Alaska, Colorado, Utah and Nevada a protection letter is only required if there is a sub-escrow (i.e. escrow company is different from title company). The Escrow and Title company are the same for this file". While obtaining a CPL is best practice, it is not a requirement, and the Underwriter and Title Company are one in the same further mitigating the need for a CPL. Exception cleared. TITL 0005 Exception Cleared;
2/19/15 - Clear due to Lender guideline does not require a credit refresh within 30 days of consummation. CRED 0001 Exception Cleared.;
2/24/15 - Lender provided copy of a HUD-1 with a disbursement date of 12/17/14. HUD is stamped CTC by settlement agent, marked Final and verifies the closing took place prior to 12/23/14 subject Note date. PITI of departing residence excluded and results to DTI of 38.93%. QMATR 0002 Exception Cleared.

300005633	2	C	CC	RC	VC	B	CB	RB	VA	C	C	C	C	B	B	B	A	C	C	C	C	B	B	B	A	C	C	C	C	B	B	B	A	C	C	C	C	B	B	B	A	CA	1	Rate and Term Refinance	General QM
CRED 0017 Insufficient Verified Reserves (Number of Months) - Guidelines require 24 months of verified PITI reserves. Actual verified in file is 16.39 months. Lender exception request for FICO and Reserves (2 exceptions) on page 436., Client Comment: 3/26/15 - Received email notification from Client that subject FICO exception will be acknowledged based on Compensating factors including time of employment and strong past mortgage history.  Override CRED 0017 to EV2 level.

CRED 0003 Credit Score (FICO) exception - Qualifying score of coborrower is 729 per credit report (pg 10). Minimum score for subject loan size of $1,700,000 at 80% LTV is 740. Lender exception request for FICO and Reserves (2 exceptions) on page 436. , Client Comment: 3/26/15 - Received email notification from Client that subject FICO exception will be acknowledged based on Compensating factors including time of employment and strong past mortgage history.  Override CRED 0003 to EV2 level.

COMP 0036 Affiliated Business Disclosure Is Not Executed - Affiliated Business Disclosure (pg 743) Is Not Executed or dated. Unable to confirm if disclosure provided to borrower within 3 days of application date., Client Comment: 2/9/15 - Attached is a lender screen printout of internal systems Image Center that reflects the subject borrower and loan number with evidence of the print date that the Affiliated Business Disclosure was generated on 10/22/2014, thus within 3-business days of application 10/22/14. ** While best practice is to document borrower acknowledgment, the lack of borrower signature on the ABA Disclosure is allowed to be overridden to EV2 level. COMP 0036 Exception Overridden to EV2 level.

1/30/2015- Received 3rd Party Desk Review that reflects original appraisal value of $2,130,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
2/10/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust and legal description attachment (14 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN number confirmed. DEED 0049 Exception Cleared.;
2/10/15 - Received copy of final title policy reflecting subject loan recording information. TITL 0004 Exception Cleared.;
2/10/15 - Received rebuttal from lender which states: "Lender does not require a protection letter if property is in the following states: Washington, Oregon, Idaho and Hawaii. In California, Arizona, Alaska, Colorado, Utah and Nevada a protection letter is only required if there is a sub-escrow (i.e. escrow company is different from title company). The Escrow and Title company are the same for this file." Agree. TITL 0005 Exception Cleared.;
2/9/15 - Attached is a lender screen printout of internal systems Image Center that reflects the subject borrower and loan number with evidence of the print date that the Affiliated Business Disclosure was generated on 10/22/2014, thus within 3-business days of application 10/22/14. ** While best practice is to document borrower acknowledgment, the lack of borrower signature on the ABA Disclosure is allowed to be overridden to EV2 level. COMP 0036 Exception Overridden to EV2 level.;
2/24/15 - Received Final HUD from purchase of subject dated 06/20/14. Line 201 c of the Final HUD reflects funds for closing receipt of $314,514.74 which can be linked to Lender purchase money second loan reported on title report (pg 269) with original loan amount of $319,200. Second loan is recorded same day as the first loan on 06/20/14. Second mortgage being paid off (pg 541) is verified to be purchase money second based on recording date and principal balance amount. HUD 0012 Exception Cleared.;
3/20/15 - Received email notification from that subject FICO exception will not be accepted.  CRED 0003 Exception Remains.;
3/20/15 - Received email notification from that subject insufficient reserve exception will not be accepted.  CRED 0017  Exception Remains.;
3/26/15 - Received email notification that subject FICO exception will be acknowledged based on Compensating factors including time of employment and strong past mortgage history.  Override CRED 0003 to EV2 level.
3/26/15 - Received email notification that subject FICO exception will be acknowledged based on Compensating factors including time of employment and strong past mortgage history.  Override CRED 0017 to EV2 level.

300005671	1	C	CC	RC	VC	A	CA	RA	VA	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	WA	1	Rate and Term Refinance	General QM
1/30/2015 - Received 3rd Party Desk Review that reflects original appraisal value of $985,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared,;
1/30/2015 - Received 3rd Party Desk Review that reflects original appraisal value of $985,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0002 Exception Cleared.;
2/9/15 - Received rebuttal response from lender which states: "H-9 is the more restrictive form allowing the borrower the right to rescind only the portion of additional credit extended. Bank policy is to use H-8 in all cases as it allows the borrower the option to rescind the full loan amount." ** Refinance is a Lender to Lender refinance and should be performed on the H-9 form. Requires clear and conspicuous standards and varies by circuit court, however, while no new funds were advanced it is a Lender to Lender refinance, thus H-9 form should be used. No Exception Cleared. Best practice to re-open rescission under the correct form. ROR 0011 Exception Remains.;
2/9/15 - Received rebuttal from lender which states: "The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. This process/procedure has been confirmed with our Compliance Department. Screen Shot of print date." Attached is a lender system screen print reflecting evidence that the ABA Disclosure was generated on 09/10/14 which is within 3 business days of application date of 09/08/14. Signed ABD in file. COMP 0035 Exception Cleared.;
2/18/15 - Received response from lender stating: "Borrowers verification of mortgage is part of the draw print out. The payments are listed as Interest Payments and the dates are all on or before the due date of the 15th of every month." Lender provided mortgage payment history with Lender Construction Department from 10/2013 through 10/2014 reflecting each payments made before due date of 15th of every months. CRED 0001 Exception Cleared.;
2/19/15 - Clear due to Transaction date being within the previous 12 months.  TITL 0004 Exception Cleared;
2/24/15 - Received screen print out of Permit status from City for the subject address that reflects Finaled date of 07/28/14 to confirm occupancy allowed by governing entity. File also contains Building Permit Field Inspection Report (pg 346) reflecting inspection type as Final and Inspection Result as Passed. PROP 0012 Exception Cleared.;
2/24/15 - Received response from lender which states: "The VOR as reported on the credit supplement does not mention the start date but does report that the account was rated over 12 months. By deduction we can see that this rating covered the 12 month period from 7/13 to 6/14. No update to the Credit Supplement is required. Prior to that, the borrowers primary residence was owned free and clear until the construction loan was taken 8/2013." Clearing exception based on number of months revolving reflected on credit supplement of 12 months (pg 486). Prior to renting, borrowers lives at subject prior to construction. Borrowers do not have a mortgage rating for the most recent 24 months as subject was owned free and clear until 08/2013. 24 months housing history verified. CRED 0009 Exception Cleared.;
2/24/15 - Received response from lender of: "Income from rental property in Ireland was not used to qualify the borrower; disregard the worksheet provided by the processor. Note instead the income commentary regarding this property in the UW Summary in HH02. I did not prepare a rental income analysis in the original underwrite as I hit the borrower with the full amount of expense reported on the transcripts. 1) Per guidelines, I noted that the tax transcripts did not report interest expense to determine that the property was free and clear. Per conversations with the Loan Officer, the borrower was not able to provide additional information. 2) Though we requested that the borrower document taxes and insurance, we were told the information was not available and relied on the tax transcripts to determine the expenses. 3) We did not request a copy of the lease as we did not use the income for qualifying purposes." Agree. Loan was approved without utilizing rental income as evidenced by Underwriting Summary (pg 213) and Final 1003 (pg 237), thus lease agreements not required. 2012/2013 tax transcripts do not report mortgage interest for rental property in Ireland. Taxes and insurance derived from Total Expense reported on Schedule E of 2 years tax transcripts (pgs 150, 141). CRED 0096 Exception Cleared.;
2/24/15 - Received response from lender of: "Receipt of the tax transcripts revealed that the borrower owned a rental property in Ireland. As I did not use the income for qualifying, I did not require the tax returns. I developed my analysis from the transcripts contained in the file. I hit the borrower with the full expenses reported on the transcript." Agree. Loan was approved without utilizing rental income as evidenced by Underwriting Summary (pg 213) and Final 1003 (pg 237), thus 2012/2013 tax returns not required to calculate rental income. Using 2012/2013 tax transcripts in lieu of tax returns. Tax transcripts do not report mortgage interest for rental property in Ireland. Taxes and insurance derived from Total Expense reported on Schedule E of 2 years tax transcripts (pgs 150, 141). CRED 0096 Exception Cleared.;
2/24/15 - Received response from lender of: "The hot water tank in the garage appears to have been replaced by an on-demand system therefore the hot water tank in the garage is no longer required. The only missing cabinet doors appear to be in the laundry room. The home is in overall very good condition (almost new at the appraisal). This is a very minor cosmetic issue that does not breach any published appraisal or lending guideline and has no impact upon value or  marketability. Both of these items appear to be non-issues and this report was correctly delivered in as is condition." Agree due to missing cabinet doors are in main floor laundry only (pg 17). Appraisal report completed as is. APPR 0005 Exception Cleared.;
3/2/15 - Received copy of lender cover letter addressing why new H9 ROR form is being provided to each title holder for re-execution with re-opened rescission period.  Two new ROR(s) executed by the title holders previously provided and executed and dated on 02/21/15. New ROR(s) reflects a rescission expiration date of 02/25/15. New re-opened rescission period has lapsed.  ROR 0011 Exception Cleared.;

110845389	2	C	CC	RC	VC	B	CB	RA	VA	C	C	C	C	B	B	A	A	C	C	C	C	B	B	A	A	C	C	C	C	B	B	A	A	C	C	C	C	B	B	A	A	WA	1	Cash Out Refinance	General QM
CRED 0017 Insufficient Verified Reserves (Number of Months) - Guidelines require 12 months PITI reserves documented. Review only verified 5.06 months of PITI reserves which does not meet lender requirement. Review utilized assets acct ending in 1053 of $22,001.64 (pg 39) only. Employer stock plan (pgs 36, 38) show $38,958 vested stock shares, however, no value is attributed to vested shares nor is there a stock quote to document value. Could not allocate value as only values indicated on pg 38 is a total exercise price. Insufficient funds verified., Client Comment: 3/17/15 - Received email confirmation to override EV2 level based on acceptance of the underwriting exception presented.  CRED 0017 Exception Overridden to EV2 level.

2/10/15 - Received response from Lender of: The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. This process/procedure has been confirmed with our Compliance Department. Attached is a Lender screen print that reflects the borrower name and loan number with item numbers and document descriptions.  The description of "Affiliated Business Disclosure" was expanded on the screen to reflect Version #1 with a corresponding date of 10/21/2014 and a time stamp to represent when it was generated and sent out to the customer which is within 3-business days of the application date of 10/20/14. ** COMP 0035 Exception Cleared;
2/11/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,700,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
2/12/15 - Based on the CDA received that supported the original appraisal value of $1,700,000 for APPR 0040 Exception, the APPR 0002 Exception is supported by the same CDA value of $1,700,000. Additionally, the original appraisal reflects the value range for the neighborhood to be form $380,000 to $13,250,000.  Value of the subject $1,700,000 is well within the low end of the range and confirmed by CDA which is performed by licensed appraiser. APPR 0002 Exception Cleared.;
2/18/15 - Received a response from lender of: "Exception".  Attached is a copy of an email chain that reflects an exception request was made internally by the lender on 11/12/14 for reserves. There is a follow up in the email chain dated 11/13/14 from the  Manager that states: "Approved based on 5 mos. reserves.  The privately held stock is a compensating factor that should be in the underwriters write-up". ** No Exception Cleared. Missing evidence that Client has approved the same exception.  CRED 0017 Exception Remains.;
2/19/15 - Clear due to Transaction date being within the previous 12 months.  TITL 0004 Exception Cleared;
3/17/15 - Received email confirmation from Client to override EV2 level based on acceptance of the underwriting exception presented.  CRED 0017 Exception Overridden to EV2 level.;

110800647	1	D	CD	RC	VC	A	CA	RA	VA	D	D	C	C	A	A	A	A	D	D	C	C	A	A	A	A	D	D	C	C	A	A	A	A	D	D	C	C	A	A	A	A	CA	1	Purchase	General QM
10/22/14 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust and legal description attachment (12 total pages) to confirm Mortgage / Deed of Trust recording has been completed. CRED 0049 Exception Cleared.;
10/22/14 - Received 3rd Party Desk Review that reflects original appraisal value of $1,500,000 is supported. APPR 0040 Exception Cleared. ;
10/22/14 - Received underwriter executed 1008 reflecting a date of 09/16/2014. DTI is 37.9767% which matches to the 1008 originally provided. APRV 0001 Exception Cleared.;
10/22/14 - Received signed Flood Notice. FLOOD 0001 Exception Cleared.

300001586	1	D	CD	RC	VC	A	CA	RA	VA	D	D	C	C	A	A	A	A	D	D	C	C	A	A	A	A	D	D	C	C	A	A	A	A	D	D	C	C	A	A	A	A	CA	1	Purchase	General QM
1/12/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,450,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
1/15/15 - Received response from lender of: "review to match fee on HUD".  Attached is an Appraisal Review reflecting the original appraisal value of $1,450,000 is supported and confirms the charge for the appraisal review fee charged on line #809 of the HUD1. APPR 0041 Exception Cleared.;
1/15/15 - Received underwriter executed 1008 reflecting a date of 12/24/2014. DTI is 36.310% which matches to the 1008 originally provided. APRV 0001 Exception Cleared.;
1/15/15 - Received response from Lender of: "Two Page rate lock". Attached is lender two page rate lock reflecting a rate lock date of 12/10/2014. COMP 0029 Exception Cleared.;
1/20/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (16 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  DEED 0049 Exception Cleared.;

300006228	1	D	CD	RC	VC	A	CA	RA	VA	D	D	C	C	A	A	A	A	D	D	C	C	A	A	A	A	D	D	C	C	A	A	A	A	D	D	C	C	A	A	A	A	CA	1	Purchase	General QM
3/4/15 - Received copy of fully executed/notarized Deed of Trust. No exception cleared. Provide evidence that mortgage has been sent for recording or recording has been completed. DEED 0049 Exception Remains.;
3/4/15 - Received underwriter executed 1008 reflecting a date of 02/02/15. DTI is 41.28% which matches to the 1008 originally provided. APRV 0001 Exception Cleared.;
3/4/15 - Received legible copy of Final 1003 fully executed by borrowers and LO. APP 0004 Exception Cleared.;
3/4/15 - Received response from lender stating: "This is what we have always sent to clear this condition. we do not receive the final title policy sometimes until weeks later. this is  standard on all files. please accept." No exception cleared. Deed of Trust provided does not contain recording information. Please provide copy of recorded Deed. DEED 0049 Exception Remains.;
3/4/15 - Received 3rd Party Desk Review that reflects original appraisal value of $980,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.;
3/4/15 - Received screen print out of e-mail correspondence reflecting First Appraisal is Supported. Also received 3rd Party Desk Review that reflects original appraisal value of $980,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. Value is supported. APPR 0007 Exception Cleared.;
3/5/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (16 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN number confirmed. DEED 0049 Exception Cleared.;
3/18/15 - Received response from lender of: "Loe from borrowers parents where they lived rent free".  Attached is a letter from the borrowers father stating borrowers lived rent-free starting on 12/1/2014 at their residence.  CRED 0001 Exception Cleared.;
3/18/15 - Received response from lender of: "terms of withdrawal.". Attached is Withdrawal options for related to the Borrowers 401K rollover account and not that of the Co-borrowers account.  ** No Exception cleared.  Still missing evidence of allowance of hardship withdrawals for co-borrowers 401K account per statements in file (pg. 259). CRED 0101 Exception Remains.;
3/18/15 - Received response from lender of: "documentation to show business no longer operating". Attached is copy of the California Secretary of State business entity search from the file that reflects the business is "Canceled".  Co-borrower name is listed as the Agent of Service of Process. 2013 K-1 on page 99 and 1065 2013 return on pg. 109 in file reflects K-1 is "final" and 1065 return is "final return". Letter in file executed from borrower (pg. 43) states: "the LLC was closed at the end of 2013" with the documents confirming same. VA Benefit letter in file (pg. 91) reflects a decision was made on 9/15/2011 with an award payment change date of 12/1/2010. The letter does not reflect that a re-evaluation will occur in the future, thus accept that income is effective and likely to continue.** CRED 0082 Exception Cleared.;
3/23/15 -  Received evidence of hardship withdrawals for co-borrowers 401K account per statements in file (pg. 259) and withdrawal options related to the Borrowers 401K rollover account (pg. 253). Included 401k account in reserves calculation. Reserves required of $53,955.11 met. CRED 0101 Exception Cleared.;
3/23/15 - Received signed letter from borrowers acknowledging the lower appraised value of $980,000 as compared to sales price of $990,000. Updated sales price of $990,000 verified per Addendum No. 2 on page 360 of the original file. APPR 0003 Exception Cleared.

300006213	1	D	CD	RC	VC	A	CA	RA	VA	D	D	C	C	A	A	A	A	D	D	C	C	A	A	A	A	D	D	C	C	A	A	A	A	D	D	C	C	A	A	A	A	CA	1	Purchase	General QM
3/5/15 - Received underwriter executed 1008 reflecting a date of 02/03/15. DTI is 28.19% which matches to the 1008 originally provided. APRV 0001 Exception Cleared.;
3/5/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,133,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.;
3/5/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (13 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN number confirmed. DEED 0049 Exception Cleared.

300008035	1	D	CC	RD	VC	A	CA	RA	VA	D	C	D	C	A	A	A	A	D	C	D	C	A	A	A	A	D	C	D	C	A	A	A	A	D	C	D	C	A	A	A	A	CA	1	Purchase	General QM
4/1/15 - Received 3rd Party Field Review that reflects original appraisal value of $1,430,000 is supported. Value confirmed by Field Review which is performed by licensed appraiser. APN number confirmed to appraisal. APPR 0040 Exception Cleared.;
4/3/15 - Received response from lender of: signed and dated 1008.  Attached is executed and dated 1008 (dated 3/11/15) reflecting a DTI of 24.73% which matches to original DTI in file.  APRV 0003 Exception Cleared. ;
4/6/15 - Received final HUD1.  HUD 0001 Exception Cleared.;
4/6/15 - Received response from lender of: "voe for previous employment".  Attached is two pages that includes a VVOE for Onward Search dated 3/3/15 along with copy of online search to confirm prior employer phone number. Term of prior employment was 9/16/2012 to 8/25/2014 to complete evidence of full 24 months of employment history.  CRED 0007 Exception Cleared.;

300008202	1	D	CD	RC	VC	A	CA	RA	VA	D	D	C	C	A	A	A	A	D	D	C	C	A	A	A	A	D	D	C	C	A	A	A	A	D	D	C	C	A	A	A	A	CA	1	Purchase	General QM
4/8/15 - Received underwriter executed 1008 reflecting a date of 03/12/15. DTI is 33.5% which matches to the 1008 originally provided. APRV 0001 Exception Cleared.;
4/8/15 - Received a copy of the recorded Grant Deed, not the Mortgage Deed of Trust (12 pg. document).  ** No Exception Cleared.  Still missing evidence that the Mortgage Deed of Trust has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office. DEED 0049 Exception Remains.;
4/7/15 - Received 3rd Party Desk Review that reflects original appraisal value of $950,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
4/7/15 - Received lender response of: "can you please let me know why you are backing out gift funds from borrower account.  These funds were used towards cash to close. All cash to close came out of ac# which already had $266,222 as avail bal of borrowers own funds. He brought in $278,466.95 to close. He had remaining funds that were his own".  ** Gift funds applied to funds required to close, leaving liquid assets of $42,238 remaining for the minimum 9 months of required reserves, or $39,085.56 which has been met. CRED 0100 Exception Cleared.;
4/13/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (12 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed. DEED 0049 Exception Cleared.;
4/16/15 - Non-Permanent Resident Alien per H1B Visa documentation provided (pgs 20-24), reflect borrower Visa originally issued on 11/9/2010 and expired on 10/1/2013 with renewal approval notice (pg. 22) validated 10/2/2013 to 10/1/2016. ** Evidence of renewal occurred during borrower present employment.  CRED 0032 Exception Cleared.;
4/15/15 - Received response from the lender of: "Attached is the TIL and Itemization from the partial re-draw. A partial redraw was done to change the credit from $8000 to $800 due to a typo. Escrow made the borrower sign all copies but failed to send us the re-drawn disclosures. Escrow provided the copy from their records". Attached is an updated copy of a TIL with its Itemization where both the TIL and Itemization reflect to be executed by the borrower and title holder on 3/19/2015 which is the same date of execution as the one in file. Lender credit is reflected as $800 on the Itemization provided which matches to the HUD1 credit.  Updated final TIL figures based on document provided with compliance being re-run. Under-disclosure cured with corrected TIL completed at closing.  COMP 0001 Exception Cleared. ;
4/21/15 - Received response from lender of: "Page 4 of app. with correct immigration status initialed by borrower." Lender attached page 4 of loan application with corrected Declaration section reflecting borrower is not a permanent resident alien. Residency status is supported by H1B work visa in file. Correction has been initialed by borrower, however, 1003 does not appear to be final as it is not signed and dated by borrower. Provide Final 1003 with corrected Declaration section. APP 0006 Exception Remains.;
4/21/15 - Received response from lender of: "so sorry. there are two page 4's in every file. one that is signed by the borrower and the other signed by the loan agent. borr made the correction on both and I uploaded only one. sorry. here is the borrower signed and initialed copy." Lender attached page 4 of loan application with corrected Declaration section reflecting borrower is not a permanent resident alien. Residency status is supported by H1B work visa in file. Correction has been initialed by borrower and 1003 appears to be Final signed and dated. APP 0006 Exception Cleared.

300007936	1	D	CD	RD	VC	A	CA	RA	VA	D	D	D	C	A	A	A	A	D	D	D	C	A	A	A	A	D	D	D	C	A	A	A	A	D	D	D	C	A	A	A	A	CA	1	Purchase	General QM
4/15/15 - Received underwriter executed 1008 reflecting a date of 03/13/15. DTI is 37.2% which matches to the 1008 originally provided. APRV 0001 Exception Cleared.;
4/15/15 - Received response from lender of: "work number verification dated 3/5 which is prior to note date. this was in the shipped file. thank you." Lender attached VOE dated 03/05/15 which is prior to Note date. Document reflects borrower employment status as Active. 24 months of employment history verified. QMATR 0008 Exception Cleared.;
4/15/15 - Received Residential Appraisal Review Short Form reflecting the original appraisal value of $1,860,000 is supported and confirms the charge for the appraisal review fee charged on line #810 of the HUD1. APPR 0041 Exception Cleared.;
4/15/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,860,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.;
4/15/15 - Received HUD marked Final, signed and stamped CTC by settlement agent. Reserves requirement met. Applied $6500 seller credit to closing cost on line 207 based on breakdown provided on page 4 of the HUD. Compliance review complete. HUD 0001 Exception Cleared.;
4/15/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,860,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

300007343	1	D	CC	RD	VC	A	CA	RA	VA	D	C	D	C	A	A	A	A	D	C	D	C	A	A	A	A	D	C	D	C	A	A	A	A	D	C	D	C	A	A	A	A	OR	1	Purchase	General QM
4/16/15 - Received a 3rd Party Desk Review but not for the subject loan.  CDA reflects the borrower name but for a different loan. ** No Exception Cleared.  APPR 0040 Exception Remains;
4/20/15 - Received 3rd Party Desk Review that reflects original appraisal value of $730,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.;
4/21/15- Lender provided copy of recorded deed of trust recorded 4/10/15. Grantor/Grantee, terms verified. DEED 0049 Exception cleared.;
4/21/15- Lender provided copy of Appraisal Waiver/Receipt Form dated 2/12/15 executed by borrower. ECOA 0003 exception cleared.;
4/22/15 - Received fully executed Final 1003  dated 04/08/15 with corrected Schedule of Real Estate Owned reflecting mortgage payment of $3710/mo. Mortgage payment now includes monthly payment of $226 and current 2nd loan balance. APP 0002 Exception Cleared.;
4/21/15 - Received a HUD marked Final, signed and stamped CTC by settlement agent. Reserves required met. Compliance review completed. HUD 0001 Exception Cleared.

300008631	1	D	CD	RD	VC	A	CA	RA	VA	D	D	D	C	A	A	A	A	D	D	D	C	A	A	A	A	D	D	D	C	A	A	A	A	D	D	D	C	A	A	A	A	CA	1	Purchase	General QM
4/21/15 -Received 3rd Party Desk Review that reflects original appraisal value of $964,000.00 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
4/23/15 - Received underwriter executed 1008, however document date is missing year. DTI is 31.2% which matches to the 1008 originally provided. APRV 0001 Exception Remains.;
4/22/15 - Received VVOE dated pre consummation reflecting borrower 2, employment status as Active and 24 months employment. Received VVOE dated 04/09/15. Handwritten notes in the bottom of the document states: "Employer verifies in writing only. No Verbal." Utilized Written VOE provided in original file dated prior to consummation (pg 70). QMATR 0008 Exception Cleared.;
4/23/15 - Received a copy of the executed recorded Mortgage Deed of Trust and legal description attachment (12 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN confirmed. DEED 0049 Exception Cleared.;
4/23/15 - Received a HUD marked Final, signed and stamped CTC by settlement agent. Reserves required met. Sales price agrees with HUD. Credit and compliance review complete. HUD 0001 Exception Cleared.;
4/24/15 - Received underwriter executed and dated 1008, dated 4/7/2015. DTI is 31.2% which matches to the 1008 originally provided. APRV 0001 Exception Cleared.;

110512150	2	D	CD	RC	VC	B	CA	RA	VB	D	D	C	C	B	A	A	B	D	D	C	C	B	A	A	B	D	D	C	C	B	A	A	B	D	D	C	C	B	A	A	B	RI	1	Purchase	General QM
APPR 0007 Proximity of Comparables to Subject Property is Unacceptable - Comp distances range from 1.65 miles to 13.14 miles from subject located in suburban location. Appraiser notes subject located in RI. Only listing Comp 5 is located in same city. Per location map (pg 96) all comps are located in close proximity to water however they are located in entirely different cities and neighborhoods. Appraiser comments on the limited sales pool to select from, and the market was expanded to find suitable comps. No additional review or valuation tool was obtained to confirm choice of comps was best available. , Compensating Factors: Long term established acceptable credit history  (8/4/14 - Received post-closing CDA review reflecting a value of $1,370,000.00 which does not support the original appraisal value of $1,400,000.00. Variance is within 10% tolerance at -2.1%. APPR 0007 Exception Overridden to EV2 Status. No action required.)

8/4/14 - Received post-closing CDA review reflecting a value of $1,370,000.00 which does not support the original appraisal value of $1,400,000.00. Variance is within 10% tolerance at -2.1%. APPR 0003/0040 Exception Overridden to EV2 Status. No action required.;
8/4/14 - Received post-closing CDA review reflecting a value of $1,370,000.00 which does not support the original appraisal value of $1,400,000.00. Variance is within 10% tolerance at -2.1%. APPR 0007 Exception Overridden to EV2 Status. No action required.;
8/7/14- Received copy of Sales contract for subject property transaction, total purchase price of 1400000.00 executed by all parties on 5/22/14. HUD 0014 Exception cleared.;
8/7/14- Completed Fraud report received with all alerts satisfactorily addressed. CRED 0089 Exception cleared.;
8/8/14- Response reflects that there is a 1008 attached, however attached document(s)reflect "None". APRV 0001 Exception remains,no proof of loan approval provided.;
8/8/14- 8/8/14- Response reflects that there is a "P&S Executed 5/31", however attached document(s)reflect "None". RESPA 0015 Exception remains,no documentation provided.;
8/11/14 - Received notification stating Affiliated Business Disclosure attached, however, no document was attached. COMP 0006 Exception Remains.;
8/11/14 - Received corrected appraisal reflecting subject city. Appraiser explains "The State of Rhode Island has 39 Cities and Towns... However it has nearly 100 zip codes assigned to the Stat for many of its villages. Subject location is a village within the town." APPR 0008 Exception Cleared.;
8/20/14 - Received a copy of the same 1008 from loan file that is not executed and does not reflect a loan approval date.  No exception cleared.  APRV 0001 Exception Remains;
8/20/14 - Received a copy of a borrower executed Affiliated Business Disclosure.  COMP 0006 Exception Cleared.;
8/20/14 - Received a copy of fully executed Sales Contract with date by Seller being 5/30/2014 to confirm fully executed (borrower signed 5/22/2014) contract.  The 5/30/2014 dates supports disclosure made to borrower on 6/2/2014. RESPA 0015 Exception Cleared.;
8/20/14 - Received a message from Lender stating: "Hello - i need the new servicer's information to prepare the notice of transfer. plesae email". No documentation or initial Notice was provided, thus no Exception cleared. SVCT 0001 Exception Remains.;
9/17/14 - Received copy of executed Servicing Disclosure Statement.  SVCT 0001 Exception Cleared.;
9/24/14 - Received executed and dated Lender 1008 (dated 6/27/14). DTI matches to 1008 in file.  APRV 0001 Exception Cleared.;

300002667	1	C	CC	RC	VC	A	CA	RA	VA	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	C	C	C	C	A	A	A	A	OR	1	Purchase
2/13/2015 - Received 3rd Party Desk Review that reflects original appraisal value of $575,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
2/17/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (18 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed. DEED 0049 Exception Cleared.;
2/17/15 - Received Lender rebuttal regarding the Closing Protection letter which stated: "Lender does not require protection letter if property is in the following states: Washington, Oregon, Idaho, Hawaii (states where Lender has been operating for quite some time). While obtaining a CPL is best practice, it is not a requirement, and thus the risk would be borne by the Originator / Lender.  Subject is in the state of OR. TITL 0005 Exception Cleared.;
2/23/2014 - Received lender response of: "The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. This process/procedure has been confirmed with our Compliance Department. Attached is Lender screen print of the Image Center history that reflects a different borrower and loan number then the subject, thus no Exception Cleared. ** COMP 0035 Exception Remains.;
2/23/2014 - Received a response from the lender stating: "As the Special Information Handbook/HUD Settlement Booklet is generated outside of our LOS and no signature is required, provided are the Banks internal initial disclosure procedure as outlined below". Attached is the banks Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. It further reflects it is not required for business purpose loans.  ** Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.;
2/24/2015 - Received lender response of: "The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. This process/procedure has been confirmed with our Compliance Department. Attached is Lender screen print of the Image Center history that reflects the borrower name and loan number with item numbers and document descriptions.  The description of "Affiliated Business Disclosure" was expanded on the screen to reflect Version #1 with a corresponding date of 12/23/2014 and a time stamp to represent when it was generated and sent out to the customer which was within 3-business days of the application date of 12/18/2014. ** COMP 0035 Exception Cleared.;
2/27/15 - Received response from lender of: "LOE".  Attached is a response from underwriting stating: "The guidelines state that retirement and 401k accounts are considered toward reserves. The borrower had $500,000+ (after 40% removed) in retirement verified after closing.
B. Reserves Requirements
* Stocks, bonds and mutual funds are considered at 70% toward reserves.
* Retirement and 401(k) accounts are considered at 60% toward reserves.
* In addition, all financed properties owned by the borrower other than the subject property require an additional 6 months' PITIA reserves per property.
*** No Exception Cleared.  Guidelines state that (pg. 4 of 13) under Minimum Reserves (third bullet point) that Retirement and 401(k) accounts are considered at 60% and do not count toward liquid reserves. Additionally unable to confirm final assets remaining as file also has CRED 0083 Exception for insufficient asset documentation.  Liquid reserves short.  CRED 0017 Exception Remains.;
3/2/15 - Received response from lender of: "Please see attached Guidelines. These were retired on 2/15/15. This loan was underwritten to these guides. Please view Page 9 for Reserve Requirements". ** No Exception Cleared.  Loan approval is dated 1/12/2015 which is dated prior to the guidelines revision date of 2/12/2015 that was provided.  CRED 0017 Exception Remains.;
3/5/15 - Received proof of liquidation of retirement accounts in the following amounts: $50,000 and $50,000 which matches Underwriting Evaluation (pg 197). Checks are dated 01/12/15 which is prior to Note date of 01/22/15. Total verified liquid assets of $156,082.32 is sufficient to cover cash to close of $119,648.53 and 3 months liquid reserves required of $8506.44. Exception partially cleared. EMD check of $10,000 is from Account. Bank statements for this account not provided in file. File provides bank statements but for different accounts numbers (pgs 105-121). CRED 0083 Exception Remains.;
3/5/15 - Received proof of liquidation of retirement accounts in the following amounts: $50,000  and $50,000 which matches Underwriting Evaluation (pg 197). Checks are dated 01/12/15 which is prior to Note date of 01/22/15. Total verified liquid assets of $156,082.32 is sufficient to cover cash to close of $119,648.53 and 3 months liquid reserves required of $8,506.44. Lender also presented EMD check of $10,000 which was excluded due to funds came from an undisclosed/unverified account. Adding the liquidated retirement accounts satisfies closing and liquid reserves requirement. CRED 0017 Exception Cleared.;
3/6/15 - Received response from lender which states: "The borrowers bank account number as shown on the check. The bank account as shown on the bank statement which matches all but the first and last digit of the account number on the check.  The check number coincides with other checks written on this account, such as the check that cleared on 11/21. The borrower does not have any other bank accounts." Agree. Two months bank statements provided in original file (pg 109) appear to have matching bank account number except for the first and last digit. Format of EMD check number presented on 12/18/14 matches format on other check which cleared on 11/21/14 (pg 111). EMD funds of $10,000 sourced. Total verified liquid assets of $156,082.32 is sufficient to cover cash to close of $119,648.53 and 3 months liquid reserves required of $8506.44. CRED 0083 Exception Cleared.;
3/10/15 - Received final 442/1004D final inspection with final photos.  APPR 0032 Exception Cleared.;
3/18/15 - Received the final 442/1004D inspection with photos that was previously provided for APPR 0032 exception. ** No Exception Cleared. No updated URAR provided to reflect either the Cost Approach as completed or acceptable explanation by the appraiser for the omission of the Cost Approach.  APPR 0002 Exception Remains.;
3/23/15 - Received response from lender of: "Appraisal Revised to show cost approach and site value." Lender provided copy of 442/1004D along with corrected 1004 appraisal report with completed cost approach section. Original appraisal is complete. APPR 0032 Exception Cleared.